As filed with the Securities and Exchange Commission on February 26, 2010
Registration Nos. 333-106757
811-21394

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 11
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 13

COUNTRY Investors Variable Life Account
(Exact Name of Registrant)

COUNTRY Investors Life Assurance Company
(Name of Depositor)

1701 N. Towanda Avenue
Bloomington, Illinois 61701
1-309-821-3000
(Address and Telephone Number of Principal Executive Office)

James M. Jacobs
Office of the General Counsel
1701 N. Towanda Avenue
Bloomington, Illinois 61701
(Name and Address of Agent for Service of Process)

Copy to:
Thomas E. Bisset, Esquire
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485;

☐	on May , 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485;

☑	on May 1, 2010 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
Title of Securities Being Registered: Flexible Premium Variable Life Insurance Policies

COUNTRY Investors Variable Life Account

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

PROSPECTUS
May 1, 2010

COUNTRY Investors Life Assurance Company® (“COUNTRY,” “we,” “us” or “our”) is offering an individual flexible premium variable life insurance policy (the “Policy”) described in this Prospectus. COUNTRY designed the Policy: (1) to provide insurance protection; and (2) to permit the purchaser of a Policy (“you” or “your”) to vary premium payments and adjust the death proceeds payable under the Policy.

While the Policy is in force, we will pay:

•	death proceeds upon the Insured’s death, and

•	a Net Cash Surrender Value or Net Accumulated Value upon complete surrender or partial withdrawal of the Policy.

You may allocate Net Premiums under a Policy to one or more of the Subaccounts of COUNTRY Investors Variable Life Account (the “Variable Account”). Death proceeds may, and Accumulated Value will, vary with the investment performance of the Variable Account. Each Subaccount invests exclusively in shares of the Investment Options listed below. Current prospectuses that describe the investment objectives and risks of each Investment Option must accompany or precede this Prospectus.

American Century Investments
VP Inflation Protection Bond Fund
VP Ultra® Fund
VP Vistasm Fund
Calvert Asset Management Company
(formerly, Summit Pinnacle Series)
Summit Russell 2000 Small Cap Index
 Portfolio—Class F
Summit S&P MidCap 400 Index
 Portfolio—Class F
Summit EAFE International Index
 Portfolio—Class F
COUNTRY Mutual Funds Trust
COUNTRY VP Bond Fund
COUNTRY VP Growth Fund
DWS Variable Series I
DWS Global Opportunities VIP—Class A
DWS Variable Series II
DWS Global Thematic VIP — Class A
EquiTrust Variable Insurance Series Fund
Blue Chip Portfolio—Service Class
High Grade Bond Portfolio—Service
 Class
Managed Portfolio—Service Class
Money Market Portfolio—Service Class
Strategic Yield Portfolio—Service Class
Value Growth Portfolio—Service Class

Fidelity® Variable Insurance Products Funds
VIP Contrafund® Portfolio—Service
 Class 2
VIP Disciplined Small Cap—Service Class 2
VIP Growth Portfolio—Service Class 2
VIP High Income Portfolio—Service Class 2
VIP Index 500 Portfolio—Service Class 2
VIP Mid Cap Portfolio—Service Class 2
VIP Real Estate Portfolio—Service
 Class 2
Franklin Templeton Variable Insurance
Trust
Franklin Small Cap Value Securities
 Fund—Class 2
Franklin U.S. Government Fund—Class 2
Mutual Shares Securities Fund—Class 2
Templeton Global Bond Securities—
 Class 2 (formerly, Templeton Global
 Income Securities)

JPMorgan Insurance Trust
Diversified Mid Cap Growth
 Portfolio—Class 1
Intrepid Growth Portfolio—Class 1
Intrepid Mid Cap Portfolio—Class 1
Small Cap Core Portfolio—
 Class 2 (formerly, Small Cap
Equity Portfolio)
T. Rowe Price Equity Series, Inc.
Equity Income Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
T. Rowe Price International Series, Inc.
International Stock Portfolio

You may also allocate Net Premiums to the Declared Interest Option, which is supported by our General Account. We credit amounts allocated to the Declared Interest Option with at least a 3% annual interest rate.

Please note that the Policies and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested. We do not guarantee the amount and/or duration of insurance coverage under the Policy.

This Prospectus provides basic information that you should know before purchasing the Policy. You should consider the Policy in conjunction with other insurance you own. Replacing your existing life insurance with this Policy may not be to your advantage. In addition, it may not be to your advantage to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy. Please consult your registered representative or tax adviser.

The Securities and Exchange Commission has not approved or disapproved these securities or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Please read this Prospectus carefully and retain it for future reference.
Issued By
COUNTRY Investors Life Assurance Company®

Home Office 1701 N. Towanda Avenue Bloomington, Illinois 61701	Variable Product Service Center PO Box 9239 Des Moines, Iowa 50306 1-888-349-4658

The Policy is not available in all States.

This Prospectus constitutes an offering only in those jurisdictions where such offering may lawfully be made.

COUNTRY has not authorized any dealer, salesman or other person to give any information or make any representations in connection with this offering other than those contained in this Prospectus. Do not rely on any such other information or representations.

POLICY BENEFITS/RISK SUMMARY

This summary describes the Policy’s important benefits and risks. The sections in the Prospectus following this summary discuss the Policy’s benefits and other provisions in more detail. The Glossary at the end of the Prospectus defines certain words and phrases used in this Prospectus.

POLICY BENEFITS

Your Policy is a flexible premium variable life insurance policy that provides life insurance protection in the event of the death of the Insured. The death benefit proceeds payable to the Beneficiary may, and your Accumulated Value under the Policy will, vary based on the investment performance of the Subaccounts you choose and the amount of interest credited in the Declared Interest Option. You may make withdrawals and loans from your Accumulated Value under the Policy subject to certain conditions described in this Prospectus. You may surrender your Policy at any time.

Death Benefit

•	Death Benefit Proceeds: We pay the death benefit (less any Policy Debt plus any unearned loan interest and any premiums paid after the date of death) to the Beneficiary when the Insured dies. We will increase the death benefit by the amount of any additional insurance provided by optional benefit rider(s).

•	Death Benefit Options: You may choose between two death benefit options under the Policy. You may change the death benefit option at any time while the Policy is in force. You may change the Specified Amount (which is the amount of insurance you select), after the first Policy Year, while the Policy is in force. Changing the death benefit option or Specified Amount may have tax consequences. We calculate the amount available under each death benefit option monthly and as of the Insured’s date of death.

•	Option A is equal to the greater of: (1) the sum of the Specified Amount and the Accumulated Value; or (2) the Accumulated Value multiplied by the specified amount factor for the Insured’s Attained Age, as set forth in the Policy.

•	Option B is equal to the greater of: (1) Specified Amount; or (2) the Accumulated Value multiplied by the specified amount factor for the Insured’s Attained Age, as set forth in the Policy.

•	Accelerated Payment of Death Benefit Endorsement: Under the Accelerated Payment of Death Benefit Endorsement, which is available at no charge, you may receive accelerated payment of part of your death benefit if the Insured develops a terminal illness. Adding the Accelerated Payment of Death Benefit Endorsement to a Policy or requesting an accelerated benefit payment under this Endorsement may have tax consequences.

Surrenders, Partial Withdrawals, Transfers and Policy Loans

•	Surrenders: At any time while your Policy is in force, you may make a written request to us at our Variable Product Service Center to surrender your Policy and receive the Cash Surrender Value less any Policy Debt. The Cash Surrender Value is the Accumulated Value reduced by the Surrender Charge. A surrender may have tax consequences.

•	Partial Withdrawals: After the first Policy Year, while your Policy is in force, you may make a written request to withdraw part of the Cash Surrender Value. Partial withdrawals may have tax consequences.

•	Transfers: Subject to certain limitations, you may transfer amounts among the Subaccounts an unlimited number of times in a Policy Year. We currently assess a $10 charge for each transfer after the first twelve transfers in a Policy Year. This privilege may be terminated at any time). You may only make one transfer per Policy Year from the Declared Interest Option to the Variable Account.

•	Loans: You may take a loan from your Policy at any time. The maximum loan amount you may take is the Cash Surrender Value less any outstanding Policy Debt and less the amount necessary to keep the Policy in force to the third Monthly Deduction Day following the date of the Policy Loan. We charge you a maximum annual interest rate no greater than 7.4% per year in advance on your loan. We may declare a lower rate in our discretion. After the tenth Policy Year, we may, but are not obligated to do so, allow you to take a loan in an amount equal to or less than the gain under the Policy with an effective annual interest rate of 0%. Loans may have tax consequences.

Premiums

•	Flexibility of Premiums: After you pay the initial premium, you may pay subsequent premiums at any time and in any amount (but not less than $50), subject to a certain maximum. You may select a premium payment plan to pay premiums quarterly, semi-annually or annually. You are not required to pay premiums according to the plan.

•	Cancellation Privilege: When you receive your Policy, the free-look period begins. You may return your Policy during this period and receive a refund. We will refund an amount equal to the greater of: (1) the premiums paid; or (2) the sum of the Accumulated Value on the Business Day we receive the Policy at our Variable Product Service Center plus any charges deducted. The free-look period expires at midnight on the 30th day after you receive the Policy. This period will be longer if required by state law.

Asset Allocation Program

You may elect to participate in the Asset Allocation Program and allocate all of your Net Premiums to one of the six (6) model portfolios we make available under the Program to assist you in selecting Investment Options. Each model portfolio represents a different level of risk tolerance: Aggressive; Growth; Growth-Income; Balanced; Income Growth; and Income. The Investment Option allocations of the model portfolios may be changed from time to time in response to market conditions or other factors. To make it easier for you to remain in your selected model portfolio after a change has been made we have revised our procedures.

•	For Policies issued prior to May 1, 2010, under the procedures in place when we issued the Policy, once you selected a model portfolio and the Investment Option allocations, those selections remained unchanged until you elected to revise the Investment Option allocations or selected a new model portfolio.

•	However, for Policies issued on or after May 1, 2010, and beginning on August 2, 2010 for Policies issued prior to May 1, 2010, if the Investment Option allocations of the model portfolio you have chosen are changed, you will need to elect to opt out of the model portfolio as modified to maintain your then-current investment allocations. Otherwise, your Accumulated Value and future premiums will be allocated among the Investment Options based on the changes to the model portfolio.

We will forward to you advance notice of any changes to your model portfolio. You may revise your Investment Option allocations or select a new model portfolio at your discretion.

There is no separate charge for participating in the Asset Allocation Program, nor is there a charge to change to a different model portfolio or to change your allocation to a particular Investment Option. There is no guarantee that a model portfolio in the Asset Allocation Program will not lose money or experience volatility.

The Policy

•	Ownership Rights: While the Insured is living, you, as the owner of the Policy, may exercise all of the rights and options described in the Policy. These rights include selecting and changing the Beneficiary, the Policyowner and assigning the Policy. Changing the Policyowner or assigning the Policy may have tax consequences.

•	Variable Account: You may direct the money in your Policy to any of the Subaccounts of the Variable Account. Each Subaccount invests exclusively in one of the Investment Options listed on the first page of this Prospectus.

•	Declared Interest Option: You may place money in the Declared Interest Option where it is guaranteed to earn at least 3% annual interest. We may declare higher rates of interest, but are not obligated to do so.

•	Accumulated Value: Accumulated Value is the sum of the values of your Policy in the Subaccounts and the Declared Interest Option and any amounts transferred to the Declared Interest Option to secure any outstanding Policy Debt. Accumulated Value varies from day to day depending on the investment performance of the Subaccounts you choose, interest we credit to the Declared Interest Option, charges we deduct and any other transactions (e.g., transfers, partial withdrawals and loans). We do not guarantee a minimum Accumulated Value.

•	Payment Options: There are several ways of receiving proceeds under the death benefit, surrender and partial withdrawal provisions of the Policy, other than in a lump sum. None of the available payment options vary with the investment performance of the Variable Account. Other options may be available. More detailed information concerning these payment options is available on request from our Variable Product Service Center.

Supplemental Riders and Benefits

We offer several riders that provide supplemental benefits under the Policy. We generally deduct any monthly charges for these riders from Accumulated Value as part of the monthly deduction. Your registered representative can help you determine whether any of these riders are suitable for you. These riders may not be available in all states. Please contact us for further details. See “ADDITIONAL INSURANCE BENEFITS” for a description of each rider available under the Policy.

POLICY RISKS

Investment Risk

If you invest your Accumulated Value in one or more Subaccounts, you will be subject to the risk that the investment performance of the Subaccounts will be unfavorable, and that, due both to the unfavorable performance and the resulting higher insurance charges, the Accumulated Value will decrease. You will also be subject to the risk that the investment performance of the Subaccounts you select may be less favorable than that of other Subaccounts. In order to keep the Policy in force, you may be required to pay more premiums than originally planned. You could lose everything you invest.

If you allocate Net Premiums to the Declared Interest Option, we will credit your Accumulated Value (in the Declared Interest Option) with a declared rate of interest. However, you assume the risk that the rate may decrease, although it will never be lower than the guaranteed rate of 3%.

Risk of Lapse

If your Net Cash Surrender Value is not enough to pay the charges deducted each month, your Policy may enter a 61-day Grace Period. We will notify you that the Policy will lapse (terminate without value) at the end of the Grace Period unless you make a sufficient payment. Your Policy generally will not lapse at the end of a Grace Period if you make a premium payment that, when reduced by the premium expense charge, will be at least equal to three times the monthly charges under the Policy immediately preceding the Grace Period. You may reinstate a lapsed Policy, subject to certain conditions.

Tax Risks

In order to qualify as a life insurance contract for federal income tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy should generally satisfy the applicable requirements. There is less guidance, however, with respect to a Policy with a spouse or child term rider attached and it is not clear whether such a Policy will, in all cases, satisfy the applicable requirements, particularly if you pay the full amount of premiums permitted under the Policy. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of Accumulated Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy generally should be excludable from the gross income of the Beneficiary, but may be subject to estate taxes. As a result, the Beneficiary generally should not be taxed on these proceeds.

Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract (“MEC”) under federal tax laws. If a Policy is treated as a MEC, any surrenders, partial withdrawals and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals and loans taken before you reach age 59 1/2. If the Policy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. However, the tax consequences associated with loans on Policies in force for ten years or more is unclear. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

The tax treatment of the Overloan Protection Rider that may be purchased with this Policy is uncertain. In particular, it is not clear whether the Overloan Protection Rider will be effective to prevent taxation of the outstanding loan balance as a distribution when the Overloan Protection Rider causes the Policy to convert to a fixed Policy. Anyone contemplating the purchase of the Policy with the Overloan Protection Rider should consult a tax adviser.

See “FEDERAL TAX MATTERS.” You should consult a qualified tax adviser for assistance in all Policy-related tax matters.

Partial Withdrawal and Surrender Risks

The Surrender Charge under the Policy applies for the first nineteen Policy Years in the event you surrender your Policy and may be considerable. It is possible that you will receive no Net Cash Surrender Value if you surrender your Policy in the first few Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Accumulated Value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.

Even if you do not ask to surrender your Policy, Surrender Charges may play a role in determining whether your Policy will lapse (terminate without value), because Surrender Charges affect the Net Cash Surrender Value which is a measure we use to determine whether your Policy will enter a Grace Period (and possibly lapse). See “Risk of Lapse” above.

Partial withdrawals may not exceed an amount equal to (a) minus (b) where:

(a) is the Cash Surrender Value; and

(b) is the sum of:

(1)	an amount sufficient to keep the Policy in force to the third Monthly Deduction Day following the date of the partial withdrawal; plus

(2)	any Policy Loans; plus

(3)	the Partial Withdrawal Fee.

Partial withdrawals are assessed a Partial Withdrawal Fee equal to the lesser of $25 or 2% of the Accumulated Value withdrawn.

A partial withdrawal or surrender may have tax consequences.

Policy Loan Risks

A Policy Loan, whether or not repaid, will affect Accumulated Value over time because we subtract the amount of the Policy Loan from the Subaccounts and/or Declared Interest Option as collateral, and this loan collateral does not participate in the investment performance of the Subaccounts or receive any higher interest rate credited to the Declared Interest Option.

We reduce the amount we pay on the Insured’s death by any outstanding Policy Debt. Your Policy may lapse (terminate without value) if Policy Debt plus any unearned loan interest reduces your Net Cash Surrender Value to zero.

If you surrender the Policy or allow it to lapse while a Policy Loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly. A loan may also have other tax consequences.

Risk of An Increase in Current Fees and Expenses

Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.

PORTFOLIO RISKS

A comprehensive discussion of the risks of each Investment Option may be found in the respective Fund’s prospectus. Please refer to each Fund’s prospectus for more information.

There is no assurance that any Fund will achieve its stated investment objective.

FEE TABLES

The following tables describe the fees and expenses that are payable when buying, owning and surrendering the Policy.

The first table describes the fees and expenses that are payable at the time you buy the Policy, surrender the Policy or transfer Accumulated Value among the Subaccounts and Declared Interest Option.

Transaction Fees

Amount Deducted—
	When Charge is	Maximum Guaranteed	Amount Deducted—
Charge	Deducted	Charge*	Current Charge
Premium Expense Charge	Upon receipt of each premium payment	6% of each premium payment	6% of each premium payment

Partial Withdrawal Fee	Upon partial withdrawal	2% of the Accumulated Value withdrawn, not to exceed $25	2% of the Accumulated Value withdrawn, not to exceed $25

Surrender Charge[1]	Upon a full surrender of your Policy during the first nineteen Policy Years.
Minimum Charge[2]		$2.21 per $1,000 of Specified Amount	$2.21 per $1,000 of Specified Amount
Maximum Charge[3]		$51.54 per $1,000 of Specified Amount	$51.54 per $1,000 of Specified Amount
Charge for Male, Issue Age 30, Standard Non-Tobacco in first Policy Year		$17.92 per $1,000 of Specified Amount	$17.92 per $1,000 of Specified Amount

Transfer Charge	Upon transfer	First twelve transfers in a Policy Year are free, $25 for each subsequent transfer	First twelve transfers in a Policy Year are free, $10 for each subsequent transfer

Illustrative Report	Upon request for each additional report in a Policy Year	$25 per report	$0 per report

Accelerated Payment of Death Proceeds Fee	Upon election of the accelerated death benefit	$250	$250

*	We may charge fees and use rates that are lower than the maximum guaranteed charge. Current charges are the fees and rates currently in effect. Any changes in current charges will be prospective and will never exceed the maximum charge.

The next tables describe the fees and expenses that you will pay periodically during the time that you own your Policy, not including expenses of each Investment Option.

Periodic Charges
(Other than Investment Option Operating Expenses)

Amount Deducted—
	When Charge is	Maximum Guaranteed	Amount Deducted—
Charge	Deducted	Charge	Current Charge
Cost of Insurance Charge[4]	Monthly, on the Monthly Deduction Day
Minimum Charge[5]		$0.02 per $1,000 net amount at risk	$0.02 per $1,000 net amount at risk
Maximum Charge[6]		$83.33 per $1,000 net amount at risk	$30.40 per $1,000 net amount at risk
Charge for Male, Attained Age 30, Non-Tobacco $100,000 Specified Amount		$0.09 per $1,000 net amount at risk	$0.09 per $1,000 net amount at risk

Monthly Expense Charge	Monthly, on the Monthly Deduction Day
Minimum Charge[7]		$4	$4
Maximum Charge[8]		$10 in the first ten Policy Years, $4 in each subsequent Policy Year	$10 in the first ten Policy Years, $4 in each subsequent Policy Year
Charge for Issue Age 30, Standard Non-Tobacco		$8 in the first ten Policy Years, $4 in each subsequent Policy Year	$8 in the first ten Policy Years, $4 in each subsequent Policy Year

Monthly Unit Charge[9]	Monthly, on the Monthly Deduction Day for the first 19 Policy Years
Minimum Charge[10]		$0.06 per $1,000 of Specified Amount	$0.06 per $1,000 of Specified Amount
Maximum Charge[11]		$0.24 per $1,000 of Specified Amount	$0.24 per $1,000 of Specified Amount
Charge for Attained Age 30, Standard Non-Tobacco		$0.11 per $1,000 of Specified Amount	$0.11 per $1,000 of Specified Amount

Policy Loan Interest Spread[12]	On each Policy Anniversary or earlier, as applicable[13]	5.00% (effective annual rate)	3.75% (effective annual rate)

Children’s Insurance Rider	Monthly, on the Monthly Deduction Day	$3.70 per unit of rider coverage	$3.70 per unit of rider coverage

Amount Deducted—
	When Charge is	Maximum Guaranteed	Amount Deducted—
Charge	Deducted	Charge	Current Charge
Optional Guaranteed Insurance Option Rider[14]	Monthly, on the Monthly Deduction Day
Minimum Charge[15]		$0.05 per $1,000 of rider coverage amount	$0.05 per $1,000 of rider coverage amount
Maximum Charge[16]		$0.20 per $1,000 of rider coverage amount	$0.20 per $1,000 of rider coverage amount
Charge for Issue Age 30		$0.15 per $1,000 of rider coverage amount	$0.15 per $1,000 of rider coverage amount

Optional Spouse Insurance Rider[14]	Monthly, on the Monthly Deduction Day
Minimum Charge[17]		$0.03 per $1,000 of rider coverage amount	$0.02 per $1,000 of rider coverage amount
Maximum Charge[18]		$83.33 per $1,000 of rider coverage amount	$30.40 per $1,000 of rider coverage amount
Charge for Female, Attained Age 30, Standard Non-Tobacco, $100,000 Specified Amount		$0.06 per $1,000 of rider coverage amount	$0.05 per $1,000 of rider coverage amount

Waiver of Specified Premium Rider	Monthly, on the Monthly Deduction Day
Minimum Charge[19]		2.75% of monthly specified premium amount	2.75% of monthly specified premium amount
Maximum Charge[20]		9.75% of monthly specified premium amount	9.75% of monthly specified premium amount
Charge for Insured with Attained Age 30		3.50% of monthly specified premium amount	3.50% of monthly specified premium amount

Overloan Protection Rider	Upon exercise	1.50% of Accumulated Value	1.50% of Accumulated Value

(1) The Surrender Charge equals a charge per $1,000 of Specified Amount, and varies based on the Insured’s Issue Age, sex, underwriting class and Policy Year. The Surrender Charge shown in the table may not be representative of the charge you will pay. Your Policy’s data page indicates the Surrender Charge applicable to your Policy. More detailed information concerning your Surrender Charge is available upon request at our Variable Product Service Center. This charge is assessed during the first nineteen Policy Years. After the first five Policy Years, the Surrender Charge decreases annually.

(2) The minimum charge shown is the first Policy Year Surrender Charge for Insureds with the following characteristics: Female, Issue Age 0.

(3) The maximum charge shown is the first Policy Year Surrender Charge for Insureds with the following characteristics: Female, Issue Age 61, Preferred Tobacco.

(4) The cost of insurance charge will vary based on the Insured’s Attained Age, sex, Specified Amount and underwriting class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s data page indicates the guaranteed cost of insurance charge applicable to your Policy. More detailed information concerning your cost of insurance charge is available on request from our Variable Product Service Center. Also, before you purchase the

Policy, we can provide you hypothetical illustrations of Policy values based upon the Insured’s age and risk class, the death benefit option, Specified Amount, planned periodic premiums and riders requested. Please consult your registered representative for information about your cost of insurance charge.

(5) The minimum guaranteed cost of insurance charge assumes that the Insured has the following characteristics: Female, Attained Age 5, Non-Tobacco. The minimum current cost of insurance charge assumes that the Insured has the following characteristics: Female, Attained Age 5 or Attained Age 6, $1,000,000 or greater Specified Amount.

(6) The maximum guaranteed cost of insurance charge for standard underwriting classes assumes that the Insured has the following characteristics: Male or Female, Attained Age 120. The maximum current cost of insurance charge for standard underwriting classes assumes the Insured has the following characteristics: Male, Attained Age 99, Standard Tobacco, Specified Amount less than $100,000. The maximum guaranteed and current cost of insurance charge for substandard risks is $83.33333 per $1,000 of net amount at risk, which, depending on the specific substandard ratings, could vary based on Attained Ages, sex, underwriting classes and Specified Amount.

(7) The minimum guaranteed and minimum current monthly expense charge assumes that the Insured has the following characteristics: Issue Age 0-12, Standard Non-Tobacco.

(8) The maximum guaranteed and maximum current monthly expense charge assumes that the Insured has the following characteristics: Issue Age 24-80, Standard Tobacco.

(9) The monthly unit charge will vary based on the Insured’s Issue Age and underwriting class. The monthly unit charges shown in the table may not be typical of the charges you will pay. Your Policy’s data page indicates the guaranteed monthly unit charge applicable to your Policy. More detailed information concerning your monthly unit charge is available on request from our Variable Product Service Center.

(10) The minimum guaranteed and minimum current monthly unit charge assumes that the Insured has the following characteristics: Issue Age 15-46, Preferred Plus Non-Tobacco or Issue Age 0-1, Standard Non-Tobacco.

(11) The maximum guaranteed and maximum current monthly unit charge assumes that the Insured has the following characteristics: Issue Ages 74-80, Standard Tobacco.

(12) The Policy Loan Interest Spread is the difference between the amount of interest we charge you for a loan (currently, an effective rate of 8.00%, guaranteed not to exceed 8.00%), and the amount of interest we credit to the amounts we hold as security for the Policy Debt guaranteed at an effective annual rate equal to no less than 3.00% (currently, an effective annual rate of 3.00%).

 The current Policy Loan Interest Spread identified in the above table is the Policy Loan Interest Spread in effect as of the date of this Prospectus. The Company, in its discretion, may vary the Policy Loan Interest Spread from time to time. The current Policy Loan Interest Spread may not be the Policy Loan Interest Spread at the time you request a Policy Loan.

(13) While a Policy Loan is outstanding, loan interest is payable in advance on each Policy Anniversary or, if earlier, on the date of Policy lapse, surrender, termination or the Insured’s death. For Policies that have been in force ten years, we may allow a loan spread of 0% on a loan in an amount equal to or less than the gain under the Policy.

(14) The charge for the Spouse Insurance Rider varies based on the Spouse’s Attained Age, sex, underwriting class and Specified Amount. The charge for the Guaranteed Insurance Option Rider varies based on the Insured’s Issue Age. The charges shown in the table may not be typical of the charges you will pay. More detailed information regarding these rider charges is available upon request from our Variable Product Service Center.

(15) The minimum Guaranteed Insurance Option Rider charge assumes that the Insured has the following characteristics: Issue Ages 0-2.

(16) The maximum Guaranteed Insurance Option Rider charge assumes that the Insured has the following characteristics: Issue Ages 41-42.

(17) The minimum guaranteed Spouse Insurance Rider charge assumes that the Insured has the following characteristics: Female, Attained Age 15, Non-Tobacco. The minimum current Spouse Insurance Rider charge assumes that the Insured has the following characteristics: Female, Attained Age 15, Preferred Plus Non-Tobacco, $1,000,000 or greater Specified Amount.

(18) The maximum guaranteed Spouse Insurance Rider charge assumes that the Insured has the following characteristics: Male or Female, Attained Age 99. The maximum current Spouse Insurance Rider assumes that the Insured is in a standard underwriting class has the following characteristics: Male, Attained Age 99, Standard Tobacco, Specified Amount less than $100,000. The maximum guaranteed and current Spouse Insurance Rider charge for substandard risks is $83.33333 per $1,000 of rider coverage amount, which, depending on the specific substandard ratings, could vary based on Attained Age, sex, underwriting class and Specified Amount.

(19) The minimum guaranteed and minimum current Waiver of Specified Premium Rider charge assumes the Insured has the following characteristics: Male or Female, Attained Age 0-21.

(20) The maximum guaranteed and maximum current Waiver of Specified Premium Rider charge assumes the Insured has the following characteristics: Male or Female, Attained Age 59.

The next table shows the minimum and maximum fees and expenses (both before and after contractual fee waivers and expense reimbursements) charged by any of the Investment Options for the fiscal year ended December 31, 2009. More detail concerning each Investment Option’s fees and expenses is contained in the prospectus for each Investment Option.

Annual Investment Option Operating Expenses(19)
(expenses that are deducted from Investment Option assets)(20)

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	—%	—%

Total Annual Portfolio Operating Expenses After
Contractual Fee Waiver or Reimbursement(21)	—%	—%

(19) Some Investment Options may impose a redemption fee of up to 2% of the amount withdrawn to deter frequent trading activity.

(20) For certain Investment Options, certain expenses were reimbursed or fees waived during 2009. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee waiver arrangements, annual Investment Option operating expenses would have been:

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	—%	—%

(21) The “Total Annual Investment Options Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Policyowners and will continue past the current year. _ Investment Options currently have contractual reimbursement or fee waiver arrangements in place.

COUNTRY INVESTORS LIFE ASSURANCE COMPANY AND THE VARIABLE ACCOUNT

COUNTRY Investors Life Assurance Company

The Company was incorporated on October 13, 1981 as a stock life insurance company in the state of Illinois and is principally engaged in the offering of life insurance policies and annuity contracts. We are admitted to do business in 43 states: Alabama, Alaska, Arizona, Arkansas, Colorado, Connecticut, Delaware, Florida, Georgia, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Massachusetts, Michigan, Minnesota, Mississippi, Missouri, Montana, Nebraska, Nevada, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Oregon, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Texas, Virginia, Washington, West Virginia, Wisconsin and Wyoming.

IMSA

The Company is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, the Company may use the IMSA logo and language in advertisements.

The Variable Account

We established the Variable Account as a separate account on April 17, 2002. The Variable Account receives and invests the Net Premiums under the Policy, and may receive and invest net premiums for any other variable life insurance policies we issue. Income, gains and losses, whether or not realized, from assets allocated to the Variable Account will be credited to or charged against the Variable Account, without regard to our other income, gains or losses.

The Variable Account’s assets are our property, and they are available to cover our general liabilities only to the extent that the Variable Account’s assets exceed its liabilities arising under the Policies and any other policies it supports. The portion of the Variable Account’s assets attributable to the Policies generally are not chargeable with liabilities arising out of any other business that we may conduct. We may transfer to the General Account any Variable Account assets which are in excess of such reserves and other Policy liabilities. We are obligated to pay any amounts due under the Policy.

Under some specified circumstances, we will allocate initial Net Premiums and Accumulated Value under the Policy to the Declared Interest Option, which is part of our General Account. (See “THE POLICY-Premiums-Allocating Net Premiums,” “THE POLICY-Policy Lapse and Reinstatement” and “POLICY BENEFITS-Loan Benefits-Allocation of Policy Loan.”) Assets held in our General Account are subject to our general liabilities from business operations.

The Variable Account currently has 35 Subaccounts but may, in the future, include additional subaccounts. Each Subaccount invests exclusively in shares of a single corresponding Investment Option. Income and realized and unrealized gains or losses from the assets of each Subaccount are credited to or charged against that Subaccount without regard to income, gains or losses from any other Subaccount. We registered the Variable Account as a unit investment trust under the Investment Company Act of 1940. The Variable Account meets the definition of a separate account under the federal securities laws. Registration with the Securities and Exchange Commission (the “SEC” or the “Commission”) does not mean that the Commission supervises the management or investment practices or policies of the Variable Account or the Company. The Variable Account is also subject to the laws of the State of Illinois which regulate the operations of insurance companies domiciled in Illinois.

Investment Options

The Variable Account invests in shares of the Investment Options described below. Each of these Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option is part of a mutual fund that is registered with the SEC as an open-end management investment company. This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC. Each Investment Option has its own investment objectives and separately determines the income and losses for that Investment Option. You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may be directed to a maximum of 16 Investment Options, including the Declared Interest Option.

The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

The paragraphs below summarize each Investment Option’s investment objectives and policies. There is no assurance that any Investment Option will achieve its stated objectives. In addition, no single Investment Option, by itself, constitutes a balanced investment plan. Please refer to the prospectus for each Investment Option for more detailed information, including a description of risks, for each Investment Option. The Investment Option prospectuses accompany this Prospectus. You should read them carefully and retain them for future reference.

American Century Investments. American Century Investment Management, Inc. is the investment adviser to the Funds.

Portfolio	Investment Objective(s) and Principal Investments
VP Inflation Protection Bond Fund
•  This Fund seeks long-term total return. The Fund pursues this objective by using a strategy to protect against U.S. inflation by investing substantially all of its assets in investment-grade debt securities.

VP Ultra® Fund
•  This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of large companies with earnings and revenue that are not only growing, but growing at a successively faster, or accelerating pace.

VP Vistasm Fund	• This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of medium-sized and smaller companies which will increase in value over time.

Calvert Asset Management Company (formerly, Summit Pinnacle Series). Calvert Asset Management Company serves as the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Summit Russell 2000® Small Cap Index Portfolio
•  This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. The Portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to small cap stocks as represented in the Russell 2000 Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

Summit S&P MidCap 400® Index Portfolio
•  This Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index. The portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to midcap stocks as represented in the S&P MidCap 400 Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

Summit EAFE International Index Portfolio
•  This Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East. The Portfolio will typically invest in common stocks of the companies that compose the MSCI EAFE Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

COUNTRY Mutual Funds Trust. COUNTRY Fund Management, a department of COUNTRY Trust Bank, is the investment adviser to the Funds.

Portfolio	Investment Objective(s) and Principal Investments
COUNTRY VP Bond Fund
•  This Fund seeks maximum total return consistent with preservation of capital. To pursue its goal, the Fund invests in a portfolio of bonds and other debt obligations and maintains a market value weighted average maturity of more than five years.

COUNTRY VP Growth Fund
•  This Fund seeks growth of capital. Dividend income, if any, will be incidental to this goal. The Fund invests primarily in common stocks and other equity securities of well-established, large-capitalization companies (which generally have $5 billion of market value or more), that are determined to have above-average long-term growth potential.

DWS Variable Series I and DWS Variable Series II. Deutsche Investment Management Americas Inc. (“DIMA”) is the investment adviser for each portfolio of DWS Variable Series I and II. Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of DIMA. DWS Investments is the designation given to the products and services provided by DIMA and its affiliates to the DWS mutual funds (including the Funds listed below).

Portfolio	Investment Objective(s) and Principal Investments
Global Opportunities VIP
•  This Portfolio seeks above-average capital appreciation over the long term. The Portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the S&P Developed Small Cap Index, formerly the S&P/Citigroup Extended Market Index—World.)

Global Thematic VIP
•  This Portfolio seeks long-term capital growth. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be “blue chip” companies.

EquiTrust Variable Insurance Series Fund. EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Blue Chip Portfolio	• This Portfolio seeks growth of capital and income. The Portfolio pursues this objective by investing at least 80% of its net assets in equity securities of well-capitalized, established companies.

High Grade Bond Portfolio
•  This Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities. The Portfolio will pursue this objective by investing at least 80% of its net assets in debt securities rated AAA, AA or A by Standard & Poor’s or Aaa, Aa or A by Moody’s Investors Service, Inc. and in securities issued or guaranteed by the United States government or its agencies or instrumentalities.

Portfolio	Investment Objective(s) and Principal Investments
Managed Portfolio
•  This Portfolio seeks the highest level of total return through income and capital appreciation. The Portfolio pursues this objective through a fully managed investment policy consisting of investment in the following three market sectors: (i) common stocks and other equity securities; (ii) high grade debt securities and preferred stocks of the type in which the High Grade Bond Portfolio may invest; and (iii) money market instruments of the type in which the Money Market Portfolio may invest.

Money Market Portfolio
•  This Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio will pursue this objective by investing in high quality short-term money market instruments. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Strategic Yield Portfolio
•  This Portfolio seeks as a primary objective, as high a level of current income as is consistent with investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio pursues these objectives by investing primarily in debt and income-bearing securities rated Baa or lower by Moody’s Investors Service, Inc. and/or BBB or lower by Standard & Poor’s, or in unrated securities of comparable quality (i.e., junk bonds). An investment in this Portfolio may entail greater than ordinary financial risk. (See the Fund prospectus “HIGHER RISK SECURITIES AND INVESTMENT STRATEGIES — Lower-Rated Debt Securities.”)

Value Growth Portfolio
•  This Portfolio seeks long-term capital appreciation. The Portfolio pursues this objective by investing primarily in equity securities of companies that the investment adviser believes have a potential to earn a high return on capital and/or in equity securities that the investment adviser believes are undervalued by the marketplace. Such equity securities may include common stock, preferred stock and securities convertible or exchangeable into common stock.

Fidelity Variable Insurance Products Funds. Fidelity Management & Research Company serves as the investment adviser to these Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Fidelity VIP Contrafund® Portfolio—Service Class 2
•  This Portfolio seeks long-term capital appreciation. The Portfolio normally invests primarily in common stocks. The Portfolio invests in securities of companies whose value the adviser believes is not fully recognized by the public.

Portfolio	Investment Objective(s) and Principal Investments
Fidelity VIP Disciplined Small Cap—Service Class 2
•  This Portfolio seeks capital appreciation. The Portfolio normally invests primarily in domestic and foreign common stocks, investing at least 80% of its assets in securities of companies with small market capitalization.

Fidelity VIP Growth Portfolio—Service Class 2
•  This Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks. The Portfolio invests in securities of companies the adviser believes have above-average growth potential.

Fidelity VIP High Income Portfolio—Service Class 2
•  This Portfolio seeks a high level of current income, while also considering growth of capital. The Portfolio normally invests primarily in domestic and foreign income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

Fidelity VIP Index 500 Portfolio—Service Class 2
•  This Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 Index. To achieve this objective, the Portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500 Index.

Fidelity VIP Mid Cap Portfolio—Service Class 2
•  This Portfolio seeks long-term growth of capital. The Portfolio normally invests at least 80% of assets in securities of companies with medium market capitalizations. The investment adviser invests primarily in either “growth” stocks or “value” stocks or both.

Fidelity VIP Real Estate Portfolio—Service Class 2
•  This Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The Portfolio normally invests at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments. The Portfolio seeks to provide a yield that exceeds the composite yield of the S&P 500 Index.

Franklin Templeton. Franklin Advisers, Inc. serves as the investment adviser to the Franklin U.S. Government Fund and Global Bond Securities; Franklin Advisory Services, LLC serves as the investment adviser to the Franklin Small Cap Value Securities Fund; and Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund.

Portfolio	Investment Objective(s) and Principal Investments
Franklin Small Cap Value Securities Fund—Class 2
•  This Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities.

Franklin U.S. Government Fund—Class 2	• This Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities, and normally invests primarily in fixed and variable rate mortgage- backed securities.

Mutual Shares Securities Fund
•  This Fund seeks capital appreciation with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Portfolio	Investment Objective(s) and Principal Investments
Templeton Global Bond Securities (formerly, Templeton Global Income Securities)
•  This Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures. The Fund may invest a portion of its total assets in bonds rated below investment grade and a significant portion of its assets in foreign securities.

JPMorgan Insurance Trust. JPMorgan Investment Advisors, Inc. (JPMIA) serves as the investment adviser to the Diversified Mid Cap Growth Portfolio, Intrepid Growth Portfolio and Intrepid Mid Cap Portfolio. JP Morgan Investment Management, Inc. (JPMIM) serves as the investment adviser to the Small Cap Equity Portfolio.

Portfolio	Investment Objective(s) and Principal Investments
Diversified Mid Cap Growth Portfolio
•  This Portfolio seeks capital growth over the long term. The Portfolio normally invests primarily in common stocks of mid-cap companies with market capitalizations similar to those within the universe of the Russell Midcap Growth Index.

Intrepid Growth Portfolio
•  This Portfolio seeks to provide long-term capital growth. The Portfolio normally invests primarily in equity investments of large- and mid-capitalization companies with market capitalizations similar to those within the universe of the Russell 1000 Growth Index that the adviser believes are undervalued and/or have strong momentum.

Intrepid Mid Cap Portfolio
•  This Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Portfolio normally invests primarily in equity securities of mid-cap companies with market capitalizations similar to those within the universe of the Russell Midcap Index that the adviser believes are undervalued and/or have strong momentum.

Small Cap Core Portfolio (formerly, Small Cap Equity Portfolio)
•  This Portfolio seeks capital growth over the long term. The Portfolio normally invests primarily in equity securities of small-cap companies with market capitalizations similar to those within the universe of the Russell 2000 Index.

T. Rowe Price Equity Series, Inc. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Equity Income Portfolio
•  This Portfolio seeks to provide substantial dividend income and long-term capital appreciation by investing primarily in dividend-paying common stocks of established companies considered by the adviser to have favorable prospects for both increasing dividends and capital appreciation.

New America Growth Portfolio
•  This Portfolio seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors the investment adviser believes will be the fastest growing in the U.S. Fast-growing companies can be found across an array of industries in today’s “new America”.

Portfolio	Investment Objective(s) and Principal Investments
Personal Strategy Balanced Portfolio
•  This Portfolio seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. The Portfolio pursues its objective by investing in a diversified portfolio typically consisting of approximately 60% stocks, 30% bonds and 10% money market securities.

T. Rowe Price International Series, Inc. T. Rowe Price International, Inc. is the investment adviser to the Portfolio.

Portfolio	Investment Objective(s)
International Stock Portfolio	• This Portfolio seeks to provide capital appreciation through investments primarily in common stocks of established companies based outside the United States.

We select the Investment Options offered through this Policy based on several criteria, including asset class coverage, the strength of the investment adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Option’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Investment Options periodically and may remove an Investment Option or limit its availability to new premiums and/or transfers of Accumulated Value if we determine that the Investment Option no longer meets one or more of the selection criteria, and/or if the Investment Option has not attracted significant allocations from Policyowners.

We do not provide any investment advice and do not recommend or endorse any particular Investment Option. You bear the risk of any decline in the Accumulated Value of your Policy resulting from the performance of the Investment Option you have chosen.

We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.05% to 0.25% of the annual average assets we hold in the Investment Options. In addition, COUNTRY Capital Management Company, the principal underwriter of the Policies, receives 12b-1 fees deducted from certain portfolio assets attributable to the Policy for providing distribution and shareholder support services to some Investment Options. The 12b-1 fees are deducted from the assets of the Investment Option and decrease the Investment Option’s investment return. COUNTRY and its affiliates may profit from these payments.

Addition, Deletion or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares of the Investment Options that the Variable Account holds or that the Variable Account may purchase. If the shares of an Investment Option are no longer available for investment or if, in our judgment, further investment in any Investment Option should become inappropriate in view of the purposes of the Variable Account, we reserve the right to dispose of the shares of any Investment Option and to substitute shares of another Investment Option. We may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to a Policyowner’s Accumulated Value in the Variable Account without notice to and prior approval of the Securities and Exchange Commission, to the extent required by the Investment Company Act of 1940 or other applicable law. In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in these and other policies as may be necessary or appropriate to reflect such substitution or change. Nothing contained in this Prospectus shall prevent the Variable Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Policyowners.

We also reserve the right to establish additional subaccounts of the Variable Account, each of which would invest in shares of a new Investment Option, with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant, and we may make any new subaccounts available to existing Policyowners on a basis we determine. Subject to obtaining any approvals or consents required by applicable law, we may transfer the assets of one or more Subaccounts to any other Subaccount(s), or one or more Subaccounts may be eliminated or combined with any other Subaccount(s) if, in our sole discretion, marketing, tax or investment conditions warrant.

If we deem it to be in the best interests of persons having voting rights under the Policies, we may

•	operate the Variable Account as a management company under the Investment Company Act of 1940,

•	deregister the Variable Account under that Act in the event such registration is no longer required, or,

•	subject to obtaining any approvals or consents required by applicable law, combine the Variable Account with other Company separate accounts.

To the extent permitted by applicable law, we may also transfer the Variable Account’s assets associated with the Policies to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting rights of Policyowners or other persons who have voting rights as to the Variable Account. (See “ADDITIONAL INFORMATION—Voting Rights.”)

THE POLICY

Purchasing the Policy

In order to issue a Policy, we must receive a completed application, including payment of the initial premium, at our Variable Product Service Center. We ordinarily will issue a Policy only for Insureds who are 0 to 80 years of age at their last birthday and who supply satisfactory evidence of insurability to the Company. Acceptance is subject to our underwriting rules and we may, in our sole discretion, reject any application or premium for any lawful reason. The minimum Specified Amount for which we will issue a Policy is normally $50,000, although we may, in our discretion, issue Policies with Specified Amounts of less than $50,000.

The effective date of insurance coverage under the Policy will be the latest of:

•	the Policy Date,

•	the date the Insured signs the last of any amendments to the initial application required by our underwriting rules, or

•	the date when we receive the full initial premium at our Variable Product Service Center.

The Policy Date is the date the Company approves the Policy for issuance.

The Policy Date may also be any other date mutually agreed to by you and the Company. However, if the Policy Date is the 29th, 30th or 31st of any month, the Policy Date will be the 28th of such month. We use the Policy Date to determine Policy Years, Policy Months and Policy Anniversaries.

The Policy Date may, but will not always, coincide with the effective date of insurance coverage under the Policy.

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Variable Product Service Center on a timely basis.

Premiums

Subject to certain limitations, you have flexibility in determining the frequency and amount of premiums.

Premium Flexibility. We do not require you to pay premiums in accordance with a rigid and inflexible premium schedule. We may require you to pay an initial premium that, when reduced by the premium expense charge, will be sufficient to pay the monthly deduction for the first Policy Month. Thereafter, subject to the minimum and maximum premium limitations described below, you may also make unscheduled premium payments at any time. You should forward all premium payments to our Variable Product Service Center.

If mandated under applicable law, the Company may be required to reject a premium payment. We may also be required to provide additional information about you and your account to government regulators.

Planned Periodic Premiums. You determine a planned periodic premium schedule that provides for the payment of a level premium over a specified period of time on a quarterly, semi-annual or annual basis. We may, at our discretion, permit you to make planned periodic premium payments on a monthly basis. We ordinarily will send you periodic reminder notices for each planned periodic premium. Depending on the duration of the planned periodic premium schedule, the timing of planned payments could affect the tax status of your Policy. (See “FEDERAL TAX MATTERS.”)

You are not required to pay premiums in accordance with the planned periodic premium schedule. Furthermore, you have considerable flexibility to alter the amount, frequency and the time period over which you pay planned periodic premiums; however, we must consent to any planned periodic payment less than $50. Changes in the amount, frequency and time period over which you pay planned periodic premiums may have federal income tax consequences. (See “FEDERAL TAX MATTERS.”)

Paying a planned periodic premium will not guarantee that your Policy remains in force. Thus, even if you do pay planned periodic premiums, the Policy will nevertheless lapse if Net Cash Surrender Value is insufficient on a Monthly Deduction Day to cover the monthly deduction (see “CHARGES AND DEDUCTIONS—Monthly Deduction”) and a Grace Period expires without a sufficient payment (see “THE POLICY—Policy Lapse and Reinstatement—Lapse”).

Unscheduled Premiums. Each unscheduled premium payment must be at least $50; however, we may, in our discretion, waive this minimum requirement. We reserve the right to limit the number and amount of unscheduled premium payments. An unscheduled premium payment may have federal income tax consequences. (See “FEDERAL TAX MATTERS.”)

Premium Limitations. In no event may the total of all premiums paid, both planned periodic and unscheduled, exceed the applicable maximum premium limitation imposed by federal tax laws.

Because the maximum premium limitation is in part dependent upon the Specified Amount for each Policy, changes in the Specified Amount may affect this limitation. If at any time you pay a premium that would result in total premiums exceeding the applicable maximum premium limitation, we will accept only that portion of the premium which will make total premiums equal the maximum. We will return any part of the premium in excess of that amount and we will not accept further premiums until allowed by the applicable maximum premium limitation.

Payment of Premiums. We will treat any payments you make first as payment of any outstanding Policy Debt unless you indicate that the payment should be treated otherwise. Where you make no indication, we will treat any portion of a payment that exceeds the amount of any outstanding Policy Debt as a premium payment.

Net Premiums. The Net Premium is the amount available for investment. The Net Premium equals the premium paid less the premium expense charge. (See “CHARGES AND DEDUCTIONS— Premium Expense Charge.”)

Allocating Net Premiums. In your application for a Policy, you can allocate Net Premiums or portions thereof to the Subaccounts, to the Declared Interest Option, or both. We will allocate Net Premiums to the Declared Interest Option if we receive them either:

(1)	before the date we obtain a signed notice, at our Variable Product Service Center, from you that you have received the Policy, or

(2) before the end of 25 days after the Delivery Date.

Upon the earlier of (1) or (2) above, we will automatically allocate the Accumulated Value in the Declared Interest Option, without charge, among the Subaccounts and Declared Interest Option in accordance with your allocation instructions.

We allocate Net Premiums received on or after (1) or (2) above in accordance with your instructions, to the Variable Account, the Declared Interest Option, or both. You do not waive your cancellation privilege by sending us the signed notice of receipt of the Policy (see “THE POLICY—Examination of Policy (Cancellation Privilege)”).

The following additional rules apply to Net Premium allocations:

•	You must allocate at least 1% of each premium to any Subaccount of the Variable Account or to the Declared Interest Option.

•	Your allocation percentages must be in whole numbers (we do not permit fractional percentages) and total 100%.

•	Each Net Premium may be directed to a maximum of sixteen Investment Options available under the Policy, including the Declared Interest Option. If your allocation instruction in connection with a premium payment would result in your Accumulated Value being invested in more than sixteen Investment Options, we will treat your request as not in good order and request alternate allocation instructions from you. If we do not receive alternate allocation instructions from you within five business days of receipt of the subject premium payment, we will return the premium payment to you.

•	You may change the allocation percentages for future Net Premiums without charge, at any time while the Policy is in force, by providing us with a Written Notice signed by you on a form we accept. The change will take effect on the date we receive the Written Notice at the Variable Product Service Center and will have no effect on prior Accumulated Values.

Examination of Policy (Cancellation Privilege)

You may cancel the Policy by delivering or mailing Written Notice or sending a facsimile to us at the Variable Product Service Center, and returning the Policy to us at the Variable Product Service Center or your registered representative before midnight of the 30th day you receive the Policy. Notice given by mail and return of the Policy by mail are effective on being postmarked, properly addressed and postage prepaid.

We will refund, within seven days after receipt of satisfactory notice of cancellation and the returned Policy at our Variable Product Service Center, an amount equal to the greater of premiums paid, or the sum of:

•	the Accumulated Value on the Business Day on or next following the date we receive the Policy at our Variable Product Service Center, plus

•	any premium expense charges we deducted, plus

•	monthly deductions made on the Policy Date and any Monthly Deduction Day, plus

•	amounts approximating the daily charges against the Variable Account.

Policy Lapse and Reinstatement

Lapse. Your Policy may lapse (terminate without value) if Net Cash Surrender Value is insufficient on a Monthly Deduction Day to cover the monthly deduction (see “CHARGES AND DEDUCTIONS—Monthly Deduction”) AND a Grace Period expires without a sufficient payment. Insurance coverage will continue during the Grace Period, but we will deem the Policy to have no Accumulated Value for purposes of Policy Loans, partial withdrawals and surrenders during such Grace Period. The death proceeds payable during the Grace Period will equal the amount of the death proceeds payable immediately prior to the commencement of the Grace Period, reduced by any due and unpaid monthly deductions.

A Grace Period of 61 days will commence on the date we send you a notice of any insufficiency, at which time the Accumulated Value in each Subaccount will be automatically transferred without charge to the Declared Interest Option.

To avoid lapse and termination of the Policy without value, we must receive from you during the Grace Period a premium payment that, when reduced by the premium expense charge (see “CHARGES AND DEDUCTIONS—Premium Expense Charge”), will be at least equal to three times the monthly deduction due on the Monthly Deduction Day immediately preceding the Grace Period (see “CHARGES AND DEDUCTIONS—Monthly Deduction”). If your Policy enters a Grace Period, the amount transferred to the Declared Interest Option will remain there unless and until you provide us with transfer instructions.

In no event will your Policy terminate due to insufficient Net Cash Surrender Value during the first five policy years if you paid the minimum premium required for the Policy during that period. If the Policy terminates during the first five Policy years and is later reinstated, neither the five year guarantee period nor any portion of the five-year guarantee period will be reinstated.

Reinstatement. You may reinstate a lapsed Policy at any time within five years of the date on which the Policy terminated if the Attained Age of the Insured is 100 or less at the time of reinstatement. You must submit the following items to us at our Variable Product Service Center:

•	A written application for reinstatement signed by the Policyowner and the Insured;

•	Evidence of insurability we deem satisfactory; and

•	A premium that, after the deduction of the premium expense charge, is at least sufficient to keep the Policy in force for three months.

State law may limit the premium to be paid on reinstatement to an amount less than that described. We will not reinstate a Policy surrendered for its Net Cash Surrender Value. The lapse of a Policy with loans outstanding may have adverse tax consequences (see “FEDERAL TAX MATTERS”).

The effective date of the reinstated Policy will be the Monthly Deduction Day coinciding with or next following the date we approve the application for reinstatement. Upon reinstatement of your Policy, the amount transferred to the Declared Interest Option during the Grace Period will remain there unless and until you provide us with transfer instructions.

POLICY BENEFITS

While a Policy is in force, it provides for certain benefits. Subject to certain limitations, you may at any time obtain all or a portion of the Cash Surrender Value by surrendering or taking a partial withdrawal from the Policy. (See “POLICY BENEFITS—Accumulated Value Benefits—Surrender and Withdrawal Privileges.”) In addition, you have certain policy loan privileges under the Policies. (See “POLICY BENEFITS—Loan Benefits—Policy Loans.”) The Policy also provides for the payment of death proceeds upon the death of the Insured under one of two death benefit options selected by you (see “POLICY BENEFITS—Death Proceeds—Death Benefit Options”).

Accumulated Value Benefits

Surrender and Withdrawal Privileges. At any time while the Policy is in force, you may surrender the Policy by sending a Written Notice to the Company at our Variable Product Service Center. If we receive your Written Notice to surrender or make a partial withdrawal from your Policy prior to 3:00 p.m. central time on a Business Day, we will process your request at the Unit Values calculated as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender or make a partial withdrawal from your Policy at or after 3:00 p.m. central time on a Business Day, we will process your request at the Unit Values calculated as of 3:00 p.m. central time on the following Business Day.

A Surrender Charge will apply to any surrender during the first nineteen Policy Years. After the first Policy Year, you may make a partial withdrawal. A Partial Withdrawal Fee equal to the lesser of $25 or 2% of the Accumulated Value withdrawn will be payable upon each partial withdrawal. (See “CHARGES AND DEDUCTIONS—Surrender Charge, and—Partial Withdrawal Fee”). We ordinarily mail surrender and withdrawal proceeds to the Policyowner within seven days after we receive a signed request at our Variable Product Service Center, although we may postpone payments under certain circumstances. (See “ADDITIONAL INFORMATION—Postponement of Payments.”)

Facsimile Requests. You may request a partial withdrawal from or surrender of your Policy via facsimile.

•	Facsimile requests must be directed to 1-515-226-6870 at our Variable Product Service Center. We are not liable for the timely processing of any misrouted facsimile request.

•	A request must identify your name and Policy number. We may require your address or social security number be provided for verification purposes.

•	We will compare your signature to your original Policy application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization to be provided. You should be able to obtain a signature guarantee from a bank, broker, credit union (if authorized under state law) or a savings association. A notary public cannot provide a signature guarantee.

•	Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at our Variable Product Service Center. We treat facsimile requests as having been received based upon the time noted at the beginning of the transmission.

•	A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.

•	We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage, or expense from complying with facsimile requests we reasonably believe to be authentic.

CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a written request to our Variable Product Service Center. We are not liable for any processing delays related to a failure of the telephone system.

•	We reserve the right to deny any transaction request made by facsimile.

We may terminate this privilege at any time.

Surrenders. The amount payable upon surrender of the Policy is the Cash Surrender Value less any Policy Debt as of the Monthly Deduction Day on or following receipt of your request. We may pay that amount in a lump sum or under one of the payment options specified in the Policy, as requested by the Policyowner. (See “ADDITIONAL POLICY PROVISIONS—Payment Options” in the Statement of Additional Information.) If you surrender the entire Policy, all insurance in force will terminate and you cannot reinstate the Policy. See “FEDERAL TAX MATTERS” for a discussion of the tax consequences associated with surrenders. The Surrender Charge will be deducted from the amount surrendered during the first nineteen Policy Years.

Partial Withdrawals. After the first Policy Year, while your Policy is in force, you may obtain a portion of the Policy’s Cash Surrender Value as a partial withdrawal from the Policy. A partial withdrawal cannot exceed an amount equal to (a) minus (b) where:

(a)  is the Cash Surrender Value; and

(b)  is the sum of:

(1)	an amount sufficient to keep the Policy in force to the third Monthly Deduction Day following the date of the partial withdrawal; plus

(2)	any Policy Loans; plus

(3)	the Partial Withdrawal Fee.

We deduct the Partial Withdrawal Fee from the amount of the partial withdrawal. You may request that we pay the proceeds of a partial surrender in a lump sum or under one of the payment options specified in the Policy. (See “ADDITIONAL POLICY PROVISIONS—Payment Options” in the Statement of Additional Information.)

We will allocate a partial withdrawal (together with the Partial Withdrawal Fee) among the Subaccounts and the Declared Interest Option in accordance with your written instructions. If we do not receive any such instructions with the request for partial withdrawal, we will allocate the partial withdrawal among the Subaccounts and the Declared Interest Option in the same proportion that the Accumulated Value in each of the Subaccounts and the Accumulated Value in the Declared Interest Option, reduced by any outstanding Policy Debt, bears to the total Accumulated Value, reduced by any outstanding Policy Debt, on the date we receive the request at our Variable Product Service Center.

Partial withdrawals will affect both the Policy’s Accumulated Value and the death proceeds payable under the Policy. (See “POLICY BENEFITS—Death Proceeds.”)

•	The Policy’s Accumulated Value will be reduced by the amount of the partial withdrawal.

•	If the death benefit payable under either death benefit option both before and after the partial withdrawal is equal to the Accumulated Value multiplied by the specified amount factor set forth in the Policy, a partial withdrawal will result in a reduction in death proceeds equal to the amount of the partial withdrawal, multiplied by the specified amount factor then in effect.

•	If the death benefit is not so affected by the specified amount factor, the reduction in death proceeds will be equal to the partial withdrawal.

If Option A is in effect at the time of the withdrawal, there will be no effect on Specified Amount. If Option B is in effect at the time of withdrawal, the partial withdrawal will reduce the Policy’s Specified Amount by the amount of Accumulated Value withdrawn. (See “POLICY BENEFITS— Death Proceeds—Death Benefit Options.”) The Specified Amount remaining in force after a partial withdrawal may not be less than the minimum Specified Amount for the Policy in effect on the date of the partial withdrawal, as published by the Company. As a result, we will not process any partial withdrawal that would reduce the Specified Amount below this minimum.

If increases in the Specified Amount previously have occurred, a partial withdrawal will first reduce the Specified Amount of the most recent increase, then the next most recent increases successively, then the coverage under the original application. Thus, a partial withdrawal may either increase or decrease the amount of the cost of insurance charge, depending upon the particular circumstances. (See “CHARGES AND DEDUCTIONS—Monthly Deduction—Cost of Insurance.”) For a discussion of the tax consequences associated with partial withdrawals, see “FEDERAL TAX MATTERS.”

Net Accumulated Value. Net Accumulated Value equals the Policy’s Accumulated Value reduced by any outstanding Policy Debt and increased by any unearned loan interest.

On the Business Day coinciding with or immediately following the earlier of the date we receive notice at our Variable Product Service Center that you have received the Policy, or 25 days after the Delivery Date, we will automatically transfer the Accumulated Value (all of which is in the Declared Interest Option) among the Subaccounts and the Declared Interest Option in accordance with your percentage allocation instructions. At the end of each Valuation Period thereafter, the Accumulated Value in a Subaccount will equal:

•	The total Subaccount units represented by the Accumulated Value at the end of the preceding Valuation Period, multiplied by the Subaccount’s unit value for the current Valuation Period; PLUS

•	Any Net Premiums received during the current Valuation Period which are allocated to the Subaccount; PLUS

•	All Accumulated Values transferred to the Subaccount from the Declared Interest Option or from another Subaccount during the current Valuation Period; MINUS

•	All Accumulated Values transferred from the Subaccount to another Subaccount or to the Declared Interest Option during the current Valuation Period, including amounts transferred to the Declared Interest Option to secure Policy Debt; MINUS

•	All partial withdrawals (and any portion of the Partial Withdrawal Fee) from the Subaccount during the current Valuation Period; MINUS

•	The portion of any monthly deduction charged to the Subaccount during the current Valuation Period to cover the Policy Month following the Monthly Deduction Day.

The Policy’s total Accumulated Value in the Variable Account equals the sum of the Policy’s Accumulated Value in each Subaccount.

Unit Value. Each Subaccount has a Unit Value. When you allocate Net Premiums or transfer other amounts into a Subaccount, we purchase a number of units based on the Unit Value of the Subaccount as of the end of the Valuation Period during which the allocation or transfer is made. Likewise, when amounts are transferred out of a Subaccount, units are redeemed on the same basis. On any day, a Policy’s Accumulated Value in a Subaccount is equal to the number of units held in such Subaccount, multiplied by the Unit Value of such Subaccount on that date.

Transfers

The following features apply to transfers under the Policy:

•	Subject to certain limitations, you may transfer amounts among the Subaccounts an unlimited number of times in a Policy Year; however, you may only make one transfer per Policy Year between the Declared Interest Option and the Variable Account.

•	You may make transfers by written request to our Variable Product Service Center or, if you elected the “Telephone Transfer Authorization” on the supplemental application, by calling the Variable Product Service Center toll-free at the phone number shown on the cover of the Prospectus. We reserve the right to suspend telephone transfer privileges at any time. We will use reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider’s or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Variable Product Service Center.

•	The amount of the transfer must be at least $100; or if less than $100, the total Accumulated Value in the Subaccount or in the Declared Interest Option (reduced, in the case of the Declared Interest Option, by any outstanding Policy Debt). The Company may, at its discretion, waive the $100 minimum requirement.

•	We process transfers at the Unit Values next determined after we receive your request at our Variable Product Service Center. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time on a Business Day, we will process the transfer at the Unit Values calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time on a Business Day, we will process the transfer at the Unit Values calculated as of 3:00 p.m. central time on the following Business Day. We treat telephone requests as having been received based upon the time noted at the beginning of the transmission.

•	The Company waives the transfer fee for the first twelve transfers during a Policy Year.

•	We may assess a transfer charge up to of $25 for the 13th and each subsequent transfer in a Policy Year. (The transfer charge is currently $10.) We will deduct the transfer charge from the amount transferred unless you submit payment for the charge at the time of your request. Once we issue a Policy, we will not increase this charge. (See “CHARGES AND DEDUCTIONS—Transfer Charge.”)

•	For purposes of these limitations and charges, we consider all transfers effected on the same day as a single transfer.

Dollar Cost Averaging. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Net Premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your Net Premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

In order to establish this program, you must elect this option on your initial application or complete and submit the applicable request form at a later date, and have money available in a single “source account.” Provided there is no outstanding Policy Debt, we will automatically transfer equal amounts from the source account to your designated “target accounts” each month.

•	Dollar Cost Averaging cannot be utilized in combination with asset rebalancing or the Asset Allocation Program.

•	The minimum amount of each transfer is $100.

•	Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is 16, including the Declared Interest Option.

•	You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

•	We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Variable Product Service Center.

•	Each dollar cost averaging transfer counts against the twelve free transfer limit in a Policy Year. All transfers made on the same date count as one transfer.

•	The one transfer limit between the Declared Interest Option and the Variable Account is waived under this program.

•	There is no charge to participate in this program. We reserve the right to discontinue this program at any time.

Automatic Rebalancing. We offer an asset rebalancing program under which we will automatically transfer amounts to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option quarterly, semi-annually or annually to match your Policy’s then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

•	Under the asset rebalancing program, the maximum number of investment Options which you may select at any one time is sixteen, including the Declared Interest Option.

•	This feature is free and is not considered in the twelve free transfers during a Policy Year.

•	This feature cannot be utilized in combination with the dollar cost averaging program.

Additional Limitations on Transfers. When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, a Policyowner who makes frequent transfers among the Subaccounts available under this Policy causes frequent purchases and redemptions of shares of the Investment Options.

Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option’s portfolio securities and the reflection of that change in the Investment Option’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option’s portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

For the reasons discussed, frequent transfers by a Policyowner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Policyowners and other persons who may have material rights under the

Policy (e.g., Beneficiaries). We endeavor to protect long-term Policyowners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Policies, and have no arrangements in place to permit any Policyowner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Policy.

If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, limit your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Policyowners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Policies that we believe are related (e.g., two Policies with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging program.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other Policyowners and persons with material rights under a Policy. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Policyowners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose include:

•	discontinuing your telephone transfer privileges;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service;

•	refusing a transfer request;

•	restricting your right to make transfers for a period of time;

•	requiring a minimum period of time between each transfer; and

•	limiting the amount that you may transfer at any one time.

Notwithstanding this, because our policies and procedures are discretionary and may differ among variable annuity contracts and variable insurance policies (“variable contracts”) and separate accounts it is possible that some Policyowners may engage in frequent transfer activity while others may bear the harm associated with such activity. Please note that the limits and restrictions described here are subject to COUNTRY’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Policyowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Policy, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Policyowners or intermediaries acting on behalf of Policyowners. Moreover, our ability to discourage and restrict frequent transfer activity may be limited by provisions of the Policy.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Policyowners, other persons with material rights under the Policies, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Policyowners engaging in frequent transfer activity among the Subaccounts under the Policy. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option’s policies and procedures require it to restrict or refuse transactions by the Variable Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. Such policies and procedures may provide for the imposition of a redemption fee and we may be required to provide the Fund or its designee, promptly upon request, certain information about the trading activity of individual Policyowners, and to restrict or prohibit further purchases or transfers by specific Policyowners identified by the Fund as violating its policies and procedures.

The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Policyowners should be aware that we may not have the contractual obligation or the operational capacity to monitor Policyowners’ transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Policyowners and other persons who have material rights under the Policies should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

Policyowners and other persons with material rights under the Policies also should be aware that the purchase and redemption orders received by the Investment Options generally are “omnibus” orders from intermediaries such as retirement plans or insurance company separate accounts funding variable contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Policyowners of variable contracts. The omnibus nature of these orders may limit the Investment Options’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies’ policies and procedures fail to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the contract owners of all of the insurance companies, including COUNTRY, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Policyowners engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with COUNTRY’s ability to satisfy its contractual obligations to Policyowners.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policyowners.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds and provide transaction information to the Funds in the future.

Asset Allocation Program

The following is a summary of the Asset Allocation Program available under the Policy. A more detailed description of the asset allocation models available within the program may be obtained from your registered representative.

Overview. The Asset Allocation Program is a service we make available to assist you in selecting Investment Options under your Policy. At the time that you purchase your Policy, you may elect to allocate all of your Net Premiums to one of the model portfolios of the Asset Allocation Program. If you elect to participate in the Asset Allocation Program, our affiliate, COUNTRY Trust Bank

(“CTB”) will serve as the adviser, but solely for the purpose of developing and updating asset allocation models. There is no separate charge for participating in the Asset Allocation Program.

Asset allocation is essentially an investment strategy designed to optimize the selection of investment options for a given level of risk tolerance. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce the effects of market volatility and potentially enhance returns over the long term. An asset class refers to a category of investments with similar characteristics—for example, (1) stocks and other equities, (2) bonds and other fixed income investments, and (3) cash equivalents. There are further divisions within asset classes—for example, divisions according to the size of the issuer (i.e., large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).

Although the asset allocation model portfolios are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model portfolio will not lose money or experience volatility. A model portfolio may fail to perform as intended, or may perform worse than any single Investment Option, asset class, or different combination of Investment Options. In addition, each model portfolio is subject to all of the risks associated with its underlying Investment Options. Moreover, if CTB changes the model portfolios, the flow of money into and out of Investment Options may generate higher brokerage and administrative costs for those Investment Options, and/or such changes may disrupt the management strategy of the portfolio manager for an Investment Option.

Selecting Asset Allocation Model Portfolios. It is your responsibility to select or change your model portfolio and your Investment Options. Your registered representative can provide you with information that may assist you in selecting a model portfolio and Investment Options. If you elect the Asset Allocation Program, you may complete a standardized questionnaire that, among other things, solicits information about your investment time horizon and risk tolerance and your financial goals. Based on your responses to that questionnaire, a particular asset allocation model portfolio may be recommended for your use. Each asset allocation model portfolio is intended for a specific type of investor, from conservative to aggressive. Each model portfolio identifies specific Investment Options and the percentage of Net Premium and Accumulated Value allocated to each Investment Option.

There currently are six (6) asset allocation model portfolios to choose from:

•	Aggressive Growth Model Portfolio

•	Growth Model Portfolio

•	Growth-Income Model Portfolio

•	Balanced Model Portfolio

•	Income Growth Model Portfolio

•	Income Model Portfolio

You may select from among the available asset allocation model portfolios. You are not required to select the model portfolio indicated by the questionnaire. The Investment Option allocations of the model portfolios may change from time to time as described below. To make it easier for you to remain in your selected model portfolio after a change has been made we have revised our procedures.

•	For Policies issued prior to May 1, 2010, under the procedures in place when we issued the Policy, once you selected a model portfolio and the Investment Option allocations, those selections remained unchanged until you elected to revise the Investment Option allocations or selected a new model portfolio.

•	However, for Policies issued on or after May 1, 2010, and beginning on August 2, 2010 for Policies issued prior to May 1, 2010, if the Investment Option allocations of the model portfolio you have chosen are changed (as described below), you will need to elect to opt out of the model portfolio as modified to maintain your then-current investment allocations. Otherwise, your Accumulated Value and future premiums will be allocated among the Investment Options based on the changes to the model portfolio.

We will forward to you advance notice of any changes to your model portfolio. You may revise your Investment Option allocations or select a new model portfolio at your discretion.

Although you may use only one model portfolio at a time, you may elect to change to a different model portfolio as your tolerance for risk and/or your financial needs and investment objectives change. Using the questionnaire, and in consultation with your registered representative, you may determine that a different model portfolio better meets your risk tolerance and investment horizons. There is no charge to change to a different model portfolio or to change your allocations to a particular Investment Option.

If you elect to participate in the dollar cost averaging program, you cannot also elect to participate in the Asset Allocation Program. For Policies issued prior to May 1, 2010, under the procedures in place when we issued the Policy, at your discretion you could elect to have your Accumulated Value in a model portfolio applied under the automatic asset rebalancing program (“Automatic Rebalancing”). (See “POLICY BENEFITS-Transfers-Automatic Rebalancing.”) You could elect Automatic Rebalancing, elect to continue Automatic Rebalancing or change your Automatic Rebalancing election, at any time that you chose a new or a different asset allocation model portfolio or chose an asset allocation model portfolio for the first time.

We have modified those procedures. Specifically, for Policies issued on or after May 1, 2010, and beginning on August 2, 2010 for Policies issued prior to May 1, 2010, if you have elected the Asset Allocation Program annual Automatic Rebalancing will be mandatory. We will automatically reallocate your Accumulated Value annually to match the allocations among the Investment Options specified by the asset allocation model portfolio you have chosen. As long as you remain in the Asset Allocation Program, Automatic Rebalancing will be performed only once each Policy Year on the first Business Day in August.

Changes to Asset Allocation Model Portfolios. CTB periodically reviews the model portfolios and may find that asset allocations within a particular model portfolio may need to be changed. CTB may determine that the principal investments, investment style, or investment manager of a particular Investment Option have changed so that the Investment Option is no longer appropriate for a model portfolio, or that a different investment portfolio of a Fund has become appropriate for a model portfolio. In addition, from time to time, the Company may change the Investment Options available under the Policy.

If changes are made to a particular model portfolio as a result of CTB’s review, then the Company will notify all Policyowners—those in asset allocation model portfolios and those who are not—of the changes that will occur in that model portfolio. For Policies issued prior to May 1, 2010, under the procedures in place when we issued the Policy, Owners who did not wish to change their current situation did not need to take any action. Owners who did wish to revise their respective investment allocations based on the changes to the portfolios or to the Investment Options available under the Policy must have completed, signed and returned/faxed the applicable service request form to our Variable Product Service Center to change their current situation by (1) opting into the new version of an asset allocation model portfolio, (2) opting into a different asset allocation model portfolio, or (3) opting into an asset allocation model portfolio for the first time. Your future premium allocations would not change unless you affirmatively elected to opt into the changed asset allocation model portfolio or you made a self-directed change.

We have modified those procedures as well. Specifically, for Policies issued on or after May 1, 2010, and beginning on August 2, 2010 for Policies issued prior to May 1, 2010,:

•	Owners who do not wish to change their respective investment allocations from the then current asset allocation model portfolio must complete, sign and return/fax the applicable service request form to our Variable Product Service Center to opt out of the new version of the asset allocation model portfolio.

•	Owners who do wish to opt into a different asset allocation model portfolio or opt into an asset allocation model portfolio for the first time must also complete, sign and return/fax the applicable service request form to our Variable Product Service Center and so specify.

•	Owners who do wish to revise their respective investment allocations based on the changes to the model portfolios do not need to take any action.

Your future premium allocations will change unless you affirmatively opt out of the changed asset allocation model portfolio.

Transfers among Investment Options resulting from a change in the asset allocation model portfolios or your selection of a different asset allocation model portfolio are not taken into account in determining any transfer charge.

If you make a self-directed change outside the asset allocation model portfolio you selected, we consider your participation in the Asset Allocation Program to have terminated. However, you can elect at any time to again participate in the Asset Allocation Program.

Other Information. We and our affiliates, including CTB, receive greater compensation and/or profits from certain Investment Options than we receive from other Investment Options. Therefore, it is conceivable that CTB may have an incentive to develop asset allocation model portfolios in such a way that larger allocations will be made to Investment Options that are more profitable for CTB. Also, COUNTRY Fund Management, a division of CTB, serves as investment adviser to certain of the Investment Options. As a result, CTB may believe that those portfolios may benefit from additional assets or could be harmed by redemptions. As a fiduciary, however, CTB is legally obligated to disregard these incentives. CTB receives a fixed annual fee for services it performs in developing and updating asset allocation models.

For more information about CTB, and its role as investment adviser for the Asset Allocation Program, please see the CTB disclosure document, which is available to you at no charge. Your registered representative can provide this disclosure document to you, or you can request a copy by writing to COUNTRY Trust Bank, 1705 Towanda Avenue, P.O. Box 2020, Bloomington, Illinois 61702-2020. We may perform certain administrative functions on behalf of CTB; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available under the Policy.

We may terminate or alter this Asset Allocation Program at any time.

Loan Benefits

Policy Loans. So long as the Policy remains in force and has a positive Cash Surrender Value, you may borrow money from the Company at any time using the Policy as the sole security for the Policy Loan. A loan taken from, or secured by, a Policy may have federal income tax consequences. (See “FEDERAL TAX MATTERS.”)

The maximum loan amount you may take is an amount that, when added to any existing Policy Loan, does not exceed the Cash Surrender Value on the date of the Policy Loan less an amount sufficient to keep the Policy in force to the third Monthly Deduction Day following the date of the Policy Loan. The Company’s claim for repayment of Policy Debt has priority over the claims of any assignee or other person.

During any time that there is outstanding Policy Debt, we will treat payments you make first as payment of outstanding Policy Debt, unless you indicate that we should treat the payment otherwise. Where no indication is made, we will treat as a premium payment any portion of a payment that exceeds the amount of any outstanding Policy Debt.

Allocation of Policy Loan. When you take a Policy Loan, we segregate an amount equal to the Policy Loan (including interest) within the Declared Interest Option as security for the Policy Loan. If, immediately prior to the Policy Loan, the Accumulated Value in the Declared Interest Option less Policy Debt outstanding is less than the amount of such Policy Loan, we will transfer the difference from the Subaccounts of the Variable Account, which have Accumulated Value, in the same proportions that the Policy’s Accumulated Value in each Subaccount bears to the Policy’s total Accumulated Value in the Variable Account. We will determine Accumulated Values as of the end of the Valuation Period during which we receive the request for the Policy Loan at the Variable Product Service Center.

We normally will mail loan proceeds to you within seven days after receipt of a written request. Postponement of a Policy Loan may take place under certain circumstances. (See “ADDITIONAL INFORMATION—Postponement of Payments.”)

Amounts segregated within the Declared Interest Option as security for Policy Debt will bear interest at an effective annual rate set by the Company. This rate may be different than that used for other amounts within the Declared Interest Option. (See “POLICY BENEFITS—Loan Benefits— Effect on Investment Performance.”)

Loan Interest Charged. The interest rate charged on Policy Loans is not fixed. The maximum annual loan interest rate we charge is guaranteed not to exceed 7.4% per year in advance (an effective annual rate of 8%). We may elect to change the interest rate at any time, of which you will be notified. The new rate will take effect on the Policy Anniversary coinciding with, or next following, the date the rate is changed.

Effect on Investment Performance. Amounts transferred from the Variable Account as security for Policy Debt will no longer participate in the investment performance of the Variable Account. We will credit all amounts held in the Declared Interest Option as security for Policy Debt with interest on each Monthly Deduction Day at an effective annual rate equal to or greater than 3% as determined and declared by the Company. We will not credit additional interest to these amounts. The interest credited will remain in the Declared Interest Option unless and until transferred by the Policyowner to the Variable Account, but will not be segregated within the Declared Interest Option as security for Policy Debt.

For Policies that have been in force ten years, we may allow a loan spread of 0% on a loan in an amount equal to or less than the gain under the Policy.

Even though you may repay Policy Debt in whole or in part at any time while the Policy is still in force, Policy Loans will affect the Accumulated Value of a Policy and may affect the death proceeds payable. The effect could be favorable or unfavorable depending upon whether the investment performance of the Subaccount(s) from which the Accumulated Value was transferred is less than or greater than the interest rates actually credited to the Accumulated Value segregated within the Declared Interest Option as security for Policy Debt while Policy Debt is outstanding. In comparison to a Policy under which no Policy Loan was made, Accumulated Value will be lower where such interest rates credited were less than the investment performance of the Subaccount(s), but will be higher where such interest rates were greater than the performance of the Subaccount(s). In addition, death proceeds will reflect a reduction of the death benefit by any outstanding Policy Debt.

Policy Debt. Policy Debt equals the sum of all unpaid Policy Loans and any due and unpaid policy loan interest. Policy Debt is not included in Net Accumulated Value, which is equal to

Accumulated Value less Policy Debt. If Net Cash Surrender Value is insufficient on a Monthly Deduction Day to cover the monthly deduction (see “CHARGES AND DEDUCTIONS—Monthly Deduction”), we will notify you. To avoid lapse and termination of the Policy without value (see “THE POLICY— Policy Lapse and Reinstatement—Lapse”), you must, during the Grace Period, make a premium payment that, when reduced by the premium expense charge (see “CHARGES AND DEDUCTIONS—Premium Expense Charge”), will be at least equal to three times the monthly deduction due on the Monthly Deduction Day immediately preceding the Grace Period (see “CHARGES AND DEDUCTIONS—Monthly Deduction”). Therefore, the greater the Policy Debt under a Policy, the more likely it would be to lapse.

Repayment of Policy Debt. You may repay Policy Debt in whole or in part any time during the Insured’s life so long as the Policy is in force. We subtract any outstanding Policy Debt from the death benefit payable at the Insured’s death or from Accumulated Value upon complete surrender. Any payments made by a Policyowner will be treated first as the repayment of any outstanding Policy Debt, unless the Policyowner indicates otherwise. Upon partial or full repayment of Policy Debt, we will no longer segregate within the Declared Interest Option the portion of the Accumulated Value securing the repaid portion of the Policy Debt, but that amount will remain in the Declared Interest Option unless and until transferred to the Variable Account by the Policyowner. We will notify you when your Policy Debt is repaid in full.

For a discussion of the tax consequences associated with Policy Loans and lapses, see “FEDERAL TAX MATTERS.”

Death Proceeds

So long as the Policy remains in force, the Policy provides for the payment of death proceeds upon the death of the Insured.

•	You may name one or more primary Beneficiaries or contingent Beneficiaries and we will pay proceeds to the primary Beneficiary or a contingent Beneficiary.

•	If no Beneficiary survives the Insured, we will pay the death proceeds to the Policyowner or his estate. We may pay death proceeds in a lump sum or under a payment option. (See “ADDITIONAL POLICY PROVISIONS—Payment Options” in the Statement of Additional Information.)

To determine the death proceeds, we will reduce the death benefit by any outstanding Policy Debt and increase it by any unearned loan interest and any premiums paid after the date of death. We will ordinarily mail proceeds within seven days after receipt by the Company of Due Proof of Death. We may postpone payment, however, under certain circumstances. (See “ADDITIONAL INFORMATION—Postponement of Payments.”)

Death Benefit Options. Policyowners designate in the initial application one of two death benefit options offered under the Policy. The amount of the death benefit payable under a Policy will depend upon the option in effect at the time of the Insured’s death. We will determine Accumulated Value as of the end of the Business Day coinciding with or immediately following the date of death.

Under Option A, the death benefit will be equal to the greater of:

(1)	the sum of the current Specified Amount and the Accumulated Value, or

(2)	the Accumulated Value multiplied by the specified amount factor for the Insured’s Attained Age.

Under Option A, the death proceeds will always vary as the Accumulated Value varies (but will never be less than the Specified Amount). If you prefer to have favorable investment performance and additional premiums reflected in increased death benefits, you generally should select Option A.

Under Option B, the death benefit will be equal to the greater of:

•	the current Specified Amount, or

•	the Accumulated Value multiplied by the specified amount factor for the Insured’s Attained Age.

Under Option B, the death benefit will remain level at the Specified Amount unless the Accumulated Value multiplied by the specified amount factor exceeds the current Specified Amount, in which case the amount of the death benefit will vary as the Accumulated Value varies. If you are satisfied with the amount of your insurance coverage under the Policy and prefer to have favorable investment performance and additional premiums reflected in higher Accumulated Value rather than increased death benefits, you generally should select Option B.

Appendix A in the Statement of Additional Information shows examples illustrating Option A and Option B. The specified amount factor is 2.50 for an Insured Attained Age 40 or below on the date of death. For Insureds with an Attained Age over 40 on the date of death, the factor declines with age as shown in the Specified Amount Factor Table in Appendix B.

Whether you choose Option A or Option B, you will always be guaranteed a minimum death benefit that is equal to the Specified Amount. After age 100, the death benefit will be equal to the greater of the Accumulated Value or Specified Amount.

Changing the Death Benefit Option. You may change the death benefit option in effect at any time by sending a written request to us at our Variable Product Service Center. The effective date of such a change will be the Monthly Deduction Day coinciding with or immediately following the date we approve the change. A change in death benefit options may have federal income tax consequences. (See “FEDERAL TAX MATTERS.”) You should consult a tax advisor before changing the death benefit option.

If you change the death benefit option from Option A to Option B, the death benefit will not change and the current Specified Amount will be increased by the Accumulated Value on the effective date of the change. If you change the death benefit option from Option B to Option A, we will reduce the current Specified Amount by an amount equal to the Accumulated Value on the effective date of the change. You may not make a change in the death benefit option if it would result in a Specified Amount which is less than $50,000 or the minimum Specified Amount in effect at the time, if less then $50,000, or if after the change the Policy would no longer qualify as life insurance under federal tax law.

We impose no charges in connection with a change in death benefit option; however, a change in death benefit option will affect the cost of insurance charges. (See “CHARGES AND DEDUCTIONS—Monthly Deduction—Cost of Insurance.”)

Change in Existing Coverage. After a Policy has been in force for one Policy Year, you may adjust the existing insurance coverage by increasing or decreasing the Specified Amount. To make a change, you must send us a written request at our Variable Product Service Center. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which will affect your cost of insurance charge. (See “CHARGES AND DEDUCTIONS—Monthly Deduction—Cost of Insurance Rate, and—Net Amount at Risk.”) If decreases in the Specified Amount cause the premiums paid to exceed the maximum premium limitations imposed by federal tax law (see “THE POLICY—Premiums—Premium Limitations”), the decrease will be limited to the extent necessary to meet these requirements. A change in existing coverage may have federal income tax consequences. (See “FEDERAL TAX MATTERS.”) You should consult a tax advisor before changing existing coverage.

Any decrease in the Specified Amount will become effective on the Monthly Deduction Day coinciding with or immediately following the date we approve the request. The decrease will first reduce the Specified Amount provided by the most recent increase, then the next most recent increases successively, then the Specified Amount under the original application. The Specified Amount following a decrease can never be less than $50,000 or the minimum Specified Amount in effect at the time, if less than $50,000. A Specified Amount decrease will not reduce the Surrender Charge.

To apply for an increase, you must provide us with evidence of insurability we deem satisfactory. Any approved increase will become effective on the effective date shown on the supplemental Policy schedule. An increase will not become effective, however, if the Policy’s Cash Surrender Value on the effective date, less Policy Debt, would not be sufficient to cover the next monthly deduction.

Accelerated Payments of Death Proceeds

In the event that the Insured becomes terminally ill (as defined below), you may (if residing in a state that has approved such an endorsement), by written request and subject to the conditions stated below, have COUNTRY pay all or a portion of the accelerated death benefit immediately to you. If not attached to the Policy beforehand, we will issue an accelerated death benefit endorsement providing for this right.

For this purpose, an Insured is terminally ill when a physician (as defined by the Endorsement) certifies that he or she has a life expectancy of 24 months or less.

The accelerated death benefit is equal to the Policy’s death benefit as described on page 3, up to a maximum of $250,000 (the $250,000 maximum applies in aggregate to all policies issued by COUNTRY on the Insured), less an amount representing a discount for 12 months at an interest rate declared by us as of the date of the request, a reduction for any outstanding policy loans, premiums due and a processing fee of $250. The interest rate declared by us will not exceed the greater of: (1) the yield on the 90 day Treasury bill as of the date of your request; and (2) the maximum loan interest rate under the Policy. The accelerated death benefit does not include the amount of any benefit payable under a rider that covers the life of someone other than the Insured. Adding this Endorsement to a Policy or requesting an accelerated death benefit under this Endorsement may have tax consequences (see “FEDERAL TAX MATTERS”). You should consult a tax advisor before adding an accelerated death benefit endorsement to the Policy or requesting an accelerated death benefit.

Additional Insurance Benefits

Subject to certain requirements, you may add one or more of the following additional insurance benefits to a Policy by rider:

•	Spouse Insurance. This rider provides term insurance coverage on the life of the Insured’s spouse. If you elect this rider, we will increase the monthly deduction. The amount of the increase will be based on the cost of insurance rate for the Insured’s spouse multiplied by the amount of term insurance coverage under the rider.

•	Children’s Insurance. This rider provides term insurance coverage on each of the Insured’s eligible children, until the earliest of: (1) cancellation or conversion of the Policy or rider; (2) lapse of the Policy; (3) the insured child reaches age 23 or is otherwise no longer eligible for coverage; or (4) expiration or termination of the Policy. Before expiration of the term insurance on the life of a child and subject to certain conditions, the insured child may elect that the coverage be converted without evidence of insurability to certain other plans of insurance the Company offers. If you elect this rider, we will add a monthly charge.

•	Guaranteed Insurance Option. This rider allows the coverage on the Insured under the Policy to be increased up to seven times without new evidence of insurability. If this rider is added,

the monthly deduction will be increased based on a specified dollar rate per every $1,000 of guaranteed insurance benefit. If you elect this rider, we will add a monthly charge.

•	Waiver of Specified Premium. This rider provides that in the event of the Insured’s total disability (as defined in the rider) between age 5 and before the Policy Anniversary coincident with or following the Insured’s 60th birthday and continuing for at least 6 months, we will credit the specified premium payment identified in the Policy to the Policy for that 6 month period and on each Monthly Deduction Day thereafter while the Insured is totally disabled. This rider may be added at any time up to the Insured’s age 59. The rider terminates on the earliest of: (1) the Policy Anniversary coincident with or following the Insured’s 60th birthday unless the Insured is totally disabled (if the Insured is totally disabled, the rider will terminate immediately upon recovery from total disability); (2) surrender or termination of the Policy; and (3) any Monthly Deduction Day on or following our receipt of the Owner’s written request for termination of the rider and presentation of the Policy at our Home Office.

If you elect this rider, we will add a monthly cost of insurance charge based on a separate schedule of rates per monthly specified premium amount. Waiver of the specified premium may not be sufficient to keep the Policy from lapsing.

•	Overloan Protection. This rider provides a one-time option to continue the Policy with a reduced death benefit without further monthly deductions in the event Policy Debt exceeds 98% of the Accumulated Value. For a Policy to be eligible for the overloan protection benefit, the following conditions must be met: (1) the Insured must be age 75 or older; (2) the Policy must be in force for at least fifteen Policy Years; (3) all premiums paid under the Policy must have been withdrawn by partial withdrawal; (4) Policy Debt must equal or exceed 98 percent of the Accumulated Value; and (5) Policy Debt must exceed the Specified Amount and any other rider term insurance coverage on the Insured. Upon exercise of the rider, we will: (1) waive the monthly deduction for the remaining life of the Policy; (2) change the death benefit option to Option B, the Level Death Benefit Option, if that death benefit option is not in effect; (3) reduce the Specified Amount to equal a specified percent of the Accumulated Value under the Policy based on specified amount factors in your Policy Schedule; (4) terminate all other riders; and (5) transfer your remaining Accumulated Value to the Declared Interest Option. If you exercise this rider, we will assess a one time charge equal to 1.5% of the Accumulated Value, including Policy Debt, at the time you exercise the rider and you will be prohibited from making premium payments, partial withdrawals, Policy Loans and loan repayments as well as any other changes to the Policy. The Company may, in its sole discretion, limit the availability of the rider in the future.

With the Overloan Protection Rider, this Policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the Policy without allowing the Policy to lapse. Anyone contemplating the purchase of the Policy with the intention of pursuing this strategy or otherwise exercising the “overloan protection” provided under the rider should be aware that, among other risks, it has not been ruled on by the IRS or the courts and it may be subject to challenge by the IRS, since it is possible that the loans will be treated as taxable distributions when the rider is exercised.

We will deduct the cost of any additional insurance benefits as part of the monthly deduction. (See “CHARGES AND DEDUCTIONS—Monthly Deductions—Additional Insurance Benefits.”) You may obtain detailed information concerning available riders, and their suitability for inclusion in your Policy, from the registered representative selling the Policy.

CHARGES AND DEDUCTIONS

We deduct certain charges in connection with the Policy to compensate us for (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The nature and amount of these charges are described more fully below.

Premium Expense Charge

Before allocating Net Premiums among the Subaccounts and the Declared Interest Option, we reduce premiums paid by a premium expense charge. The premium less the premium expense charge equals the Net Premium.

The premium expense charge is guaranteed not to exceed 6% of each premium payment. It is used to compensate us for expenses incurred in distributing the Policy, including agent sales commissions, the cost of printing prospectuses and sales literature, advertising costs and charges we consider necessary to pay all taxes imposed by states and subdivisions thereof (which currently range from 1% to 3%). Because we include any state premium taxes in the premium expense charge, the amount paid by a Policyowner is generally an average of premium tax amounts charged by the states. As a result, you may pay more premium tax than is required in your state of residence.

Monthly Deduction

We deduct certain charges monthly from the Accumulated Value of each Policy (“monthly deduction”) to compensate us for the cost of insurance coverage and any additional benefits added by rider (see “ADDITIONAL INSURANCE BENEFITS” in the Statement of Additional Information), for underwriting and start-up expenses in connection with issuing a Policy and for certain administrative costs. We deduct the monthly deduction on the Policy Date and on each Monthly Deduction Day. We deduct it from the Declared Interest Option and each Subaccount in the same proportion that the Policy’s Net Accumulated Value in the Declared Interest Option and the Policy’s Accumulated Value in each Subaccount bear to the total Net Accumulated Value of the Policy. For purposes of making deductions from the Declared Interest Option and the Subaccounts, we determine Accumulated Values as of the end of the Business Day coinciding with or immediately following the Monthly Deduction Day. Because portions of the monthly deduction, such as the cost of insurance, can vary from month to month, the monthly deduction itself will vary in amount from month to month.

We make the monthly deduction on the Business Day coinciding with or immediately following each Monthly Deduction Day and it will equal:

•	the cost of insurance for the Policy; plus

•	the cost of any optional insurance benefits added by rider; plus

•	the monthly expense charge; plus

•	the monthly unit charge.

Cost of Insurance. This charge is designed to compensate us for the anticipated cost of paying death proceeds to Beneficiaries. We determine the cost of insurance on a monthly basis, and may determine it separately for the initial Specified Amount and for any subsequent increases in Specified Amount. We will determine the monthly cost of insurance charge by dividing the applicable cost of insurance rate, or rates, by 1,000 and multiplying the result by the net amount at risk for each Policy Month. We may realize a profit from this charge and may use such profit for any lawful purpose, including paying our distribution expenses.

Net Amount at Risk. The net amount at risk may be affected by investment performance, payment of premiums, fees and charges under the Policy, death benefit option chosen, partial withdrawals and decreases in Specified Amount. Under Option A, the net amount at risk for a Policy Month is equal to ((a) plus (c)) divided by (b), minus (c); and under Option B, the net amount at risk for a Policy Month is equal to (a) divided by (b), minus (c), where:

(a) is the Specified Amount;

(b) is 1.002466271; and

(c) is the Accumulated Value.

We determine the Specified Amount and the Accumulated Value as of the end of the Business Day coinciding with or immediately following the Monthly Deduction Day.

We may determine the net amount at risk separately for the initial Specified Amount and any increases in Specified Amount. In determining the net amount at risk for each Specified Amount, we first consider the Accumulated Value a part of the initial Specified Amount. If the Accumulated Value exceeds the initial Specified Amount, we will consider it to be a part of any increase in the Specified Amount in the same order as the increases occurred.

Cost of Insurance Rate. We base the cost of insurance rate for the initial Specified Amount on the Insured’s sex, underwriting class and Attained Age. For any increase in Specified Amount, we base the cost of insurance rate on the Insured’s sex, underwriting class and age at last birthday on the effective date of the increase. Actual cost of insurance rates may change and we will determine the actual monthly cost of insurance rates by the Company based on its expectations as to future mortality experience. However, the actual cost of insurance rates will never be greater than the guaranteed maximum cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 2001 Commissioners’ Standard Ordinary Non-Smoker and Smoker Mortality Table. Current cost of insurance rates are generally less than the guaranteed maximum rates. Any change in the cost of insurance rates will apply to all persons of the same age, sex and underwriting class whose Policies have been in force the same length of time.

The cost of insurance rates generally increase as the Insured’s Attained Age increases. The underwriting class of an Insured also will affect the cost of insurance rate. The Company currently places Insureds into a standard underwriting class or into premium classes involving a higher mortality risk. In an otherwise identical Policy, Insureds in the standard underwriting class will have a lower cost of insurance rate than those in underwriting classes involving higher mortality risk. The standard underwriting class is also divided into two categories: tobacco and non-tobacco. Non-tobacco-using Insureds will generally have a lower cost of insurance rate than similarly situated Insureds who use tobacco. The Company may offer preferred and preferred-plus classes in addition to the standard tobacco and non-tobacco classes. Insureds who fall under a preferred or preferred-plus class will generally have a lower cost of insurance rate than Insureds who receive a standard classification. (An Insured must meet more stringent medical requirements than those established for the preferred class in order to qualify for the Company’s preferred-plus class of insurance rates.)

We determine the cost of insurance rate separately for the initial Specified Amount and for the amount of any increase in Specified Amount. In calculating the cost of insurance charge, we apply the rate for the underwriting class on the Policy Date to the net amount at risk for the initial Specified Amount; for each increase in Specified Amount, we use the rate for the underwriting class applicable to the increase. However, if we calculate the death benefit as the Accumulated Value times the specified amount factor, we will use the rate for the underwriting class for the most

 1 Dividing by this number reduces the net amount at risk, solely for the purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 3%.

recent increase that required evidence of insurability for the amount of death benefit in excess of the total Specified Amount.

Additional Insurance Benefits. The monthly deduction will include charges for any additional benefits provided by rider. (See “ADDITIONAL INSURANCE BENEFITS.”)

The following riders are available under the Policy:

•	Spouse Insurance. This rider provides term insurance coverage on the life of the Insured’s spouse.

•	Children’s Insurance. This rider provides term insurance coverage on each of the Insured’s eligible children, subject to certain conditions.

•	Guaranteed Insurance Option. This rider provides coverage on the Insured to be increased up to seven times without new evidence of insurability.

•	Waiver of Specified Premium. This rider provides that, subject to certain conditions, the Company will credit a monthly specified premium amount in the event of the Insured’s total disability (as defined in the rider).

•	Overloan Protection. This rider provides a one-time option to continue the Policy with a reduced death benefit without further monthly deductions in the event Policy Debt exceeds 98% of the Accumulated Value. The tax treatment of the Overloan Protection Rider that may be purchased with this Policy is uncertain. (See “FEDERAL TAX MATTERS.”)

Monthly Expense Charge. We have primary responsibility for the administration of the Policy and the Variable Account. Administrative expenses include premium billing and collection, recordkeeping, processing death benefit claims, cash withdrawals, surrenders and Policy changes, and reporting and overhead costs. As reimbursement for administrative expenses related to the maintenance of each Policy and the Variable Account, we assess a Monthly Expense Charge in each Policy Year that varies based on Issue Age and the Insured’s underwriting class.

Monthly Unit Charge. The Monthly Unit Charge will compensate us for underwriting, processing and start-up expenses incurred in connection with the Policy and the Variable Account. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insured’s premium class, and establishing policy records. The Monthly Unit Charge is assessed during the first nineteen Policy Years. This charge is an amount per $1,000 of Specified Amount and varies based on Issue Age and the Insured’s underwriting class.

Transfer Charge

The Company waives the transfer charge for the first twelve transfers during a Policy Year. We may impose a transfer charge of up to $25 for the thirteenth and each subsequent transfer in a Policy Year to compensate us for the costs in making the transfer. (The transfer charge is currently $10.)

•	We will deduct the transfer charge from the amount transferred.

•	We will not impose a transfer charge on transfers that occur as a result of Policy Loans, the exercise of the special transfer privilege or the initial allocation of Accumulated Value among the Subaccounts and the Declared Interest Option following acceptance of the Policy by the Policyowner. For information regarding the special transfer privilege, see “GENERAL PROVISIONS: Special Transfer Privilege.”

Currently, there is no charge for changing the Net Premium allocation instructions.

Partial Withdrawal Fee

Upon partial withdrawal from a Policy, we assess a charge equal to the lesser of $25 or 2% of the Accumulated Value withdrawn to compensate us for costs incurred in accomplishing the withdrawal. We deduct this fee from the amount withdrawn.

Surrender Charge

We apply a Surrender Charge during the first nineteen Policy Years. This charge is an amount per $1,000 of Specified Amount which declines to $0 in the 20th year and varies based on the age, sex, underwriting class and Policy Year. We have listed below the maximum Surrender Charge per $1,000 of Specified Amount for select ages in various underwriting classes in the first Policy Year.

Issue Age	Male, Standard Tobacco	Female, Standard Tobacco
30	$22.14	$15.38

50	$40.01	$37.05

70	$48.40	$49.69

The maximum Surrender Charge for any Policy is $51.89 per $1,000 of Specified Amount. (See “APPENDIX B—Maximum Surrender Charges” in the Statement of Additional Information.) The Surrender Charge is level within each Policy Year. The Surrender Charge will be deducted from the amount surrendered.

Additional Charges

Federal Taxes. Currently, no charge is made to the Variable Account for federal income taxes that may be attributable to the Variable Account. We may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Account may also be made. (See “FEDERAL TAX MATTERS.”)

Investment Option Expenses. The value of net assets of the Variable Account will reflect the investment advisory fee and other expenses incurred by each Investment Option. The investment advisory fee and other expenses applicable to each Investment Option are listed on pages 10-12 and described in the prospectus for each Investment Option.

Illustrative Report Fee. Upon your request, we will provide you with one set of illustrations of Policy values free of charge. We reserve the right to assess a fee of $25 for each additional set of personalized illustrations you request in a Policy Year. However, we do not currently assess such a charge.

Compensation. For information concerning compensation paid for the sale of the Policies, see “DISTRIBUTION OF THE POLICIES.”

THE DECLARED INTEREST OPTION

You may allocate Net Premiums and transfer Accumulated Value to the Declared Interest Option, which is part of the General Account. We own the assets in the General Account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. To the extent that we are required to pay you amounts in addition to your Accumulated Value under any guarantees under the Policy, including the death benefit, such amounts will come from our General

Account. Because those guarantees are backed by our General Account assets, you need to consider our financial strength in meeting the guarantees under the Contract. Thus, those guarantees are subject to the risk that we may default on the guarantees. You should be aware that our General Account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from assets in our General Account. The financial statements contained in the Statement of Additional Information include a further discussion of the risks inherent within the investments of the General Account.

Subject to applicable law, we have sole discretion over investment of the Declared Interest Option’s assets. We bear the full investment risk for all amounts allocated or transferred to the Declared Interest Option. We guarantee that the amounts allocated to the Declared Interest Option may be credited interest daily at a net effective annual interest rate of at least 3%. These amounts, after charges and deductions, are also guaranteed. We determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

The Declared Interest Option will not share in the investment performance of our General Account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the Declared Interest Option may be credited with different current interest rates. You assume the risk that interest credited to amounts in the Declared Interest Option may not exceed the minimum 3% guaranteed rate.

Because of exemptive and exclusionary provisions, we have not registered interests in the Declared Interest Option under the Securities Act of 1933 and we have not registered the Declared Interest Option as an investment company under the Investment Company Act of 1940. Accordingly, neither the Declared Interest Option nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Declared Interest Option. Disclosures regarding the Declared Interest Option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Please refer to the Policy and Statement of Additional Information for complete details regarding the Declared Interest Option.

Transfers, Partial Withdrawals, Surrenders and Policy Loans

You may transfer amounts between the Subaccounts and the Declared Interest Option. Only one transfer from the Declared Interest Option to the Variable Account is permitted in each Policy Year. We may impose a transfer charge in connection with such transfer (see “CHARGES AND DEDUCTIONS—Transfer Charge”). No more than 50% of the Net Accumulated Value in the Declared Interest Option may be transferred from the Declared Interest Option at any one time unless the balance in the Declared Interest Option immediately after the transfer would be less than $1,000. If the balance in the Declared Interest Option after a transfer would be less than $1,000, you may transfer the full Net Accumulated Value in the Declared Interest Option. We may refuse to process a transfer request from the Declared Interest Option that would reduce the Accumulated Value in the Declared Interest Option to an amount less than the amount of any outstanding loans under the Policy. A Policyowner may also make surrenders and obtain Policy Loans from the Declared Interest Option at any time.

We may delay transfers, payment of partial withdrawals and surrenders from, and payments of Policy Loans allocated to, the Declared Interest Option for up to six months.

GENERAL PROVISIONS

Special Transfer Privilege

You may, while the Policy is in force, operate the Policy as a flexible premium fixed-benefit life insurance policy by requesting that we transfer all of the Accumulated Value in the Variable Account to the Declared Interest Option. You may exercise this special transfer privilege once each Policy Year. Once you exercise the special transfer privilege, we automatically will credit all future premium payments to the Declared Interest Option, until you request a change in allocation to convert the Policy back to a flexible premium variable life insurance policy. The Company will not impose any charge for transfers resulting from the exercise of the special transfer privilege.

Change of Provisions

We reserve the right to change the Policy, in the event of future changes in the federal tax law, to the extent required to maintain the Policy’s qualification as life insurance under federal tax law.

Except as provided in the foregoing paragraph, no one can change any part of the Policy except the Policyowner and the President, a Vice President, the Secretary, an Assistant Secretary or the Actuary of the Company. Both must agree to any change and such change must be in writing. No agent may change the Policy or waive any of its provisions.

Ownership

The Policy belongs to the Policyowner. The original Policyowner is the person named as owner in the application. Ownership of the Policy may change according to the ownership option selected as part of the original application or by a subsequent endorsement to the Policy. During the Insured’s lifetime, all rights granted by the Policy belong to the Policyowner, except as otherwise provided for in the Policy. Changing the Policyowner may have tax consequences.

Special ownership rules may apply if the Insured is under legal age (as defined by state law in the state in which the Policy is delivered) on the Policy Date.

The Beneficiary

The Policyowner designates the primary Beneficiaries and secondary Beneficiaries in the application. If changed, the primary Beneficiary or secondary Beneficiary is as shown in the latest change filed with the Company. One or more primary or secondary Beneficiaries may be named in the application. In such case, the proceeds will be paid in equal shares to the survivors in the appropriate beneficiary class, unless requested otherwise by the Policyowner.

Unless a payment option is chosen, we will pay the proceeds payable at the Insured’s death in a lump sum to the primary Beneficiary. If the primary Beneficiary dies before the Insured, we will pay the proceeds to the contingent Beneficiary. If no Beneficiary survives the Insured, we will pay the proceeds to the Policyowner or the Policyowner’s estate.

Change of Address

We confirm all Policyowner change of address requests by sending a confirmation to both the old and new addresses.

DISTRIBUTION OF THE POLICIES

We have entered into a distribution agreement with our affiliate, COUNTRY Capital Management Company (“COUNTRY Capital”) for the distribution and sale of the Policies. COUNTRY Capital may sell the Policies through its registered representatives, or through other broker-dealers (“selling firms”) that have entered into a selling agreement with COUNTRY Capital.

COUNTRY Capital receives a 0.20% fee from the Summit Pinnacle Series: Russell 2000 Small Cap Index, S&P MidCap 400 Index and EAFE International Portfolios; and a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Policy assets allocated to the Investment Option: EquiTrust Variable Insurance Series Fund Portfolios; Fidelity Variable Insurance Products Funds; Franklin Templeton Variable Insurance Trust Funds; and JPMorgan Insurance Trust Small Cap Core Portfolio. 12b-1 class shares of these Investment Options have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares.

We pay commissions to COUNTRY Capital for the sale of the Policies by its registered representatives as well as by selling firms. The maximum commissions payable for Policy sales by COUNTRY Capital will be 60% of premiums paid up to Target Premium and 3% of premiums paid in excess of Target Premium in the first Policy Year and 3% of premiums paid in each Policy Year after the first Policy Year. We also pay a persistency bonus based on premiums paid in the first Policy Year.

COUNTRY Capital passes through all commissions it receives to its registered representatives and to selling firms except in the infrequent event of a Policy unassigned to a Registered Representative, and does not retain any override as distributor for the Policies. However, under the distribution agreement with COUNTRY Capital, COUNTRY Capital is given an allowance by the Company for the following sales expenses: supervisor and registered representative manager compensation; registered representative training allowances; advertising expenses; and all other expenses of distributing the Policies.

Because registered representatives of COUNTRY Capital are also insurance agents of the Company, they and their managers may be eligible for various cash benefits, such as bonuses, insurance benefits and non-cash compensation programs that the Company offers. These programs include conferences, seminars, meals, payment for travel, lodging, prizes and awards, which may include entertainment, subject to applicable regulatory requirements. Sales of the Policies may help registered representatives qualify for such benefits. COUNTRY Capital’s registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Policies, which may include payments made for the recruitment and training of personnel, and similar services.

A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Policy. Sales charges deducted from premium payments, as well as proceeds from the Surrender Charge on the Policies are retained by us and used to defray the expenses we incur in paying for distribution-related services under the distribution agreement, such as the payment of commissions. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policies. Commissions paid on the Policies, including other incentives or payments, are not charged directly to the owners of the Variable Account.

See “DISTRIBUTION OF THE POLICIES” in the Statement of Additional Information for more information concerning compensation paid for the sale of the Policies.

Under the Public Disclosure Program, FINRA provides certain information regarding the disciplinary history of FINRA member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. FINRA’s toll-free Public Disclosure Hotline telephone number is 1-800-289-9999 and their Web site address is www.finra.org. An investor brochure that includes information describing the Public Disclosure Program is available from FINRA.

FEDERAL TAX MATTERS

Introduction

The following summary provides a general description of the Federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

Tax Status of the Policy

In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy should generally satisfy the applicable requirements. There is less guidance, however, with respect to a Policy with a spouse or child term rider attached, and it is not clear whether such a Policy will in all cases satisfy the applicable requirements, particularly if you pay the full amount of premiums permitted under the Policy. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to modify the Policy as necessary in order to do so.

In some circumstances, Policyowners who retain excessive control over the investment of the underlying Variable Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Policyowner should not be treated as the owner of the Variable Account assets. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modifications be necessary to prevent Policyowners from being treated as the owners of the underlying Variable Account assets.

In addition, the Code requires that the investments of the Subaccounts be “adequately diversified” in order for the Policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the Subaccounts, through the funds, will satisfy these diversification requirements. The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

Tax Treatment of Policy Benefits

In General. The Company believes that the death benefit under a Policy should generally be excludible from the gross income of the beneficiary. Federal, state and local estate, inheritance, transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each Policyowner or beneficiary. A tax adviser should be consulted on these consequences.

Generally, a Policyowner will not be deemed to be in constructive receipt of the Accumulated Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a modified endowment contract (“MEC”).

Modified Endowment Contracts. Under the Internal Revenue Code, certain life insurance contracts are classified as “Modified Endowment Contracts,” with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a MEC. In general, a Policy will be classified as a MEC if the amount of premiums paid into the Policy causes the Policy to fail the “7-pay test.” A Policy will generally fail the 7-pay test if, at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy during the first seven years (for example, as a result of a partial withdrawal), the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount. If at any time there is a “material change” in the Policy’s benefits or other terms at any time, the Policy may have to be re-tested as if it were a newly issued Policy. A material change may occur, for example, when there is an increase in the death benefit due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy Years. In addition, a Policy will also be treated as a MEC if it is received in exchange for another life insurance contract that is a MEC at the time of the exchange. To prevent your Policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Policyowner should consult a tax adviser to determine whether a transaction will cause the Policy to be classified as a MEC.

Distributions Other Than Death Benefits from Modified Endowment Contracts. Policies classified as MECs are subject to the following tax rules:

(1)	All distributions other than death benefits from a MEC, including distributions upon surrender and withdrawals, will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policyowner’s investment in the Policy only after all gain has been distributed.

(2)	Loans taken from or secured by a Policy classified as a MEC are treated as distributions and taxed accordingly.

(3)	A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policyowner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policyowner or the joint lives (or joint life expectancies) of the Policyowner and the Policyowner’s beneficiary or designated beneficiary.

(4)	If a Policy becomes a MEC, distributions that occur during the Policy Year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts. Distributions other than death benefits from a Policy that is not classified as a MEC, including surrenders and partial withdrawals, are generally treated first as a recovery of the Policyowner’s investment in the Policy, and only after the recovery of all investment in the Policy, as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a MEC will generally not be treated as taxable distributions. However, the tax treatment of a loan taken out of a Policy where there is no spread (difference between the interest rate charged to you and the interest rate credited to amounts securing the loan), as the case may be on loans for Policies in force ten years or more, or where the spread is minimal, is unclear. You should consult your tax adviser about any such loan.

Finally, neither distributions from, nor loans from or secured by, a Policy that is not a MEC are subject to the 10 percent additional income tax.

Investment in the Policy. Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

Policy Loans. In general, interest on a Policy Loan will not be deductible. If a loan from a Policy is outstanding when the Policy is cancelled or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the Policy and will be taxed accordingly. Before taking out a Policy Loan, you should consult your tax adviser as to the tax consequences.

Multiple Policies. All MECs that are issued by the Company (or its affiliates) to the same Policyowner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the Policyowner’s income when a taxable distribution occurs.

Accelerated Benefits. COUNTRY believes that for federal income tax purposes, an accelerated benefit payment received under an accelerated benefit endorsement should be fully excludable from the gross income of the beneficiary, except in certain business contexts. However, you should consult a qualified tax adviser about the consequences of adding this Endorsement to a Policy or requesting an accelerated benefit payment under this Endorsement.

Continuation of Policy Beyond Age 100. The tax consequences of continuing the Policy beyond the Insured’s 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the Insured’s 100th year.

Exchanges. The Company believes that an exchange of a fixed-benefit policy issued by the Company for a Policy generally should be treated as a non-taxable exchange of life insurance policies within the meaning of section 1035 of the Code. However, in certain circumstances, the exchanging owner may receive a cash distribution that might have to be recognized as income to the extent there was gain in the fixed-benefit policy. Moreover, to the extent a fixed-benefit policy with an outstanding loan is exchanged for an unencumbered Policy, the exchanging owner could recognize income at the time of the exchange up to an amount of such loan (including any due and unpaid interest on such loan). An exchanging Policyowner should consult a tax adviser as to whether an exchange of a fixed-benefit policy for the Policy will have adverse tax consequences.

Overloan Protection Rider. Anyone contemplating the purchase of the Policy with the Overloan Protection Rider should be aware that the tax consequences of the Overloan Protection Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Overloan Protection Rider causes the Policy to be converted into a fixed Policy. You should consult a tax adviser as to the tax risks associated with the Overloan Protection Rider.

Business Uses of Policy. Businesses can use the Policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted additional rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

Employer-owned Life Insurance Contracts. Pursuant to section 101(j) of the Code, unless certain eligibility, notice and consent requirements are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contract. It is the employer’s responsibility (i) to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j) and (ii) to satisfy certain annual tax reporting requirements in respect of employer-owned life insurance contracts that are also imposed under the Code. These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

Non-Individual Policyowners and Business Beneficiaries of Policies. If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity’s interest deduction under Code Section 264, even where such entity’s indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, the Policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a beneficiary of a Policy.

Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Policyowner is subject to that tax.

Estate, Gift and Generation-Skipping Transfer Taxes. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the Insured dies, the death proceeds will generally be includable in the Policyowner’s estate for purposes of federal estate tax if the Insured owned the Policy. If the Policyowner was not the

Insured, the fair market value of the Policy would be included in the Policyowner’s estate upon the Policyowner’s death. The Policy would not be includable in the Insured’s estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of a life insurance Policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policyowner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Estate, Gift and Generation-Skipping Transfer Taxes in 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Withholding. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Life Insurance Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rican branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance Policy purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

Taxation of the Company

At the present time, the Company makes no charge for any Federal, state or local taxes (other than the charge for state premium taxes) that may be attributable to the Variable Account or to the policies. The Company reserves the right to charge the Subaccounts of the Variable Account for any future taxes or economic burden the Company may incur.

ADDITIONAL INFORMATION

Voting Rights

To the extent required by law, the Company will vote the Fund shares held in the Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and, as a result, we determine that it is permitted to vote the Fund shares in its own right, we may elect to do so.

The number of votes which a Policyowner has the right to instruct are calculated separately for each Subaccount and are determined by dividing the Policy’s Accumulated Value in a Subaccount by the net asset value per share of the corresponding Investment Option in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Investment Option which you have the right to instruct will be determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at such meeting of the Fund. Voting instructions will be solicited prior to such meeting in accordance with procedures established by each Fund.

The Company will vote Fund shares attributable to Policies as to which no timely instructions are received (as well as any Fund shares held in the Variable Account which are not attributable to Policies) in proportion to the voting instructions which are received with respect to all Policies participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast on a matter. Proportional voting may result in a small number of owners determining the outcome of a vote.

Fund shares may also be held by separate accounts of other affiliated and unaffiliated insurance companies. The Company expects that those shares will be voted in accordance with instructions of the owners of insurance policies and contracts issued by those other insurance companies. Voting instructions given by owners of other insurance policies will dilute the effect of voting instructions of Policyowners.

Postponement of Payments

The Company will usually mail the proceeds of complete surrenders, partial withdrawals and Policy Loans within seven days after we receive your signed request at our Variable Product Service Center. We will usually mail death proceeds within seven days after receipt of Due Proof of Death.

However, we may postpone payment of any amount upon complete surrender or partial withdrawal, payment of any Policy Loan and payment of death proceeds whenever:

•	the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;

•	the Securities and Exchange Commission by order permits postponement for the protection of Policyowners; or

•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of the securities is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Variable Account.

We also may postpone transfers under these circumstances.

Payments under the Policy which are derived from any amount paid to the Company by check or draft may be postponed until such time as the Company is satisfied that the check or draft has cleared the bank upon which it is drawn.

If mandated under applicable law, the Company may be required to block a Policyowner’s account and thereby refuse to pay any request for transfer, partial withdrawal, complete surrender, loan or death proceeds until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your account to government regulators.

Legal Proceedings

The Company, like other insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits naming us as a defendant or involving the Variable Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, the ability of COUNTRY Capital to perform its contract with the Variable Account or the ability of the Company to meet its obligations under the Policies.

FINANCIAL STATEMENTS

The Variable Account’s audited statements of assets and liabilities as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, as well as the related report of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information.

The statutory-basis financial statements of COUNTRY Investors Life Assurance Company as of December 31, 2009 and 2008 and for the years then ended have been audited by Ernst & Young LLP. These financial statements, along with the related independent registered public accounting firm report, are contained in the Statement of Additional Information.

The Company’s financial statements should be considered only as bearing on the Company’s ability to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (the “SAI”) contains more detailed information about the Policies than is contained in this Prospectus. The SAI is incorporated by reference into this Prospectus and is legally part of this Prospectus. The table of contents for the SAI appears on the last page of this Prospectus. For a free copy of the SAI, please call us toll-free at 1-888-349-4658, or write us at 1701 N. Towanda Avenue, Bloomington, Illinois 61701. We will mail the SAI to you by first-class mail within 3 business days of our receipt of your request.

You may also call us toll-free or write to us if you wish to receive a free personalized illustration of your Policy’s death benefit, Accumulated Value and Net Cash Surrender Value, to request additional information and to ask questions about your Policy.

The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the Policy. Information about us and the Policy (including the SAI) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090.

Investment Company Act of 1940, File Number 811-21394

GLOSSARY

Accumulated Value: The total amount invested under the Policy. It is the sum of the values of the Policy in each Subaccount of the Variable Account plus the value of the Policy in the Declared Interest Option.

Attained Age: The Insured’s age on his or her last birthday on the Policy Date plus the number of Policy Years since the Policy Date.

Beneficiary: The person or entity the Policyowner named in the application, or by later designation, to receive the death proceeds upon the Insured’s death.

Business Day: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (generally, 3:00 p.m. central time).

Cash Surrender Value: The Accumulated Value minus the Surrender Charge.

Company, we, us, our: COUNTRY Investors Life Assurance Company.

Declared Interest Option: A part of the Company’s General Account. Policyowners may allocate Net Premiums and transfer Accumulated Value to the Declared Interest Option. The Company credits Accumulated Value in the Declared Interest Option with interest at an annual rate guaranteed to be at least 3%.

Delivery Date: The date when the Company issues the Policy and mails it to the Policyowner.

Due Proof of Death: Proof of death that is satisfactory to the Company. Such proof may consist of the following:

(a) a certified copy of the death certificate;

(b) a certified copy of a court decree reciting a finding of death;

(c) the Beneficiary’s statement of election;

(d) a copy of the Beneficiary’s Form W-9; or

(e) any other proof satisfactory to the Company.

Fund: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end, diversified management investment company or unit investment trust in which the Variable Account invests.

General Account: The assets of the Company other than those allocated to the Variable Account or any other separate account.

Grace Period: The 61-day period (31-day period in certain states) beginning on the date we send notice to the Policyowner that Net Accumulated Value or Net Surrender Value is insufficient to cover the monthly deduction.

Insured: The person upon whose life the Company issues a Policy.

Investment Option: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

Monthly Deduction Day: The same date in each month as the Policy Date. The Company makes the monthly deduction on the Business Day immediately following the Monthly Deduction Day. (See “CHARGES AND DEDUCTIONS—Monthly Deduction.”)

Net Accumulated Value: The Accumulated Value of the Policy reduced by any outstanding Policy Debt and increased by any unearned loan interest.

Net Premium: The amount of premium remaining after we deduct the premium expense charge (see “CHARGES AND DEDUCTIONS—Premium Expense Charge”).

Net Cash Surrender Value: The Cash Surrender Value minus any Policy Debt plus any unearned loan interest.

Partial Withdrawal Fee: A fee we assess at the time of any partial withdrawal equal to the lesser of $25 or 2% of the Accumulated Value withdrawn.

Policy: The flexible premium variable life insurance policy we offer and describe in this Prospectus, the Policy application, any supplemental applications and any endorsements or additional benefit riders or agreements.

Policy Anniversary: The same date in each year as the Policy Date.

Policy Date: The date set forth on the Policy data page which we use to determine Policy Years, Policy Months and Policy Anniversaries. The Policy Date may, but will not always, coincide with the effective date of insurance coverage under the Policy. (See “THE POLICY—Purchasing the Policy.”)

Policy Debt: The sum of all outstanding Policy Loans and any due and unpaid Policy Loan interest.

Policy Loan: An amount the Policyowner borrows from the Company using the Policy as the sole security.

Policy Month: A one-month period beginning on a Monthly Deduction Day and ending on the day immediately preceding the next Monthly Deduction Day.

Policyowner, you, your: The person who owns a Policy. The Policyowner is named in the application.

Policy Year: A twelve-month period that starts on the Policy Date or on a Policy Anniversary.

Specified Amount: The minimum death benefit payable under a Policy so long as the Policy remains in force. The Specified Amount as of the Policy Date is set forth on the data page in each Policy.

Subaccount: A subdivision of the Variable Account which invests exclusively in shares of a designated Investment Option of a Fund.

Surrender Charge: A charge we assess at the time of any surrender during the first nineteen Policy Years.

Target Premium: A premium amount specified by the Company. We use the Target Premium to calculate registered representatives’ compensation.

Unit Value: The value determined by dividing each Subaccount’s net assets by the number of units outstanding at the time of calculation.

Valuation Period: The period of time over which we determine the change in the value of the Subaccounts. Each valuation period begins at the close of normal trading of the New York Stock Exchange (generally, 3:00 p.m. central time) on one Business Day and ends at the close of normal trading of the New York Stock Exchange on the next succeeding Business Day.

Variable Account: COUNTRY Investors Variable Life Account, a separate investment account the Company established to receive and invest the Net Premiums paid under the Policies.

Variable Product Service Center: The Company’s administrative office at 5400 University Avenue, West Des Moines, Iowa 50266, or P.O. Box 9239, Des Moines, Iowa 50306.

Written Notice: A written request or notice signed by the Policyowner on a form satisfactory to the Company which the Company receives at our Variable Product Service Center.

STATEMENT OF ADDITIONAL INFORMATION

COUNTRY Investors Variable Life Account

FLEXIBLE PREMIUM
VARIABLE LIFE INSURANCE POLICY

PROSPECTUS
May 1, 2010

COUNTRY Investors Life Assurance Company (the “Company”) sponsors the individual flexible premium variable life insurance policy (the “Policy”) described in this Prospectus. COUNTRY designed the Policy: (1) to provide insurance protection; and (2) to permit the purchaser of a Policy (“you” or “your”) to vary premium payments and adjust the death proceeds payable under the Policy.
While the Policy is in force, we will pay:

•	death proceeds upon the Insured’s death, and

•	a Net Cash Surrender Value or Net Accumulated Value upon complete surrender or partial withdrawal of the Policy.

You may allocate Net Premiums under a Policy to one or more of the Subaccounts of COUNTRY Investors Variable Life Account (the “Variable Account”). Death proceeds may, and Accumulated Value will, vary with the investment performance of the Variable Account. Each Subaccount invests exclusively in shares of the Investment Options listed below. Current prospectuses that describe the investment objectives and risks of each Investment Option must accompany or precede this Prospectus.

American Century Investments
VP Ultra® Fund
VP Vistasm Fund
Calvert Asset Management Company
(formerly, Summit Pinnacle Series)
Summit Russell 2000 Small Cap
  Index Portfolio
Summit S&P MidCap 400 Index
 Portfolio
COUNTRY Mutual Funds Trust
COUNTRY VP Bond Fund
COUNTRY VP Growth Fund
Dreyfus Variable Investment Fund
VIF Appreciation Portfolio—Initial
  Share Class
VIF Developing Leaders Portfolio—
  Initial Share Class
VIF Growth and Income Portfolio—
  Initial Share Class
VIF International Equity Portfolio—
  Initial Share Class

EquiTrust Variable Insurance Series Fund
Blue Chip Portfolio
High Grade Bond Portfolio
Managed Portfolio
Money Market Portfolio
Strategic Yield Portfolio
Fidelity® Variable Insurance Products Funds
VIP Contrafund® Portfolio—Initial Class
VIP Growth Portfolio—Initial Class
VIP Growth & Income Portfolio—Initial Class
VIP Index 500 Portfolio—Initial Class
VIP Mid Cap Portfolio—Service Class 2
VIP Overseas Portfolio—Initial Class
Franklin Templeton Variable Insurance
Products Trust
Franklin Global Real Estate Securities
  Fund—Class 2
Franklin Small Cap Value Securities
  Fund—Class 2
Franklin Small-Mid Cap Growth Securities
  Fund—Class 2
Franklin U.S. Government Fund—Class 2
Mutual Shares Securities Fund—Class 2
Templeton Growth Securities Fund—
  Class 2

JPMorgan Insurance Trust (formerly,
JPMorgan Series Trust II)
JPMorgan Mid Cap Value Portfolio
JPMorgan Small Cap Core Portfolio
  (formerly, JPMorgan Small
  Company Portfolio)
T. Rowe Price Equity Series, Inc.
Equity Income Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
T. Rowe Price International Series, Inc.
International Stock Portfolio

You may also allocate Net Premiums to the Declared Interest Option, which is supported by our General Account. We credit amounts allocated to the Declared Interest Option with at least a 4% annual interest rate.

The Company no longer offers the Policy to new purchasers. Although the Policy is no longer available to new purchasers, all rights and benefits under the Policy continue to be available to Policyowners.

Please note that the Policies and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested. We do not guarantee the amount and/or duration of insurance coverage under the Policy.

This Prospectus provides basic information that you should know before purchasing the Policy. You should consider the Policy in conjunction with other insurance you own. Replacing your existing life insurance with this Policy may not be to your advantage. In addition, it may not be to your advantage to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy. Please consult your registered representative or tax adviser.

The Securities and Exchange Commission has not approved or disapproved these securities or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Please read this Prospectus carefully and retain it for future reference.
Issued By
COUNTRY Investors Life Assurance Company®

Home Office 1701 N. Towanda Avenue Bloomington, Illinois 61701	Variable Product Service Center PO Box 9239 Des Moines, Iowa 50306 1-888-349-4658

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The Policy is not available in all States.

This Prospectus constitutes an offering only in those jurisdictions where such offering may lawfully be made.

COUNTRY has not authorized any dealer, salesman or other person to give any information or make any representations in connection with this offering other than those contained in this Prospectus. Do not rely on any such other information or representations.

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POLICY BENEFITS/RISK SUMMARY

This summary describes the Policy’s important benefits and risks. The sections in the Prospectus following this summary discuss the Policy’s benefits and other provisions in more detail. The Glossary at the end of the Prospectus defines certain words and phrases used in this Prospectus.

POLICY BENEFITS

Your Policy is a flexible premium variable life insurance policy that provides life insurance protection in the event of the death of the Insured. The death benefit proceeds payable to the Beneficiary may, and your Accumulated Value under the Policy will, vary based on the investment performance of the Subaccounts you choose and the amount of interest credited in the Declared Interest Option. You may make withdrawals and loans from your Accumulated Value under the Policy subject to certain conditions described in this Prospectus. You may surrender your Policy at any time.

Death Benefit

•	Death Benefit Proceeds: We pay the death benefit (less any Policy Debt plus any unearned loan interest and any premiums paid after the date of death) to the Beneficiary when the Insured dies. We will increase the death benefit by the amount of any additional insurance provided by optional benefit rider(s).

•	Death Benefit Options: You may choose between two death benefit options under the Policy. You may change the death benefit option at any time while the Policy is in force. You may change the Specified Amount (which is the amount of insurance you select), after the first Policy Year, while the Policy is in force. Changing the death benefit option or Specified Amount may have tax consequences. We calculate the amount available under each death benefit option monthly and as of the Insured’s date of death.

•	Option A is equal to the greater of: (1) the sum of the Specified Amount and the Accumulated Value; or (2) the Accumulated Value multiplied by the specified amount factor for the Insured’s Attained Age, as set forth in the Policy.

•	Option B is equal to the greater of: (1) Specified Amount; or (2) the Accumulated Value multiplied by the specified amount factor for the Insured’s Attained Age, as set forth in the Policy.

•	Accelerated Payment of Death Benefit Endorsement: Under the Accelerated Payment of Death Benefit Endorsement, which is available at no charge, you may receive accelerated payment of part of your death benefit if the Insured develops a terminal illness. Adding the Accelerated Payment of Death Benefit Endorsement to a Policy or requesting an accelerated benefit payment under this Endorsement may have tax consequences.

Surrenders, Partial Withdrawals, Transfers and Policy Loans

•	Surrenders: At any time while your Policy is in force, you may make a written request to us at our Variable Product Service Center to surrender your Policy and receive the Cash Surrender Value less any Policy Debt. The Cash Surrender Value is the Accumulated Value reduced by the Surrender Charge. A surrender may have tax consequences.

•	Partial Withdrawals: After the first Policy Year, while your Policy is in force, you may make a written request to withdraw part of the Cash Surrender Value. Partial withdrawals may have tax consequences.

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•	Transfers: Subject to certain limitations, you may transfer amounts among the Subaccounts an unlimited number of times in a Policy Year. We currently assess a $10 charge for each transfer after the first twelve transfers in a Policy Year. This privilege may be terminated at any time. You may only make one transfer per Policy Year from the Declared Interest Option to the Variable Account.

•	Loans: You may take a loan from your Policy at any time. The maximum loan amount you may take is the Cash Surrender Value less any outstanding Policy Debt and less the amount necessary to keep the Policy in force to the third Monthly Deduction Day following the date of the Policy Loan. We charge you a maximum annual interest rate no greater than 7.4% per year in advance on your loan. We may declare a lower rate in our discretion. After the tenth Policy Year, we may, but are not obligated to do so, allow you to take a loan in an amount equal to or less than the gain under the Policy with an effective annual interest rate of 0%. Loans may have tax consequences.

Premiums

•	Flexibility of Premiums: After you pay the initial premium, you may pay subsequent premiums at any time and in any amount (but not less than $50), subject to a certain maximum. You may select a premium payment plan to pay premiums quarterly, semi-annually or annually. You are not required to pay premiums according to the plan.

•	Cancellation Privilege: When you receive your Policy, the free-look period begins. You may return your Policy during this period and receive a refund. We will refund an amount equal to the greater of: (1) the premiums paid; or (2) the sum of the Accumulated Value on the Business Day we receive the Policy at our Variable Product Service Center plus any charges deducted. The free-look period expires at midnight on the 30th day after you receive the Policy. This period will be longer if required by state law.

Asset Allocation Program

You may elect to participate in the Asset Allocation Program and allocate all of your Net Premiums to one of the six (6) model portfolios we make available under the Program to assist you in selecting Investment Options. Each model portfolio represents a different level of risk tolerance: Aggressive; Growth; Growth-Income; Balanced; Income Growth; and Income. The Investment Option allocations of the model portfolios may be changed from time to time in response to market conditions or other factors. To make it easier for you to remain in your selected model portfolio after a change has been made we have revised our procedures.

•	Under the procedures in place when we issued the Policy, once you selected a model portfolio and the Investment Option allocations, those selections remained unchanged until you elected to revise the Investment Option allocations or selected a new model portfolio.

•	However, beginning on August 2, 2010, if the Investment Option allocations of the model portfolio you have chosen are changed, you will need to elect to opt out of the model portfolio as modified to maintain your then-current investment allocations. Otherwise, your Accumulated Value and future premiums will be allocated among the Investment Options based on the changes to the model portfolio.

We will forward to you advance notice of any changes to your model portfolio. You may revise your Investment Option allocations or select a new model portfolio at your discretion.

There is no separate charge for participating in the Asset Allocation Program, nor is there a charge to change to a different model portfolio or to change your allocation to a particular Investment Option. There is no guarantee that a model portfolio in the Asset Allocation Program will not lose money or experience volatility.

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The Policy

•	Ownership Rights: While the Insured is living, you, as the owner of the Policy, may exercise all of the rights and options described in the Policy. These rights include selecting and changing the Beneficiary, the Policyowner and assigning the Policy. Changing the Policyowner or assigning the Policy may have tax consequences.

•	Variable Account: You may direct the money in your Policy to any of the Subaccounts of the Variable Account. Each Subaccount invests exclusively in one of the Investment Options listed on the first page of this Prospectus.

•	Declared Interest Option: You may place money in the Declared Interest Option where it is guaranteed to earn at least 4% annual interest. We may declare higher rates of interest, but are not obligated to do so.

•	Accumulated Value: Accumulated Value is the sum of the values of your Policy in the Subaccounts and the Declared Interest Option and any amounts transferred to the Declared Interest Option to secure any outstanding Policy Debt. Accumulated Value varies from day to day depending on the investment performance of the Subaccounts you choose, interest we credit to the Declared Interest Option, charges we deduct and any other transactions (e.g., transfers, partial withdrawals and loans). We do not guarantee a minimum Accumulated Value.

•	Payment Options: There are several ways of receiving proceeds under the death benefit, surrender and partial withdrawal provisions of the Policy, other than in a lump sum. None of the available payment options vary with the investment performance of the Variable Account. Other options may be available. More detailed information concerning these payment options is available on request from our Variable Product Service Center.

Supplemental Riders and Benefits

We offer several riders that provide supplemental benefits under the Policy. We generally deduct any monthly charges for these riders from Accumulated Value as part of the monthly deduction. Your registered representative can help you determine whether any of these riders are suitable for you. These riders may not be available in all states. Please contact us for further details. See “ADDITIONAL INSURANCE BENEFITS” for a description of each rider available under the Policy.

POLICY RISKS

Investment Risk

If you invest your Accumulated Value in one or more Subaccounts, you will be subject to the risk that the investment performance of the Subaccounts will be unfavorable, and that, due both to the unfavorable performance and the resulting higher insurance charges, the Accumulated Value will decrease. You will also be subject to the risk that the investment performance of the Subaccounts you select may be less favorable than that of other Subaccounts. In order to keep the Policy in force, you may be required to pay more premiums than originally planned. You could lose everything you invest.

If you allocate Net Premiums to the Declared Interest Option, we will credit your Accumulated Value (in the Declared Interest Option) with a declared rate of interest. However, you assume the risk that the rate may decrease, although it will never be lower than the guaranteed rate of 4%.

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Risk of Lapse

If your Net Cash Surrender Value is not enough to pay the charges deducted each month, your Policy may enter a 61-day Grace Period. We will notify you that the Policy will lapse (terminate without value) at the end of the Grace Period unless you make a sufficient payment. Your Policy generally will not lapse at the end of a Grace Period if you make a premium payment that, when reduced by the premium expense charge, will be at least equal to three times the monthly charges under the Policy immediately preceding the Grace Period. You may reinstate a lapsed Policy, subject to certain conditions.

Tax Risks

In order to qualify as a life insurance contract for federal income tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy should generally satisfy the applicable requirements. There is less guidance, however, with respect to a Policy with a spouse or child term rider attached and it is not clear whether such a Policy will, in all cases, satisfy the applicable requirements, particularly if you pay the full amount of premiums permitted under the Policy. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of Accumulated Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy generally should be excludable from the gross income of the Beneficiary, but may be subject to estate taxes. As a result, the Beneficiary generally should not be taxed on these proceeds.

Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract (“MEC”) under federal tax laws. If a Policy is treated as a MEC, any surrenders, partial withdrawals and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals and loans taken before you reach age 59 1/2. If the Policy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. However, the tax consequences associated with loans on Policies in force for ten years or more is unclear. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

See “FEDERAL TAX MATTERS.” You should consult a qualified tax adviser for assistance in all Policy-related tax matters.

Partial Withdrawal and Surrender Risks

The Surrender Charge under the Policy applies for the first ten Policy Years in the event you surrender your Policy and may be considerable. It is possible that you will receive no Net Cash Surrender Value if you surrender your Policy in the first few Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Accumulated Value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.

Even if you do not ask to surrender your Policy, Surrender Charges may play a role in determining whether your Policy will lapse (terminate without value), because Surrender Charges affect the Net Cash Surrender Value which is a measure we use to determine whether your Policy will enter a Grace Period (and possibly lapse). See “Risk of Lapse” above.

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Partial withdrawals may not exceed an amount equal to (a) minus (b) where:

(a) is the Cash Surrender Value; and

(b) is the sum of:

(1)	an amount sufficient to keep the Policy in force to the third Monthly Deduction Day following the date of the partial withdrawal; plus

(2)	any Policy Loans; plus

(3)	the Partial Withdrawal Fee.

Partial withdrawals are assessed a Partial Withdrawal Fee equal to the lesser of $25 or 2% of the Accumulated Value withdrawn.

A partial withdrawal or surrender may have tax consequences.

Policy Loan Risks

A Policy Loan, whether or not repaid, will affect Accumulated Value over time because we subtract the amount of the Policy Loan from the Subaccounts and/or Declared Interest Option as collateral, and this loan collateral does not participate in the investment performance of the Subaccounts or receive any higher interest rate credited to the Declared Interest Option.

We reduce the amount we pay on the Insured’s death by any outstanding Policy Debt. Your Policy may lapse (terminate without value) if Policy Debt plus any unearned loan interest reduces your Net Cash Surrender Value to zero.

If you surrender the Policy or allow it to lapse while a Policy Loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly. A loan may also have other tax consequences.

Risk of An Increase in Current Fees and Expenses

Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.

PORTFOLIO RISKS

A comprehensive discussion of the risks of each Investment Option may be found in the respective Fund’s prospectus. Please refer to each Fund’s prospectus for more information.

There is no assurance that any Fund will achieve its stated investment objective.

FEE TABLES

The following tables describe the fees and expenses that are payable when buying, owning and surrendering the Policy.

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The first table describes the fees and expenses that are payable at the time you buy the Policy, surrender the Policy or transfer Accumulated Value among the Subaccounts and Declared Interest Option.

Transaction Fees

	When Charge is	Amount Deducted—	Amount Deducted—
Charge	Deducted	Maximum Guaranteed Charge*	Current Charge
Premium Expense Charge	Upon receipt of each premium payment	6% of each premium payment	6% of each premium payment up to the Target Premium[1], and 2% of each premium payment over the Target Premium in the first Policy Year only; 6% of each premium payment in each subsequent Policy Year

Partial Withdrawal Fee	Upon partial withdrawal	2% of the Accumulated Value withdrawn, not to exceed $25	2% of the Accumulated Value withdrawn, not to exceed $25

Surrender Charge[2]	Upon a full surrender of your Policy during the first ten Policy Years.
Minimum Charge[3]		$1.88 per $1,000 of Specified Amount	$1.88 per $1,000 of Specified Amount
Maximum Charge[4]		$50.28 per $1,000 of Specified Amount	$50.28 per $1,000 of Specified Amount
Charge for Male, Issue Age 30, Standard Non-Tobacco in first Policy Year		$6.54 per $1,000 of Specified Amount	$6.54 per $1,000 of Specified Amount

Transfer Charge	Upon transfer	First twelve transfers in a Policy Year are free, $25 for each subsequent transfer	First twelve transfers in a Policy Year are free, $10 for each subsequent transfer

Illustrative Report	Upon request for each additional report in a Policy Year	$25 per report	$0 per report

Accelerated Payment of Death Proceeds Fee	Upon election of the accelerated death benefit	$250	$250

*	We may charge fees and use rates that are lower than the maximum guaranteed charge. Current charges are the fees and rates currently in effect. Any changes in current charges will be prospective and will never exceed the maximum charge.

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The next tables describe the fees and expenses that you will pay periodically during the time that you own your Policy, not including expenses of each Investment Option.

Periodic Charges
(Other than Investment Option Operating Expenses)

	When Charge is		Amount Deducted—
Charge	Deducted	Amount Deducted— Maximum Guaranteed Charge	Current Charge
Cost of Insurance Charge[5]	Monthly, on the Monthly Deduction Day
Minimum Charge[6]		$0.06 per $1,000 net amount at risk	$0.01 per $1,000 net amount at risk
Maximum Charge[7]		$83.33 per $1,000 net amount at risk	$30.40 per $1,000 net amount at risk
Charge for Male, Attained Age 30, Non-Tobacco $100,000 Specified Amount		$0.12 per $1,000 net amount at risk	$0.07 per $1,000 net amount at risk

Monthly Expense Charge	Monthly, on the Monthly Deduction Day	$10 in the first Policy Year, $6 in each subsequent Policy Year	$10 in the first Policy Year, $6 in each subsequent Policy Year

Monthly Unit Charge[8]	Monthly, on the Monthly Deduction Day for the first 15 Policy Years
Minimum Charge[9]		$0.09 per $1,000 of Specified Amount	$0.09 per $1,000 of Specified Amount
Maximum Charge[10]		$0.15 per $1,000 of Specified Amount	$0.15 per $1,000 of Specified Amount
Charge for Male, Attained Age 30, Standard Non-Tobacco		$0.14 per $1,000 of Specified Amount	$0.14 per $1,000 of Specified Amount

Policy Loan Interest Spread[11]	On each Policy Anniversary or earlier, as applicable[12]	4.00% (effective annual rate)	3.75% (effective annual rate)

Optional Disability Waiver of Monthly Deduction Rider[13,14]	Monthly, on the Monthly Deduction Day
Minimum Charge[15]		5.50% of all other monthly charges	5.50% of all other monthly charges
Maximum Charge[16]		19.25% of all other monthly charges	19.25% of all other monthly charges
Charge for Attained Age 30		7.00% of all other monthly charges	7.00% of all other monthly charges

Children’s Insurance Rider	Monthly, on the Monthly Deduction Day	$3.70 per unit of rider coverage	$3.70 per unit of rider coverage

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	When Charge is		Amount Deducted—
Charge	Deducted	Amount Deducted— Maximum Guaranteed Charge	Current Charge
Optional Guaranteed Insurance Option Rider[13]	Monthly, on the Monthly Deduction Day
Minimum Charge[17]		$0.05 per $1,000 of rider coverage amount	$0.05 per $1,000 of rider coverage amount
Maximum Charge[18]		$0.20 per $1,000 of rider coverage amount	$0.20 per $1,000 of rider coverage amount
Charge for Issue Age 30		$0.15 per $1,000 of rider coverage amount	$0.15 per $1,000 of rider coverage amount

Optional Spouse Insurance Rider[13]	Monthly, on the Monthly Deduction Day
Minimum Charge[19]		$0.07 per $1,000 of rider coverage amount	$0.02 per $1,000 of rider coverage amount
Maximum Charge[20]		$83.33 per $1,000 of rider coverage amount	$30.40 per $1,000 of rider coverage amount
Charge for Female, Attained Age 30, Standard Non-Tobacco, $100,000 Specified Amount		$0.10 per $1,000 of rider coverage amount	$0.05 per $1,000 of rider coverage amount

(1) The Target Premium is a specified annual premium which is based on the age, sex and underwriting class of the Insured, the Specified Amount of the Policy and the types and amounts of any additional benefits included in the Policy. The maximum Target Premium for a Policy in a standard underwriting class, assuming no riders or supplemental benefits, is $99.72 per $1,000. This figure assumes that the Insured has the following characteristics: Male, Issue Age 80, Standard Tobacco. The maximum Target Premium for a Policy with an Insured in a substandard underwriting class, assuming no riders or supplemental benefits, is $358.92 per $1,000. This figure assumes the Insured has the following characteristics: Male, Issue Age 80, Standard Tobacco, rated 400% extra substandard. The Target Premium for your Policy is shown on your Policy’s data page.

(2) The Surrender Charge equals a charge per $1,000 of Specified Amount, and varies based on the Insured’s Issue Age, sex, underwriting class and Policy Year. The Surrender Charge shown in the table may not be representative of the charge you will pay. Your Policy’s data page indicates the Surrender Charge applicable to your Policy. More detailed information concerning your Surrender Charge is available upon request at our Variable Product Service Center. This charge is assessed during the first ten Policy Years. The Surrender Charge decreases annually over the Surrender Charge period.

(3) The minimum charge shown is the first Policy Year Surrender Charge for Insureds with the following characteristics: Female, Issue Age 0.

(4) The maximum charge shown is the first Policy Year Surrender Charge for Insureds with the following characteristics: Male, Issue Age 63, Standard Tobacco.

(5) The cost of insurance charge will vary based on the Insured’s Attained Age, sex, Specified Amount and underwriting class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy’s data page indicates the guaranteed cost of insurance charge applicable to your Policy. More detailed information concerning your cost of insurance charge is available on request from our Variable Product Service Center. Also, before you purchase the Policy, we can provide you hypothetical illustrations of Policy values based upon the Insured’s age and risk class, the death benefit option, Specified Amount, planned periodic premiums and riders requested. Please consult your registered representative for information about your cost of insurance charge.

(6) The minimum guaranteed cost of insurance charge assumes that the Insured has the following characteristics: Female, Attained Age 10, Non-Tobacco. The minimum current cost of insurance charge assumes that the Insured has the following characteristics: Female, Attained Age 5 or Attained Age 6, $1,000,000 or greater Specified Amount.

(7) The maximum guaranteed cost of insurance charge for standard underwriting classes assumes that the Insured has the following characteristics: Male or Female, Attained Age 99. The maximum current cost of insurance charge for standard

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underwriting classes assumes the Insured has the following characteristics: Male, Attained Age 99, Standard Tobacco, Specified Amount less than $100,000. The maximum guaranteed and current cost of insurance charge for substandard risks is $83.33333 per $1,000 of net amount at risk, which, depending on the specific substandard ratings, could vary based on Attained Ages, sex, underwriting classes and Specified Amount.

(8) The monthly unit charge will vary based on the Insured’s Attained Age, sex and underwriting class. The monthly unit charges shown in the table may not be typical of the charges you will pay. Your Policy’s data page indicates the guaranteed monthly unit charge applicable to your Policy. More detailed information concerning your monthly unit charge is available on request from our Variable Product Service Center.

(9) The minimum guaranteed monthly unit charge assumes that the Insured has the following characteristics: Female, Preferred Plus Non-Tobacco. The minimum current monthly unit charge assumes that the Insured has the following characteristics: Female, Preferred Plus Non-Tobacco.

(10) The maximum guaranteed monthly unit charge assumes that the Insured has the following characteristics: Male, Standard Tobacco. The maximum current monthly unit charge assumes that the Insured has the following characteristics: Male, Standard Tobacco.

(11) The Policy Loan Interest Spread is the difference between the amount of interest we charge you for a loan (currently, an effective rate of 8.00%, guaranteed not to exceed 8.00%), and the amount of interest we credit to the amounts we hold as security for the Policy Debt guaranteed at an effective annual rate equal to no less than 4.00% (currently, an effective annual rate of 4.00%).

The current Policy Loan Interest Spread identified in the above table is the Policy Loan Interest Spread in effect as of the date of this Prospectus. The Company, in its discretion, may vary the Policy Loan Interest Spread from time to time. The current Policy Loan Interest Spread may not be the Policy Loan Interest Spread at the time you request a Policy Loan.

(12) While a Policy Loan is outstanding, loan interest is payable in advance on each Policy Anniversary or, if earlier, on the date of Policy lapse, surrender, termination or the Insured’s death. For Policies that have been in force ten years, we may allow a loan spread of 0% on a loan in an amount equal to or less than the gain under the Policy.

(13) The charge for the Spouse Insurance Rider varies based on the Spouse’s Attained Age, sex, underwriting class and Specified Amount. The charge for the Disability Waiver of Monthly Deduction Rider varies based on the Insured’s Attained Age and waiver class. The charge for the Guaranteed Insurance Option Rider varies based on the Insured’s Issue Age. The charges shown in the table may not be typical of the charges you will pay. More detailed information regarding these rider charges is available upon request from our Variable Product Service Center.

(14) The cost of insurance charge on the Disability Waiver of Monthly Deduction Rider is based in part on the charges for all additional benefit riders attached to the Policy.

(15) The minimum Disability Waiver of Monthly Deduction Rider charge assumes that the Insured has the following characteristics: Attained Ages 0-21.

(16) The maximum charge for the Disability Waiver of Monthly Deduction Rider assumes the Insured has the following characteristics: Attained Age 59 and a standard waiver class. The maximum charge for the Disability Waiver of Monthly Deduction Rider with an Insured in a substandard waiver class is 38.5% of all other monthly charges. This figure assumes the Insured has the following characteristics: Attained Age 59 and a substandard waiver class.

(17) The minimum Guaranteed Insurance Option Rider charge assumes that the Insured has the following characteristics: Issue Ages 0-2.

(18) The maximum Guaranteed Insurance Option Rider charge assumes that the Insured has the following characteristics: Issue Ages 41-42.

(19) The minimum guaranteed Spouse Insurance Rider charge assumes that the Insured has the following characteristics: Female, Attained Age 15, Non-Tobacco. The minimum current Spouse Insurance Rider charge assumes that the Insured has the following characteristics: Female, Attained Age 15, Preferred Plus Non-Tobacco, $1,000,000 or greater Specified Amount.

(20) The maximum guaranteed Spouse Insurance Rider charge assumes that the Insured has the following characteristics: Male or Female, Attained Age 99. The maximum current Spouse Insurance Rider assumes that the Insured is in a standard underwriting class has the following characteristics: Male, Attained Age 99, Standard Tobacco, Specified Amount less than $100,000. The maximum guaranteed and current Spouse Insurance Rider charge for substandard risks is $83.33333 per $1,000 of rider coverage amount, which, depending on the specific substandard ratings, could vary based on Attained Age, sex, underwriting class and Specified Amount.

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The next table shows the minimum and maximum fees and expenses (both before and after contractual fee waivers and expense reimbursements) charged by any of the Investment Options for the fiscal year ended December 31, 2009. More detail concerning each Investment Option’s fees and expenses is contained in the prospectus for each Investment Option.

Annual Investment Option Operating Expenses(21)
(expenses that are deducted from Investment Option assets)(22)

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-l) fees and other expenses)	—%	—%

Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement(23)	—%	—%

(21) For certain Investment Options, certain expenses were reimbursed or fees waived during 2009. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee waiver arrangements, annual Investment Option operating expenses would have been:

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-l) fees and other expenses)	—%	—%

(22) Some Investment Options may impose a redemption fee of up to 2% of the amount withdrawn to deter frequent trading activity.

(23) The “Total Annual Investment Options Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Policyowners and will continue past the current year. Six Investment Options currently have contractual reimbursement or fee waiver arrangements in place.

COUNTRY INVESTORS LIFE ASSURANCE COMPANY AND THE VARIABLE ACCOUNT

COUNTRY Investors Life Assurance Company

The Company was incorporated on October 13, 1981 as a stock life insurance company in the state of Illinois and is principally engaged in the offering of life insurance policies and annuity contracts. We are admitted to do business in 43 states: Alabama, Alaska, Arizona, Arkansas, Colorado, Connecticut, Delaware, Florida, Georgia, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Massachusetts, Michigan, Minnesota, Mississippi, Missouri, Montana, Nebraska, Nevada, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Oregon, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Texas, Virginia, Washington, West Virginia, Wisconsin and Wyoming.

IMSA

The Company is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold

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life insurance and annuities. As a member of IMSA, the Company may use the IMSA logo and language in advertisements.

The Variable Account

We established the Variable Account as a separate account on April 17, 2002. The Variable Account receives and invests the Net Premiums under the Policy, and may receive and invest net premiums for any other variable life insurance policies we issue. Income, gains and losses, whether or not realized, from assets allocated to the Variable Account will be credited to or charged against the Variable Account, without regard to our other income, gains or losses.

The Variable Account’s assets are our property, and they are available to cover our general liabilities only to the extent that the Variable Account’s assets exceed its liabilities arising under the Policies and any other policies it supports. The portion of the Variable Account’s assets attributable to the Policies generally are not chargeable with liabilities arising out of any other business that we may conduct. We may transfer to the General Account any Variable Account assets which are in excess of such reserves and other Policy liabilities. We are obligated to pay any amounts due under the Policy.

Under some specified circumstances, we will allocate initial Net Premiums and Accumulated Value under the Policy to the Declared Interest Option, which is part of our General Account (See “THE POLICY-Premiums-Allocating Net Premiums,” “THE POLICY-Policy Lapse and Reinstatement” and “POLICY BENEFITS-Loan Benefits-Allocation of Policy Loan.”) Assets held in our General Account are subject to our general liabilities from business operations.

The Variable Account currently has 33 Subaccounts but may, in the future, include additional subaccounts. Each Subaccount invests exclusively in shares of a single corresponding Investment Option. Income and realized and unrealized gains or losses from the assets of each Subaccount are credited to or charged against that Subaccount without regard to income, gains or losses from any other Subaccount. We registered the Variable Account as a unit investment trust under the Investment Company Act of 1940. The Variable Account meets the definition of a separate account under the federal securities laws. Registration with the Securities and Exchange Commission (the “SEC” or the “Commission”) does not mean that the Commission supervises the management or investment practices or policies of the Variable Account or the Company. The Variable Account is also subject to the laws of the State of Illinois which regulate the operations of insurance companies domiciled in Illinois.

Investment Options

The Variable Account invests in shares of the Investment Options described below. Each of these Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option is part of a mutual fund that is registered with the SEC as an open-end management investment company. This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC. Each Investment Option has its own investment objectives and separately determines the income and losses for that Investment Option. You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may be directed to a maximum of 16 Investment Options, including the Declared Interest Option.

The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be

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comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

The paragraphs below summarize each Investment Option’s investment objectives and policies. There is no assurance that any Investment Option will achieve its stated objectives. In addition, no single Investment Option, by itself, constitutes a balanced investment plan. Please refer to the prospectus for each Investment Option for more detailed information, including a description of risks, for each Investment Option. The Investment Option prospectuses accompany this Prospectus. You should read them carefully and retain them for future reference.

American Century Investments. American Century Investment Management, Inc. is the investment adviser to the Funds.

Portfolio	Investment Objective(s) and Principal Investments
VP Ultra® Fund
•  This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of large companies with earnings and revenue that are not only growing, but growing at a successively faster, or accelerating pace.

VP Vistasm Fund	• This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of medium-sized and smaller companies which will increase in value over time.

Calvert Asset Management Company (formerly, Summit Pinnacle Series). Calvert Asset Management Company serves as the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Summit Russell 2000® Small Cap Index Portfolio
•  This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. The Portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to small cap stocks as represented in the Russell 2000 Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

Summit S&P MidCap 400® Index Portfolio
•  This Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index. The portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to midcap stocks as represented in the S&P MidCap 400 Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

COUNTRY Mutual Funds Trust. COUNTRY Fund Management, a department of COUNTRY Trust Bank, is the investment adviser to the Funds.

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Portfolio	Investment Objective(s) and Principal Investments
COUNTRY VP Bond Fund
•  This Fund seeks maximum total return consistent with preservation of capital. To pursue its goal, the Fund invests in a portfolio of bonds and other debt obligations and maintains a market value weighted average maturity of more than five years.

COUNTRY VP Growth Fund
•  This Fund seeks growth of capital. Dividend income, if any, will be incidental to this goal. The Fund invests primarily in common stocks and other equity securities of well-established, large-capitalization companies (which generally have $5 billion of market value or more), that are determined to have above-average long-term growth potential.

Dreyfus. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Variable Investment Fund. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio and Newton Capital Management Limited serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: International Equity Portfolio.

Portfolio	Investment Objective(s) and Principal Investments
Dreyfus Variable Investment Fund: Appreciation Portfolio—Initial Share Class
•  This Portfolio seeks long-term capital growth consistent with preservation of capital. Its secondary goal is current income. To pursue these goals, the Portfolio normally invests at least 80% of its assets in common stocks. The Portfolio focuses on “blue chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.

Dreyfus Variable Investment Fund: Developing Leaders Portfolio—Initial Share Class
•  This Portfolio seeks capital growth. To pursue this goal, the Portfolio normally invests at least 80% of its assets in the stocks of companies the adviser believes to be developing leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the Portfolio primarily invests in small companies with market capitalizations of less than $2 billion at the time of purchase.

Dreyfus Variable Investment Fund: Growth and Income Portfolio—Initial Share Class
•  This Portfolio seeks to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. To pursue this goal, the Portfolio invests primarily in stocks of domestic and foreign issuers.

Dreyfus Variable Investment Fund: International Equity Portfolio—Initial Share Class
•  This Portfolio seeks capital growth. To pursue this goal, the Portfolio invests primarily in growth stocks of foreign companies. Normally, the Portfolio invests at least 80% of its assets in stocks, including common stocks and convertible securities, including those issued in initial public offerings.

EquiTrust Variable Insurance Series Fund. EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.

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Portfolio	Investment Objective(s) and Principal Investments
Blue Chip Portfolio	• This Portfolio seeks growth of capital and income. The
Portfolio pursues this objective by investing at least 80% of its net assets in equity securities of well-capitalized, established companies.

High Grade Bond Portfolio
•  This Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities. The Portfolio will pursue this objective by investing at least 80% of its net assets in debt securities rated AAA, AA or A by Standard & Poor’s or Aaa, Aa or A by Moody’s Investors Service, Inc. and in securities issued or guaranteed by the United States government or its agencies or instrumentalities.

Managed Portfolio
•  This Portfolio seeks the highest level of total return through income and capital appreciation. The Portfolio pursues this objective through a fully managed investment policy consisting of investment in the following three market sectors: (i) common stocks and other equity securities; (ii) high grade debt securities and preferred stocks of the type in which the High Grade Bond Portfolio may invest; and (iii) money market instruments of the type in which the Money Market Portfolio may invest.

Money Market Portfolio
•  This Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio will pursue this objective by investing in high quality short-term money market instruments. An investment in the Money Market Subaccount is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Strategic Yield Portfolio
•  This Portfolio seeks as a primary objective, as high a level of current income as is consistent with investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio pursues these objectives by investing primarily in debt and income-bearing securities rated Baa or lower by Moody’s Investors Service, Inc. and/or BBB or lower by Standard & Poor’s, or in unrated securities of comparable quality (i.e., junk bonds). An investment in this Portfolio may entail greater than ordinary financial risk. (See the Fund prospectus “HIGHER RISK SECURITIES AND INVESTMENT STRATEGIES—Lower-Rated Debt Securities.”)

Fidelity Variable Insurance Products Funds. Fidelity Management & Research Company serves as the investment adviser to these Portfolios.

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Portfolio	Investment Objective(s) and Principal Investments
Fidelity VIP Contrafund® Portfolio—Initial Class
•  This Portfolio seeks long-term capital appreciation. The Portfolio normally invests primarily in common stocks. The Portfolio invests in securities of companies whose value the adviser believes is not fully recognized by the public.

Fidelity VIP Growth Portfolio—Initial Class
•  This Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks. The Portfolio invests in securities of companies the adviser believes have above-average growth potential.

Fidelity VIP Growth & Income Portfolio—Initial Class
•  This Portfolio seeks high total return through a combination of current income and capital appreciation. The Portfolio normally invests the majority of its assets in domestic and foreign common stocks, with a focus on those that pay current dividends and show potential for capital appreciation. However, the Portfolio may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.

Fidelity VIP Index 500 Portfolio—Initial Class
•  This Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 Index. To achieve this objective, the Portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500 Index.

Fidelity VIP Mid Cap Portfolio—Service Class 2
•  This Portfolio seeks long-term growth of capital. The Portfolio normally invests at least 80% of assets in securities of companies with medium market capitalizations. The investment adviser invests primarily in either “growth” stocks or “value” stocks or both.

Fidelity VIP Overseas Portfolio—Initial Class	• This Portfolio seeks long-term growth of capital. Normally, at least 80% of the Portfolio’s total assets will be invested in common stocks of non-U.S. equity securities.

Franklin Templeton. Franklin Advisers, Inc. serves as the investment adviser to the Franklin Small-Mid Cap Growth Securities and U.S. Government Funds; Franklin Advisory Services, LLC serves as the investment adviser to the Franklin Small Cap Value Securities Fund; Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund; Franklin Templeton Institutional, LLC serves as the investment adviser to the Franklin Global Real Estate Securities Fund; and Templeton Global Advisors Limited serves as the investment adviser to the Templeton Growth Securities Fund.

Portfolio	Investment Objective(s) and Principal Investments
Franklin Global Real Estate Securities Fund
•  This Fund seeks high total return. The Fund normally invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector and normally invests predominantly in equity securities.

Franklin Small Cap Value Securities Fund—Class 2
•  This Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities.

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Portfolio	Investment Objective(s) and Principal Investments
Franklin Small-Mid Cap Growth Securities Fund—Class 2
•  This Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies and normally invests predominantly in equity securities.

Franklin U.S. Government Fund—Class 2	• This Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities, and normally invests primarily in fixed and variable rate mortgage-backed securities.

Mutual Shares Securities Fund—Class 2
•  This Fund seeks capital appreciation with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities of companies the manager believes are undervalued. The Fund also invests, to a lesser extent, risk arbitrage securities and distressed companies.

Templeton Growth Securities Fund—Class 2	• This Fund seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

JPMorgan Insurance Trust (formerly, JPMorgan Series Trust II). JPMorgan Investment Management Inc. serves as the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
JPMorgan Mid Cap Value Portfolio
•  This Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing in equity securities. The Portfolio normally invests primarily in equity securities of mid-cap companies with market capitalizations similar to those within the universe of the Russell Midcap Value Index.

JPMorgan Small Cap Core Portfolio (formerly, JPMorgan Small Company Portfolio)
•  This Portfolio seeks capital growth over the long term. The Portfolio normally invests primarily in equity securities of small-cap companies with market capitalizations similar to those within the universe of the Russell 2000 Index.

T. Rowe Price Equity Series, Inc. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Equity Income Portfolio
•  This Portfolio seeks to provide substantial dividend income and long-term capital appreciation by investing primarily in dividend-paying common stocks of established companies considered by the adviser to have favorable prospects for both increasing dividends and capital appreciation.

New America Growth Portfolio
•  This Portfolio seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors the investment adviser believes will be the fastest growing in the U.S. Fast-growing companies can be found across an array of industries in today’s “new America”.

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Portfolio	Investment Objective(s) and Principal Investments
Personal Strategy Balanced Portfolio
•  This Portfolio seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. The Portfolio pursues its objective by investing in a diversified portfolio typically consisting of approximately 60% stocks, 30% bonds and 10% money market securities.

T. Rowe Price International Series, Inc. T. Rowe Price International, Inc. is the investment adviser to the Portfolio.

Portfolio	Investment Objective(s)
International Stock Portfolio	• This Portfolio seeks to provide capital appreciation through investments primarily in common stocks of established companies based outside the United States.

We select the Investment Options offered through this Policy based on several criteria, including asset class coverage, the strength of the investment adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Option’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Investment Options periodically and may remove an Investment Option or limit its availability to new premiums and/or transfers of Accumulated Value if we determine that the Investment Option no longer meets one or more of the selection criteria, and/or if the Investment Option has not attracted significant allocations from Policyowners.

We do not provide any investment advice and do not recommend or endorse any particular Investment Option. You bear the risk of any decline in the Accumulated Value of your Policy resulting from the performance of the Investment Option you have chosen.

We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.05% to 0.25% of the annual average assets we hold in the Investment Options. In addition, COUNTRY Capital Management Company, the principal underwriter of the Policies, receives 12b-l fees deducted from certain portfolio assets attributable to the Policy for providing distribution and shareholder support services to some Investment Options. The 12b-l fees are deducted from the assets of the Investment Option and decrease the Investment Option’s investment return. COUNTRY and its affiliates may profit from these payments.

Addition, Deletion or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares of the Investment Options that the Variable Account holds or that the Variable Account may purchase. If the shares of an Investment Option are no longer available for investment or if, in our judgment, further investment in any Investment Option should become inappropriate in view of the purposes of the Variable Account, we reserve the right to dispose of the shares of any Investment Option and to substitute shares of another Investment Option. We may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to a Policyowner’s Accumulated Value in the Variable Account without notice to and prior approval of the Securities and Exchange Commission, to the extent required by the Investment Company Act of 1940 or other applicable law. In the event of

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any such substitution or change, we may, by appropriate endorsement, make such changes in these and other policies as may be necessary or appropriate to reflect such substitution or change. Nothing contained in this Prospectus shall prevent the Variable Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Policyowners.

We also reserve the right to establish additional subaccounts of the Variable Account, each of which would invest in shares of a new Investment Option, with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant, and we may make any new subaccounts available to existing Policyowners on a basis we determine. Subject to obtaining any approvals or consents required by applicable law, we may transfer the assets of one or more Subaccounts to any other Subaccount(s), or one or more Subaccounts may be eliminated or combined with any other Subaccount(s) if, in our sole discretion, marketing, tax or investment conditions warrant.

If we deem it to be in the best interests of persons having voting rights under the Policies, we may

•	operate the Variable Account as a management company under the Investment Company Act of 1940,

•	deregister the Variable Account under that Act in the event such registration is no longer required, or,

•	subject to obtaining any approvals or consents required by applicable law, combine the Variable Account with other Company separate accounts.

To the extent permitted by applicable law, we may also transfer the Variable Account’s assets associated with the Policies to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting rights of Policyowners or other persons who have voting rights as to the Variable Account. (See “ADDITIONAL INFORMATION—Voting Rights.”)

THE POLICY

Purchasing the Policy

In order to issue a Policy, we must receive a completed application, including payment of the initial premium, at our Variable Product Service Center. We ordinarily will issue a Policy only for Insureds who are 0 to 80 years of age at their last birthday and who supply satisfactory evidence of insurability to the Company. Acceptance is subject to our underwriting rules and we may, in our sole discretion, reject any application or premium for any lawful reason. The minimum Specified Amount for which we will issue a Policy is normally $50,000, although we may, in our discretion, issue Policies with Specified Amounts of less than $50,000.

The effective date of insurance coverage under the Policy will be the latest of:

•	the Policy Date,

•	the date the Insured signs the last of any amendments to the initial application required by our underwriting rules, or

•	the date when we receive the full initial premium at our Variable Product Service Center.

The Policy Date is the date the Company approves the Policy for issuance.

The Policy Date may also be any other date mutually agreed to by you and the Company. However, if the Policy Date is the 29th, 30th or 31st of any month, the Policy Date will be the 28th of such month. We use the Policy Date to determine Policy Years, Policy Months and Policy Anniversaries.

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The Policy Date may, but will not always, coincide with the effective date of insurance coverage under the Policy.

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Variable Product Service Center on a timely basis.

Premiums

Subject to certain limitations, you have flexibility in determining the frequency and amount of premiums.

Premium Flexibility. We do not require you to pay premiums in accordance with a rigid and inflexible premium schedule. We may require you to pay an initial premium that, when reduced by the premium expense charge, will be sufficient to pay the monthly deduction for the first Policy Month. Thereafter, subject to the minimum and maximum premium limitations described below, you may also make unscheduled premium payments at any time. You should forward all premium payments to our Variable Product Service Center.

If mandated under applicable law, the Company may be required to reject a premium payment. We may also be required to provide additional information about you and your account to government regulators.

Planned Periodic Premiums. You determine a planned periodic premium schedule that provides for the payment of a level premium over a specified period of time on a quarterly, semi-annual or annual basis. We may, at our discretion, permit you to make planned periodic premium payments on a monthly basis. We ordinarily will send you periodic reminder notices for each planned periodic premium. Depending on the duration of the planned periodic premium schedule, the timing of planned payments could affect the tax status of your Policy. (See “FEDERAL TAX MATTERS.”)

You are not required to pay premiums in accordance with the planned periodic premium schedule. Furthermore, you have considerable flexibility to alter the amount, frequency and the time period over which you pay planned periodic premiums; however, we must consent to any planned periodic payment less than $50. Changes in the planned premium schedule may have federal income tax consequences. (See “FEDERAL TAX MATTERS.”)

Paying a planned periodic premium will not guarantee that your Policy remains in force. Thus, even if you do pay planned periodic premiums, the Policy will nevertheless lapse if Net Cash Surrender Value is insufficient on a Monthly Deduction Day to cover the monthly deduction (see “CHARGES AND DEDUCTIONS—Monthly Deduction”) and a Grace Period expires without a sufficient payment (see “THE POLICY—Policy Lapse and Reinstatement—Lapse”).

Unscheduled Premiums. Each unscheduled premium payment must be at least $50; however, we may, in our discretion, waive this minimum requirement. We reserve the right to limit the number and amount of unscheduled premium payments. An unscheduled premium payment may have federal income tax consequences. (See “FEDERAL TAX MATTERS.”)

Premium Limitations. In no event may the total of all premiums paid, both planned periodic and unscheduled, exceed the applicable maximum premium limitation imposed by federal tax laws.

Because the maximum premium limitation is in part dependent upon the Specified Amount for each Policy, changes in the Specified Amount may affect this limitation. If at any time you pay a premium that would result in total premiums exceeding the applicable maximum premium limitation, we will accept only that portion of the premium which will make total premiums equal

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the maximum. We will return any part of the premium in excess of that amount and we will not accept further premiums until allowed by the applicable maximum premium limitation.

Payment of Premiums. We will treat any payments you make first as payment of any outstanding Policy Debt unless you indicate that the payment should be treated otherwise. Where you make no indication, we will treat any portion of a payment that exceeds the amount of any outstanding Policy Debt as a premium payment.

Net Premiums. The Net Premium is the amount available for investment. The Net Premium equals the premium paid less the premium expense charge. (See “CHARGES AND DEDUCTIONS— Premium Expense Charge.”)

Allocating Net Premiums. In your application for a Policy, you can allocate Net Premiums or portions thereof to the Subaccounts, to the Declared Interest Option, or both. We will allocate Net Premiums to the Declared Interest Option if we receive them either:

(1)	before the date we obtain a signed notice, at our Variable Product Service Center, from you that you have received the Policy, or

(2)	before the end of 25 days after the Delivery Date.

Upon the earlier of (1) or (2) above, we will automatically allocate the Accumulated Value in the Declared Interest Option, without charge, among the Subaccounts and Declared Interest Option in accordance with your allocation instructions.

We allocate Net Premiums received on or after (1) or (2) above in accordance with your instructions, to the Variable Account, the Declared Interest Option, or both. You do not waive your cancellation privilege by sending us the signed notice of receipt of the Policy (see “THE POLICY—Examination of Policy (Cancellation Privilege)”).

The following additional rules apply to Net Premium allocations:

•	You must allocate at least 1% of each premium to any Subaccount of the Variable Account or to the Declared Interest Option.

•	Your allocation percentages must be in whole numbers (we do not permit fractional percentages) and total 100%.

•	Each Net Premium may be directed to a maximum of sixteen Investment Options available under the Policy, including the Declared Interest Option. If your allocation instruction in connection with a premium payment would result in your Accumulated Value being invested in more than sixteen Investment Options, we will treat your request as not in good order and request alternate allocation instructions from you. If we do not receive alternate allocation instructions from you within five business days of receipt of the subject premium payment, we will return the premium payment to you.

•	You may change the allocation percentages for future Net Premiums without charge, at any time while the Policy is in force, by providing us with a Written Notice signed by you on a form we accept. The change will take effect on the date we receive the Written Notice at the Variable Product Service Center and will have no effect on prior Accumulated Values.

Examination of Policy (Cancellation Privilege)

You may cancel the Policy by delivering or mailing Written Notice or sending a facsimile to us at the Variable Product Service Center, and returning the Policy to us at the Variable Product Service Center or your registered representative before midnight of the 30th day you receive the Policy. Notice given by mail and return of the Policy by mail are effective on being postmarked, properly addressed and postage prepaid.

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We will refund, within seven days after receipt of satisfactory notice of cancellation and the returned Policy at our Variable Product Service Center, an amount equal to the greater of premiums paid, or the sum of:

•	the Accumulated Value on the Business Day on or next following the date we receive the Policy at our Variable Product Service Center, plus

•	any premium expense charges we deducted, plus

•	monthly deductions made on the Policy Date and any Monthly Deduction Day, plus

•	amounts approximating the daily charges against the Variable Account.

Policy Lapse and Reinstatement

Lapse. Your Policy may lapse (terminate without value) if Net Cash Surrender Value is insufficient on a Monthly Deduction Day to cover the monthly deduction (see “CHARGES AND DEDUCTIONS—Monthly Deduction”) AND a Grace Period expires without a sufficient payment. Insurance coverage will continue during the Grace Period, but we will deem the Policy to have no Accumulated Value for purposes of Policy Loans, partial withdrawals and surrenders during such Grace Period. The death proceeds payable during the Grace Period will equal the amount of the death proceeds payable immediately prior to the commencement of the Grace Period, reduced by any due and unpaid monthly deductions.

A Grace Period of 61 days will commence on the date we send you a notice of any insufficiency, at which time the Accumulated Value in each Subaccount will be automatically transferred without charge to the Declared Interest Option.

To avoid lapse and termination of the Policy without value, we must receive from you during the Grace Period a premium payment that, when reduced by the premium expense charge (see “CHARGES AND DEDUCTIONS—Premium Expense Charge”), will be at least equal to three times the monthly deduction due on the Monthly Deduction Day immediately preceding the Grace Period (see “CHARGES AND DEDUCTIONS—Monthly Deduction”). If your Policy enters a Grace Period, the amount transferred to the Declared Interest Option will remain there unless and until you provide us with transfer instructions.

In no event will your Policy terminate due to insufficient Net Cash Surrender Value during the first five policy years if you paid the minimum premium required for the Policy during that period. If the Policy terminates during the first five Policy years and is later reinstated, neither the five year guarantee period nor any portion of the five-year guarantee period will be reinstated.

Reinstatement. You may reinstate a lapsed Policy at any time within five years of the date on which the Policy terminated if the Attained Age of the Insured is 100 or less at the time of reinstatement. You must submit the following items to us at our Variable Product Service Center:

•	A written application for reinstatement signed by the Policyowner and the Insured;

•	Evidence of insurability we deem satisfactory; and

•	A premium that, after the deduction of the premium expense charge, is at least sufficient to keep the Policy in force for three months.

State law may limit the premium to be paid on reinstatement to an amount less than that described. We will not reinstate a Policy surrendered for its Net Cash Surrender Value. The lapse of a Policy with loans outstanding may have adverse tax consequences (see “FEDERAL TAX MATTERS”).

The effective date of the reinstated Policy will be the Monthly Deduction Day coinciding with or next following the date we approve the application for reinstatement. Upon reinstatement of your Policy, the amount transferred to the Declared Interest Option during the Grace Period will remain there unless and until you provide us with transfer instructions.

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POLICY BENEFITS

While a Policy is in force, it provides for certain benefits. Subject to certain limitations, you may at any time obtain all or a portion of the Cash Surrender Value by surrendering or taking a partial withdrawal from the Policy. (See “POLICY BENEFITS—Accumulated Value Benefits—Surrender and Withdrawal Privileges.”) In addition, you have certain policy loan privileges under the Policies. (See “POLICY BENEFITS—Loan Benefits—Policy Loans.”) The Policy also provides for the payment of death proceeds upon the death of the Insured under one of two death benefit options selected by you (see “POLICY BENEFITS—Death Proceeds—Death Benefit Options”).

Accumulated Value Benefits

Surrender and Withdrawal Privileges. At any time while the Policy is in force, you may surrender the Policy by sending a Written Notice to the Company at our Variable Product Service Center. If we receive your Written Notice to surrender or make a partial withdrawal from your Policy prior to 3:00 p.m. central time on a Business Day, we will process your request at the Unit Values calculated as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender or make a partial withdrawal from your Policy at or after 3:00 p.m. central time on a Business Day, we will process your request at the Unit Values calculated as of 3:00 p.m. central time on the following Business Day.

A Surrender Charge will apply to any surrender during the first ten Policy Years. After the first Policy Year, you may make a partial withdrawal. A Partial Withdrawal Fee equal to the lesser of $25 or 2% of the Accumulated Value withdrawn will be payable upon each partial withdrawal. (See “CHARGES AND DEDUCTIONS—Surrender Charge, and—Partial Withdrawal Fee”). We ordinarily mail surrender and withdrawal proceeds to the Policyowner within seven days after we receive a signed request at our Variable Product Service Center, although we may postpone payments under certain circumstances. (See “ADDITIONAL INFORMATION—Postponement of Payments.”)

Facsimile Requests. You may request a partial withdrawal from or surrender of your Policy via facsimile.

•	Facsimile requests must be directed to 1-515-226-6870 at our Variable Product Service Center. We are not liable for the timely processing of any misrouted facsimile request.

•	A request must identify your name and Policy number. We may require your address or social security number be provided for verification purposes.

•	We will compare your signature to your original Policy application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization to be provided. You should be able to obtain a signature guarantee from a bank, broker, credit union (if authorized under state law) or a savings association. A notary public cannot provide a signature guarantee.

•	Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at our Variable Product Service Center. We treat facsimile requests as having been received based upon the time noted at the beginning of the transmission.

•	A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.

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•	We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage, or expense from complying with facsimile requests we reasonably believe to be authentic.

CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a written request to our Variable Product Service Center. We are not liable for any processing delays related to a failure of the telephone system.

•	We reserve the right to deny any transaction request made by facsimile.

We may terminate this privilege at any time.

Surrenders. The amount payable upon surrender of the Policy is the Cash Surrender Value less any Policy Debt as of the Monthly Deduction Day on or following receipt of your request. We may pay that amount in a lump sum or under one of the payment options specified in the Policy, as requested by the Policyowner. (See “ADDITIONAL POLICY PROVISIONS—Payment Options” in the Statement of Additional Information.) If you surrender the entire Policy, all insurance in force will terminate and you cannot reinstate the Policy. See “FEDERAL TAX MATTERS” for a discussion of the tax consequences associated with surrenders. The Surrender Charge will be deducted from the amount surrendered during the first ten Policy Years.

Partial Withdrawals. After the first Policy Year, while your Policy is in force, you may obtain a portion of the Policy’s Cash Surrender Value as a partial withdrawal from the Policy. A partial withdrawal cannot exceed an amount equal to (a) minus (b) where:

(a) is the Cash Surrender Value; and

(b) is the sum of:

(1)	an amount sufficient to keep the Policy in force to the third Monthly Deduction Day following the date of the partial withdrawal; plus

(2) any Policy Loans; plus

(3) the Partial Withdrawal Fee.

We deduct the Partial Withdrawal Fee from the amount of the partial withdrawal. You may request that we pay the proceeds of a partial surrender in a lump sum or under one of the payment options specified in the Policy. (See “ADDITIONAL POLICY PROVISIONS—Payment Options” in the Statement of Additional Information.)

We will allocate a partial withdrawal (together with the Partial Withdrawal Fee) among the Subaccounts and the Declared Interest Option in accordance with your written instructions. If we do not receive any such instructions with the request for partial withdrawal, we will allocate the partial withdrawal among the Subaccounts and the Declared Interest Option in the same proportion that the Accumulated Value in each of the Subaccounts and the Accumulated Value in the Declared Interest Option, reduced by any outstanding Policy Debt, bears to the total Accumulated Value, reduced by any outstanding Policy Debt, on the date we receive the request at our Variable Product Service Center. Partial withdrawals will affect both the Policy’s Accumulated Value and the death proceeds payable under the Policy. (See “POLICY BENEFITS—Death Proceeds.”)

•	The Policy’s Accumulated Value will be reduced by the amount of the partial withdrawal.

•	If the death benefit payable under either death benefit option both before and after the partial withdrawal is equal to the Accumulated Value multiplied by the specified amount factor set forth in the Policy, a partial withdrawal will result in a reduction in death proceeds equal to the amount of the partial withdrawal, multiplied by the specified amount factor then in effect.

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•	If the death benefit is not so affected by the specified amount factor, the reduction in death proceeds will be equal to the partial withdrawal.

If Option A is in effect at the time of the withdrawal, there will be no effect on Specified Amount. If Option B is in effect at the time of withdrawal, the partial withdrawal will reduce the Policy’s Specified Amount by the amount of Accumulated Value withdrawn. (See “POLICY BENEFITS—Death Proceeds—Death Benefit Options.”) The Specified Amount remaining in force after a partial withdrawal may not be less than the minimum Specified Amount for the Policy in effect on the date of the partial withdrawal, as published by the Company. As a result, we will not process any partial withdrawal that would reduce the Specified Amount below this minimum.

If increases in the Specified Amount previously have occurred, a partial withdrawal will first reduce the Specified Amount of the most recent increase, then the next most recent increases successively, then the coverage under the original application. Thus, a partial withdrawal may either increase or decrease the amount of the cost of insurance charge, depending upon the particular circumstances. (See “CHARGES AND DEDUCTIONS—Monthly Deduction— Cost of Insurance.”) For a discussion of the tax consequences associated with partial withdrawals, see “FEDERAL TAX MATTERS.”

Net Accumulated Value. Net Accumulated Value equals the Policy’s Accumulated Value reduced by any outstanding Policy Debt and increased by any unearned loan interest.

On the Business Day coinciding with or immediately following the earlier of the date we receive notice at our Variable Product Service Center that you have received the Policy, or 25 days after the Delivery Date, we will automatically transfer the Accumulated Value (all of which is in the Declared Interest Option) among the Subaccounts and the Declared Interest Option in accordance with your percentage allocation instructions. At the end of each Valuation Period thereafter, the Accumulated Value in a Subaccount will equal:

•	The total Subaccount units represented by the Accumulated Value at the end of the preceding Valuation Period, multiplied by the Subaccount’s unit value for the current Valuation Period; PLUS

•	Any Net Premiums received during the current Valuation Period which are allocated to the Subaccount; PLUS

•	All Accumulated Values transferred to the Subaccount from the Declared Interest Option or from another Subaccount during the current Valuation Period; MINUS

•	All Accumulated Values transferred from the Subaccount to another Subaccount or to the Declared Interest Option during the current Valuation Period, including amounts transferred to the Declared Interest Option to secure Policy Debt; MINUS

•	All partial withdrawals (and any portion of the Partial Withdrawal Fee) from the Subaccount during the current Valuation Period; MINUS

•	The portion of any monthly deduction charged to the Subaccount during the current Valuation Period to cover the Policy Month following the Monthly Deduction Day.

The Policy’s total Accumulated Value in the Variable Account equals the sum of the Policy’s Accumulated Value in each Subaccount.

Unit Value. Each Subaccount has a Unit Value. When you allocate Net Premiums or transfer other amounts into a Subaccount, we purchase a number of units based on the Unit Value of the Subaccount as of the end of the Valuation Period during which the allocation or transfer is made. Likewise, when amounts are transferred out of a Subaccount, units are redeemed on the same basis. On any day, a Policy’s Accumulated Value in a Subaccount is equal to the number of units held in such Subaccount, multiplied by the Unit Value of such Subaccount on that date.

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Transfers

The following features apply to transfers under the Policy:

•	Subject to certain limitations, you may transfer amounts among the Subaccounts an unlimited number of times in a Policy Year; however, you may only make one transfer per Policy Year between the Declared Interest Option and the Variable Account.

•	You may make transfers by written request to our Variable Product Service Center or, if you elected the “Telephone Transfer Authorization” on the supplemental application, by calling the Variable Product Service Center toll-free at the phone number shown on the cover of the Prospectus. We reserve the right to suspend telephone transfer privileges at any time. We will use reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider’s or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Variable Product Service Center.

•	The amount of the transfer must be at least $100; or if less than $100, the total Accumulated Value in the Subaccount or in the Declared Interest Option (reduced, in the case of the Declared Interest Option, by any outstanding Policy Debt). The Company may, at its discretion, waive the $100 minimum requirement.

•	We process transfers at the Unit Values next determined after we receive your request at our Variable Product Service Center. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time on a Business Day, we will process the transfer at the Unit Values calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time on a Business Day, we will process the transfer at the Unit Values calculated as of 3:00 p.m. central time on the following Business Day. We treat telephone requests as having been received based upon the time noted at the beginning of the transmission.

•	The Company waives the transfer fee for the first twelve transfers during a Policy Year.

•	We may assess a transfer charge up to of $25 for the 13th and each subsequent transfer in a Policy Year. (The transfer charge is currently $10.) We will deduct the transfer charge from the amount transferred unless you submit payment for the charge at the time of your request. Once we issue a Policy, we will not increase this charge. (See “CHARGES AND DEDUCTIONS—Transfer Charge.”)

•	For purposes of these limitations and charges, we consider all transfers effected on the same day as a single transfer.

Dollar Cost Averaging. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Net Premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your Net Premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

In order to establish this program, you must elect this option on your initial application or complete and submit the applicable request form at a later date, and have money available in a single “source

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account.” Provided there is no outstanding Policy Debt, we will automatically transfer equal amounts from the source account to your designated “target accounts” each month.

•	Dollar Cost Averaging cannot be utilized in combination with asset rebalancing or the Asset Allocation Program.

•	The minimum amount of each transfer is $100.

•	Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is 16, including the Declared Interest Option.

•	You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

•	We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Variable Product Service Center.

•	Each dollar cost averaging transfer counts against the twelve free transfer limit in a Policy Year. All transfers made on the same date count as one transfer.

•	The one transfer limit between the Declared Interest Option and the Variable Account is waived under this program.

•	There is no charge to participate in this program. We reserve the right to discontinue this program at any time.

Automatic Rebalancing. We offer an asset rebalancing program under which we will automatically transfer amounts to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option quarterly, semi-annually or annually to match your Policy’s then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

•	Under the asset rebalancing program, the maximum number of investment Options which you may select at any one time is sixteen, including the Declared Interest Option.

•	This feature is free and is not considered in the twelve free transfers during a Policy Year.

•	This feature cannot be utilized in combination with the dollar cost averaging program.

Additional Limitations on Transfers. When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, a Policyowner who makes frequent transfers among the Subaccounts available under this Policy causes frequent purchases and redemptions of shares of the Investment Options.

Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option’s portfolio securities and the reflection of that change in the Investment Option’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option’s portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

For the reasons discussed, frequent transfers by a Policyowner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Policyowners and other persons who may have material rights under the

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Policy (e.g., Beneficiaries). We endeavor to protect long-term Policyowners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Policies, and have no arrangements in place to permit any Policyowner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Policy.

If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, limit your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Policyowners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Policies that we believe are related (e.g., two Policies with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging program.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other Policyowners and persons with material rights under a Policy. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Policyowners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose include:

•	discontinuing your telephone transfer privileges;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service;

•	refusing a transfer request;

•	restricting your right to make transfers for a period of time;

•	requiring a minimum period of time between each transfer; and

•	limiting the amount that you may transfer at any one time.

Notwithstanding this, because our policies and procedures are discretionary and may differ among variable annuity contracts and variable insurance policies (“variable contracts”) and separate accounts it is possible that some Policyowners may engage in frequent transfer activity while others may bear the harm associated with such activity. Please note that the limits and restrictions described here are subject to COUNTRY’S ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Policyowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Policy, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Policyowners or intermediaries acting on behalf of Policyowners. Moreover, our ability to discourage and restrict frequent transfer activity may be limited by provisions of the Policy.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Policyowners, other persons with material rights under the Policies, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Policyowners engaging in frequent transfer activity among the Subaccounts under the Policy. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option’s policies and procedures require it to restrict or refuse transactions by the Variable Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

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The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. Such policies and procedures may provide for the imposition of a redemption fee and we may be required to provide the Fund or its designee, promptly upon request, certain information about the trading activity of individual Policyowners, and to restrict or prohibit further purchases or transfers by specific Policyowners identified by the Fund as violating its policies and procedures.

The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Policyowners should be aware that we may not have the contractual obligation or the operational capacity to monitor Policyowners’ transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Policyowners and other persons who have material rights under the Policies should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

Policyowners and other persons with material rights under the Policies also should be aware that the purchase and redemption orders received by the Investment Options generally are “omnibus” orders from intermediaries such as retirement plans or insurance company separate accounts funding variable contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Policyowners of variable contracts. The omnibus nature of these orders may limit the Investment Options’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies’ policies and procedures fail to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the contract owners of all of the insurance companies, including COUNTRY, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Policyowners engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with COUNTRY’S ability to satisfy its contractual obligations to Policyowners.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policyowners.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds and provide transaction information to the Funds in the future.

Asset Allocation Program

The following is a summary of the Asset Allocation Program available under the Policy. A more detailed description of the asset allocation models available within the program may be obtained from your registered representative.

Overview. The Asset Allocation Program is a service we make available to assist you in selecting Investment Options under your Policy. At the time that you purchase your Policy, you may elect to allocate all of your Net Premiums to one of the model portfolios of the Asset Allocation Program. If you elect to participate in the Asset Allocation Program, our affiliate, COUNTRY Trust Bank

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(“CTB”) will serve as the adviser, but solely for the purpose of developing and updating asset allocation models. There is no separate charge for participating in the Asset Allocation Program.

Asset allocation is essentially an investment strategy designed to optimize the selection of investment options for a given level of risk tolerance. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce the effects of market volatility and potentially enhance returns over the long term. An asset class refers to a category of investments with similar characteristics—for example, (1) stocks and other equities, (2) bonds and other fixed income investments, and (3) cash equivalents. There are further divisions within asset classes—for example, divisions according to the size of the issuer (i.e., large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).

Although the asset allocation model portfolios are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model portfolio will not lose money or experience volatility. A model portfolio may fail to perform as intended, or may perform worse than any single Investment Option, asset class, or different combination of Investment Options. In addition, each model portfolio is subject to all of the risks associated with its underlying Investment Options. Moreover, if CTB changes the model portfolios, the flow of money into and out of Investment Options may generate higher brokerage and administrative costs for those Investment Options, and/or such changes may disrupt the management strategy of the portfolio manager for an Investment Option.

Selecting Asset Allocation Model Portfolios. It is your responsibility to select or change your model portfolio and your Investment Options. Your registered representative can provide you with information that may assist you in selecting a model portfolio and Investment Options. If you elect the Asset Allocation Program, you may complete a standardized questionnaire that, among other things, solicits information about your investment time horizon and risk tolerance and your financial goals. Based on your responses to that questionnaire, a particular asset allocation model portfolio may be recommended for your use. Each asset allocation model portfolio is intended for a specific type of investor, from conservative to aggressive. Each model portfolio identifies specific Investment Options and the percentage of Net Premium and Accumulated Value allocated to each Investment Option.

There currently are six (6) asset allocation model portfolios to choose from:

•	Aggressive Growth Model Portfolio

•	Growth Model Portfolio

•	Growth-Income Model Portfolio

•	Balanced Model Portfolio

•	Income Growth Model Portfolio

•	Income Model Portfolio

You may select from among the available asset allocation model portfolios. You are not required to select the model portfolio indicated by the questionnaire. The Investment Option allocations of the model portfolios may be changed from time to time in response to market conditions or other factors. To make it easier for you to remain in your selected model portfolio after a change has been made we have revised our procedures.

•	Under the procedures in place when we issued the Policy, once you selected a model portfolio and the Investment Option allocations, those selections remained unchanged until you elected to revise the Investment Option allocations or selected a new model portfolio.

•	However, beginning on August 2, 2010, if the Investment Option allocations of the model portfolio you have chosen are changed (as described below), you will need to elect to opt out of the model portfolio as modified to maintain your then-current investment allocations. Otherwise, your Accumulated Value and future premiums will be allocated among the Investment Options based on the changes to the model portfolio.

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We will forward to you advance notice of any changes to your model portfolio. You may revise your Investment Option allocations or select a new model portfolio at your discretion.

Although you may use only one model portfolio at a time, you may elect to change to a different model portfolio as your tolerance for risk and/or your financial needs and investment objectives change. Using the questionnaire, and in consultation with your registered representative, you may determine that a different model portfolio better meets your risk tolerance and investment horizons. There is no charge to change to a different model portfolio or to change your allocations to a particular Investment Option.

If you elect to participate in the dollar cost averaging program, you cannot also elect to participate in the Asset Allocation Program. Under the procedures in place when we issued the Policy, at your discretion you could elect to have your Accumulated Value in a model portfolio applied under the automatic asset rebalancing program (“Automatic Rebalancing”). (See “POLICY BENEFITS-Transfers-Automatic Rebalancing.) You could elect Automatic Rebalancing, elect to continue Automatic Rebalancing or change your Automatic Rebalancing election, at any time that you chose a new or a different asset allocation model portfolio or chose an asset allocation model portfolio for the first time.

We have modified those procedures. Specifically, beginning on August 2, 2010, if you have elected the Asset Allocation Program annual Automatic Rebalancing will be mandatory. We will automatically reallocate your Accumulated Value annually to match the allocations among the Investment Options specified by the asset allocation model portfolio you have chosen. As long as you remain in the Asset Allocation Program, Automatic Rebalancing will be performed only once each Policy Year on the first Business Day in August.

Changes to Asset Allocation Model Portfolios. CTB periodically reviews the model portfolios and may find that asset allocations within a particular model portfolio may need to be changed. CTB may determine that the principal investments, investment style, or investment manager of a particular Investment Option have changed so that the Investment Option is no longer appropriate for a model portfolio, or that a different investment portfolio of a Fund has become appropriate for a model portfolio. In addition, from time to time, the Company may change the Investment Options available under the Policy.

If changes are made to a particular model portfolio as a result of CTB’s review, then the Company will notify all Policyowners—those in asset allocation model portfolios and those who are not—of the changes that will occur in that model portfolio. Under the procedures in place when we issued the Policy, Owners who did not wish to change their current situation did not need to take any action. Owners who did wish to revise their respective investment allocations based on the changes to the portfolios or to the Investment Options available under the Policy must have completed, signed and returned/faxed a the applicable service request form to our Variable Product Service Center to change their current situation by (1) opting into the new version of an asset allocation model portfolio, (2) opting into a different asset allocation model portfolio, or (3) opting into an asset allocation model portfolio for the first time. Your future premium allocations would not change unless you affirmatively elected to opt into the changed asset allocation model portfolio or you made a self-directed change.

We have modified those procedures as well. Specifically, beginning on August 2, 2010:

•	Owners who do not wish to change their respective investment allocations from the then current asset allocation model portfolio must complete, sign and return/fax the applicable service request form to our Variable Product Service Center to opt out of the new version of the asset allocation model portfolio.

•	Owners who do wish to opt into a different asset allocation model portfolio or opt into an asset allocation model portfolio for the first time must also complete, sign and return/fax the applicable service request form to our Variable Product Service Center and so specify.

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•	Owners who do wish to revise their respective investment allocations based on the changes to the model portfolios do not need to take any action.

Your future premium allocations will change unless you affirmatively opt out of the changed asset allocation model portfolio.

Transfers among Investment Options resulting from a change in the asset allocation model portfolios or your selection of a different asset allocation model portfolio are not taken into account in determining any transfer charge.

If you make a self-directed change outside the asset allocation model portfolio you selected, we consider your participation in the Asset Allocation Program to have terminated. However, you can elect at any time to again participate in the Asset Allocation Program.

Other Information. We and our affiliates, including CTB, receive greater compensation and/or profits from certain Investment Options than we receive from other Investment Options. Therefore, it is conceivable that CTB may have an incentive to develop asset allocation model portfolios in such a way that larger allocations will be made to Investment Options that are more profitable for CTB. Also, COUNTRY Fund Management, a division of CTB, serves as investment adviser to certain of the Investment Options. As a result, CTB may believe that those portfolios may benefit from additional assets or could be harmed by redemptions. As a fiduciary, however, CTB is legally obligated to disregard these incentives. CTB receives a fixed annual fee for services it performs in developing and updating asset allocation models.

For more information about CTB, and its role as investment adviser for the Asset Allocation Program, please see the CTB disclosure document, which is available to you at no charge. Your registered representative can provide this disclosure document to you, or you can request a copy by writing to COUNTRY Trust Bank, 1705 Towanda Avenue, P.O. Box 2020, Bloomington, Illinois 61702-2020. We may perform certain administrative functions on behalf of CTB; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available under the Policy.

We may terminate or alter this Asset Allocation Program at any time.

Loan Benefits

Policy Loans. So long as the Policy remains in force and has a positive Cash Surrender Value, you may borrow money from the Company at any time using the Policy as the sole security for the Policy Loan. A loan taken from, or secured by, a Policy may have federal income tax consequences. (See “FEDERAL TAX MATTERS.”)

The maximum loan amount you may take is an amount that, when added to any existing Policy Loan, does not exceed the Cash Surrender Value on the date of the Policy Loan less an amount sufficient to keep the Policy in force to the third Monthly Deduction Day following the date of the Policy Loan. The Company’s claim for repayment of Policy Debt has priority over the claims of any assignee or other person.

During any time that there is outstanding Policy Debt, we will treat payments you make first as payment of outstanding Policy Debt, unless you indicate that we should treat the payment otherwise. Where no indication is made, we will treat as a premium payment any portion of a payment that exceeds the amount of any outstanding Policy Debt.

Allocation of Policy Loan. When you take a Policy Loan, we segregate an amount equal to the Policy Loan (including interest) within the Declared Interest Option as security for the Policy Loan. If, immediately prior to the Policy Loan, the Accumulated Value in the Declared Interest Option less Policy Debt outstanding is less than the amount of such Policy Loan, we will transfer the difference from the Subaccounts of the Variable Account, which have Accumulated Value, in the

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same proportions that the Policy’s Accumulated Value in each Subaccount bears to the Policy’s total Accumulated Value in the Variable Account. We will determine Accumulated Values as of the end of the Valuation Period during which we receive the request for the Policy Loan at the Variable Product Service Center.

We normally will mail loan proceeds to you within seven days after receipt of a written request. Postponement of a Policy Loan may take place under certain circumstances. (See “ADDITIONAL INFORMATION—Postponement of Payments.”)

Amounts segregated within the Declared Interest Option as security for Policy Debt will bear interest at an effective annual rate set by the Company. This rate may be different than that used for other amounts within the Declared Interest Option. (See “POLICY BENEFITS—Loan Benefits—Effect on Investment Performance.”)

Loan Interest Charged. The interest rate charged on Policy Loans is not fixed. The maximum annual loan interest rate we charge is guaranteed not to exceed 7.4% per year in advance (an effective annual rate of 8%). We may elect to change the interest rate at any time, of which you will be notified. The new rate will take effect on the Policy Anniversary coinciding with, or next following, the date the rate is changed.

Effect on Investment Performance. Amounts transferred from the Variable Account as security for Policy Debt will no longer participate in the investment performance of the Variable Account. We will credit all amounts held in the Declared Interest Option as security for Policy Debt with interest on each Monthly Deduction Day at an effective annual rate equal to or greater than 4% as determined and declared by the Company. We will not credit additional interest to these amounts. The interest credited will remain in the Declared Interest Option unless and until transferred by the Policyowner to the Variable Account, but will not be segregated within the Declared Interest Option as security for Policy Debt.

For Policies that have been in force ten years, we may allow a loan spread of 0% on a loan in an amount equal to or less than the gain under the Policy.

Even though you may repay Policy Debt in whole or in part at any time while the Policy is still in force, Policy Loans will affect the Accumulated Value of a Policy and may affect the death proceeds payable. The effect could be favorable or unfavorable depending upon whether the investment performance of the Subaccount(s) from which the Accumulated Value was transferred is less than or greater than the interest rates actually credited to the Accumulated Value segregated within the Declared Interest Option as security for Policy Debt while Policy Debt is outstanding. In comparison to a Policy under which no Policy Loan was made, Accumulated Value will be lower where such interest rates credited were less than the investment performance of the Subaccount(s), but will be higher where such interest rates were greater than the performance of the Subaccount(s). In addition, death proceeds will reflect a reduction of the death benefit by any outstanding Policy Debt.

Policy Debt. Policy Debt equals the sum of all unpaid Policy Loans and any due and unpaid policy loan interest. Policy Debt is not included in Net Accumulated Value, which is equal to Accumulated Value less Policy Debt. If Net Cash Surrender Value is insufficient on a Monthly Deduction Day to cover the monthly deduction (see “CHARGES AND DEDUCTIONS—Monthly Deduction”), we will notify you. To avoid lapse and termination of the Policy without value (see “THE POLICY— Policy Lapse and Reinstatement—Lapse”), you must, during the Grace Period, make a premium payment that, when reduced by the premium expense charge (see “CHARGES AND DEDUCTIONS—Premium Expense Charge”), will be at least equal to three times the monthly deduction due on the Monthly Deduction Day immediately preceding the Grace Period (see “CHARGES AND DEDUCTIONS—Monthly Deduction”). Therefore, the greater the Policy Debt under a Policy, the more likely it would be to lapse.

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Repayment of Policy Debt. You may repay Policy Debt in whole or in part any time during the Insured’s life so long as the Policy is in force. We subtract any outstanding Policy Debt from the death benefit payable at the Insured’s death or from Accumulated Value upon complete surrender. Any payments made by a Policyowner will be treated first as the repayment of any outstanding Policy Debt, unless the Policyowner indicates otherwise. Upon partial or full repayment of Policy Debt, we will no longer segregate within the Declared Interest Option the portion of the Accumulated Value securing the repaid portion of the Policy Debt, but that amount will remain in the Declared Interest Option unless and until transferred to the Variable Account by the Policyowner. We will notify you when your Policy Debt is repaid in full.

For a discussion of the tax consequences associated with Policy Loans and lapses, see “FEDERAL TAX MATTERS.”

Death Proceeds

So long as the Policy remains in force, the Policy provides for the payment of death proceeds upon the death of the Insured.

•	You may name one or more primary Beneficiaries or contingent Beneficiaries and we will pay proceeds to the primary Beneficiary or a contingent Beneficiary.

•	If no Beneficiary survives the Insured, we will pay the death proceeds to the Policyowner or his estate. We may pay death proceeds in a lump sum or under a payment option. (See “ADDITIONAL POLICY PROVISIONS—Payment Options” in the Statement of Additional Information.)

To determine the death proceeds, we will reduce the death benefit by any outstanding Policy Debt and increase it by any unearned loan interest and any premiums paid after the date of death. We will ordinarily mail proceeds within seven days after receipt by the Company of Due Proof of Death. We may postpone payment, however, under certain circumstances. (See “ADDITIONAL INFORMATION—Postponement of Payments.”)

Death Benefit Options. Policyowners designate in the initial application one of two death benefit options offered under the Policy. The amount of the death benefit payable under a Policy will depend upon the option in effect at the time of the Insured’s death. We will determine Accumulated Value as of the end of the Business Day coinciding with or immediately following the date of death.

Under Option A, the death benefit will be equal to the greater of:

(1) the sum of the current Specified Amount and the Accumulated Value, or

(2)	the Accumulated Value multiplied by the specified amount factor for the Insured’s Attained Age.

Under Option A, the death proceeds will always vary as the Accumulated Value varies (but will never be less than the Specified Amount). If you prefer to have favorable investment performance and additional premiums reflected in increased death benefits, you generally should select Option A.

Under Option B, the death benefit will be equal to the greater of:

•	the current Specified Amount, or

•	the Accumulated Value multiplied by the specified amount factor for the Insured’s Attained Age.

Under Option B, the death benefit will remain level at the Specified Amount unless the Accumulated Value multiplied by the specified amount factor exceeds the current Specified Amount, in which case the amount of the death benefit will vary as the Accumulated Value varies.

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If you are satisfied with the amount of your insurance coverage under the Policy and prefer to have favorable investment performance and additional premiums reflected in higher Accumulated Value rather than increased death benefits, you generally should select Option B.

Appendix A in the Statement of Additional Information shows examples illustrating Option A and Option B. The specified amount factor is 2.50 for an Insured Attained Age 40 or below on the date of death. For Insureds with an Attained Age over 40 on the date of death, the factor declines with age as shown in the Specified Amount Factor Table in Appendix B.

Whether you choose Option A or Option B, you will always be guaranteed a minimum death benefit that is equal to the Specified Amount. After age 100, the death benefit will be equal to the greater of the Accumulated Value or Specified Amount.

Changing the Death Benefit Option. You may change the death benefit option in effect at any time by sending a written request to us at our Variable Product Service Center. The effective date of such a change will be the Monthly Deduction Day coinciding with or immediately following the date we approve the change. A change in death benefit options may have federal income tax consequences. (See “FEDERAL TAX MATTERS.”)

If you change the death benefit option from Option A to Option B, the death benefit will not change and the current Specified Amount will be increased by the Accumulated Value on the effective date of the change. If you change the death benefit option from Option B to Option A, we will reduce the current Specified Amount by an amount equal to the Accumulated Value on the effective date of the change. You may not make a change in the death benefit option if it would result in a Specified Amount which is less than $50,000 or the minimum Specified Amount in effect at the time, if less then $50,000, or if after the change the Policy would no longer qualify as life insurance under federal tax law.

We impose no charges in connection with a change in death benefit option; however, a change in death benefit option will affect the cost of insurance charges. (See “CHARGES AND DEDUCTIONS—Monthly Deduction—Cost of Insurance.”)

Change in Existing Coverage. After a Policy has been in force for one Policy Year, you may adjust the existing insurance coverage by increasing or decreasing the Specified Amount. To make a change, you must send us a written request at our Variable Product Service Center. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which will affect your cost of insurance charge. (See “CHARGES AND DEDUCTIONS—Monthly Deduction—Cost of Insurance Rate, and—Net Amount at Risk.”) If decreases in the Specified Amount cause the premiums paid to exceed the maximum premium limitations imposed by federal tax law (see “THE POLICY—Premiums—Premium Limitations”), the decrease will be limited to the extent necessary to meet these requirements. A change in existing coverage may have federal income tax consequences. (See “FEDERAL TAX MATTERS.”)

Any decrease in the Specified Amount will become effective on the Monthly Deduction Day coinciding with or immediately following the date we approve the request. The decrease will first reduce the Specified Amount provided by the most recent increase, then the next most recent increases successively, then the Specified Amount under the original application. The Specified Amount following a decrease can never be less than $50,000 or the minimum Specified Amount in effect at the time, if less than $50,000. A Specified Amount decrease will not reduce the Surrender Charge.

To apply for an increase, you must provide us with evidence of insurability we deem satisfactory. Any approved increase will become effective on the effective date shown on the supplemental Policy schedule. An increase will not become effective, however, if the Policy’s Cash Surrender Value on the effective date, less Policy Debt, would not be sufficient to cover the next monthly deduction.

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Accelerated Payments of Death Proceeds

In the event that the Insured becomes terminally ill (as defined below), you may (if residing in a state that has approved such an endorsement), by written request and subject to the conditions stated below, have COUNTRY pay all or a portion of the accelerated death benefit immediately to you. If not attached to the Policy beforehand, we will issue an accelerated death benefit endorsement providing for this right.

For this purpose, an Insured is terminally ill when a physician (as defined by the Endorsement) certifies that he or she has a life expectancy of 24 months or less.

The accelerated death benefit is equal to the Policy’s death benefit as described on page 3, up to a maximum of $250,000 (the $250,000 maximum applies in aggregate to all policies issued by COUNTRY on the Insured), less an amount representing a discount for 12 months at an interest rate declared by us as of the date of the request, a reduction for any outstanding policy loans, premiums due and a processing fee of $250. The interest rate declared by us will not exceed the greater of: (1) the yield on the 90 day Treasury bill as of the date of your request; and (2) the maximum loan interest rate under the Policy. The accelerated death benefit does not include the amount of any benefit payable under a rider that covers the life of someone other than the Insured. Adding this Endorsement to a Policy or requesting an accelerated death benefit under this Endorsement may have tax consequences (see “FEDERAL TAX MATTERS”).

Additional Insurance Benefits

Subject to certain requirements, you may add one or more of the following additional insurance benefits to a Policy by rider:

•	Disability Waiver of Monthly Deduction. This rider provides that, in the event of the Insured’s total disability (as defined in the rider) before the Policy Anniversary on which the Insured is age 60 and continuing for at least 180 days, the Company will waive the monthly deduction until the end of the disability. The rider terminates on the earliest of: (1) the Policy Anniversary on which the Insured is age 60 unless the Insured is totally disabled, then upon recovery from the disability; (2) surrender, lapse or other termination of the Policy; or (3) upon Written Notice to our Variable Product Service Center. If you elect this rider, we will add a monthly cost of insurance charge based on a separate schedule of rates.

•	Spouse Insurance. This rider provides term insurance coverage on the life of the Insured’s spouse. If you elect this rider, we will increase the monthly deduction. The amount of the increase will be based on the cost of insurance rate for the Insured’s spouse multiplied by the amount of term insurance coverage under the rider.

•	Children’s Insurance. This rider provides term insurance coverage on each of the Insured’s eligible children, until the earliest of: (1) cancellation or conversion of the Policy or rider; (2) lapse of the Policy; (3) the insured child reaches age 23 or is otherwise no longer eligible for coverage; or (4) expiration or termination of the Policy. Before expiration of the term insurance on the life of a child and subject to certain conditions, the insured child may elect that the coverage be converted without evidence of insurability to certain other plans of insurance the Company offers. If you elect this rider, we will add a monthly charge.

•	Guaranteed Insurance Option. This rider allows the coverage on the Insured under the Policy to be increased up to seven times without new evidence of insurability. If this rider is added, the monthly deduction will be increased based on a specified dollar rate per every $1,000 of guaranteed insurance benefit. If you elect this rider, we will add a monthly charge.

We will deduct the cost of any additional insurance benefits as part of the monthly deduction. (See “CHARGES AND DEDUCTIONS—Monthly Deductions—Additional Insurance Benefits.”) You

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may obtain detailed information concerning available riders, and their suitability for inclusion in your Policy, from the registered representative selling the Policy.

CHARGES AND DEDUCTIONS

We deduct certain charges in connection with the Policy to compensate us for (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The nature and amount of these charges are described more fully below.

Premium Expense Charge

Before allocating Net Premiums among the Subaccounts and the Declared Interest Option, we reduce premiums paid by a premium expense charge. The premium less the premium expense charge equals the Net Premium.

The premium expense charge is guaranteed not to exceed 6% of each premium payment. It is used to compensate us for expenses incurred in distributing the Policy, including agent sales commissions, the cost of printing prospectuses and sales literature, advertising costs and charges we consider necessary to pay all taxes imposed by states and subdivisions thereof (which currently range from 1% to 3%). Because we include any state premium taxes in the premium expense charge, the amount paid by a Policyowner is generally an average of premium tax amounts charged by the states. As a result, you may pay more premium tax than is required in your state of residence.

Monthly Deduction

We deduct certain charges monthly from the Accumulated Value of each Policy (“monthly deduction”) to compensate us for the cost of insurance coverage and any additional benefits added by rider (see “ADDITIONAL INSURANCE BENEFITS” in the Statement of Additional Information), for underwriting and start-up expenses in connection with issuing a Policy and for certain administrative costs. We deduct the monthly deduction on the Policy Date and on each Monthly Deduction Day. We deduct it from the Declared Interest Option and each Subaccount in the same proportion that the Policy’s Net Accumulated Value in the Declared Interest Option and the Policy’s Accumulated Value in each Subaccount bear to the total Net Accumulated Value of the Policy. For purposes of making deductions from the Declared Interest Option and the Subaccounts, we determine Accumulated Values as of the end of the Business Day coinciding with or immediately following the Monthly Deduction Day. Because portions of the monthly deduction, such as the cost of insurance, can vary from month to month, the monthly deduction itself will vary in amount from month to month.

We make the monthly deduction on the Business Day coinciding with or immediately following each Monthly Deduction Day and it will equal:

•	the cost of insurance for the Policy; plus

•	the cost of any optional insurance benefits added by rider; plus

•	the monthly expense charge; plus

•	the monthly unit charge.

Cost of Insurance. This charge is designed to compensate us for the anticipated cost of paying death proceeds to Beneficiaries. We determine the cost of insurance on a monthly basis, and may determine it separately for the initial Specified Amount and for any subsequent increases in Specified Amount. We will determine the monthly cost of insurance charge by dividing the applicable cost of insurance rate, or rates, by 1,000 and multiplying the result by the net amount at

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risk for each Policy Month. We may realize a profit from this charge and may use such profit for any lawful purpose, including paying our distribution expenses.

Net Amount at Risk. The net amount at risk may be affected by investment performance, payment of premiums, fees and charges under the Policy, death benefit option chosen, partial withdrawals and decreases in Specified Amount. Under Option A, the net amount at risk for a Policy Month is equal to ((a) plus (c)) divided by (b), minus (c); and under Option B, the net amount at risk for a Policy Month is equal to (a) divided by (b), minus (c), where:

(a) is the Specified Amount;

(b) is 1.00327371; and

(c) is the Accumulated Value.

We determine the Specified Amount and the Accumulated Value as of the end of the Business Day coinciding with or immediately following the Monthly Deduction Day.

We may determine the net amount at risk separately for the initial Specified Amount and any increases in Specified Amount. In determining the net amount at risk for each Specified Amount, we first consider the Accumulated Value a part of the initial Specified Amount. If the Accumulated Value exceeds the initial Specified Amount, we will consider it to be a part of any increase in the Specified Amount in the same order as the increases occurred.

Cost of Insurance Rate. We base the cost of insurance rate for the initial Specified Amount on the Insured’s sex, underwriting class and Attained Age. For any increase in Specified Amount, we base the cost of insurance rate on the Insured’s sex, underwriting class and age at last birthday on the effective date of the increase. Actual cost of insurance rates may change and we will determine the actual monthly cost of insurance rates by the Company based on its expectations as to future mortality experience. However, the actual cost of insurance rates will never be greater than the guaranteed maximum cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners’ Standard Ordinary Non-Smoker and Smoker Mortality Table. Current cost of insurance rates are generally less than the guaranteed maximum rates. Any change in the cost of insurance rates will apply to all persons of the same age, sex and underwriting class whose Policies have been in force the same length of time.

The cost of insurance rates generally increase as the Insured’s Attained Age increases. The underwriting class of an Insured also will affect the cost of insurance rate. The Company currently places Insureds into a standard underwriting class or into premium classes involving a higher mortality risk. In an otherwise identical Policy, Insureds in the standard underwriting class will have a lower cost of insurance rate than those in underwriting classes involving higher mortality risk. The standard underwriting class is also divided into two categories: tobacco and non-tobacco. Non-tobacco-using Insureds will generally have a lower cost of insurance rate than similarly situated Insureds who use tobacco. The Company may offer preferred and preferred-plus classes in addition to the standard tobacco and non-tobacco classes. Insureds who fall under a preferred or preferred-plus class will generally have a lower cost of insurance rate than Insureds who receive a standard classification. (An Insured must meet more stringent medical requirements than those established for the preferred class in order to qualify for the Company’s preferred-plus class of insurance rates.)

We determine the cost of insurance rate separately for the initial Specified Amount and for the amount of any increase in Specified Amount. In calculating the cost of insurance charge, we apply the rate for the underwriting class on the Policy Date to the net amount at risk for the initial Specified Amount; for each increase in Specified Amount, we use the rate for the underwriting class applicable to the

 1 Dividing by this number reduces the net amount at risk, solely for the purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate for 4%.

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increase. However, if we calculate the death benefit as the Accumulated Value times the specified amount factor, we will use the rate for the underwriting class for the most recent increase that required evidence of insurability for the amount of death benefit in excess of the total Specified Amount.

Additional Insurance Benefits. The monthly deduction will include charges for any additional benefits provided by rider. (See “ADDITIONAL INSURANCE BENEFITS.”)

The following riders are available under the Policy:

•	Disability Waiver of Monthly Deduction. This rider provides that, subject to certain conditions, the Company will waive the monthly deduction on your Policy.

The following riders are available under the Policy:

•	Disability Waiver of Monthly Deduction. This rider provides that, subject to certain conditions, the Company will waive the monthly deduction on your Policy.

•	Spouse Insurance. This rider provides term insurance coverage on the life of the Insured’s spouse.

•	Children’s Insurance. This rider provides term insurance coverage on each of the Insured’s eligible children, subject to certain conditions.

•	Guaranteed Insurance Option. This rider provides coverage on the Insured to be increased up to seven times without new evidence of insurability.

Monthly Expense Charge. We have primary responsibility for the administration of the Policy and the Variable Account. Administrative expenses include premium billing and collection, recordkeeping, processing death benefit claims, cash withdrawals, surrenders and Policy changes, and reporting and overhead costs. As reimbursement for administrative expenses related to the maintenance of each Policy and the Variable Account, we assess a $10 Monthly Expense Charge in the first Policy Year and $6 per Policy Month in the second and subsequent Policy Years against each Policy. We guarantee this charge will not exceed $10 per Policy Month.

Monthly Unit Charge. The Monthly Unit Charge will compensate us for underwriting, processing and start-up expenses incurred in connection with the Policy and the Variable Account. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insured’s premium class, and establishing policy records. The Monthly Unit Charge is assessed during the first fifteen Policy Years. This charge is an amount per $1,000 of Specified Amount and varies based on the Insured’s underwriting class. We guarantee this charge will not exceed $0.15 per $1,000 of Specified Amount per Policy Month.

Transfer Charge

The Company waives the transfer charge for the first twelve transfers during a Policy Year. We may impose a transfer charge of up to $25 for the thirteenth and each subsequent transfer in a Policy Year to compensate us for the costs in making the transfer. (The transfer charge is currently $10.)

•	We will deduct the transfer charge from the amount transferred.

•	We will not impose a transfer charge on transfers that occur as a result of Policy Loans, the exercise of the special transfer privilege or the initial allocation of Accumulated Value among the Subaccounts and the Declared Interest Option following acceptance of the Policy by the Policyowner. For information regarding the special transfer privilege, see “GENERAL PROVISIONS: Special Transfer Privilege.”

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Currently, there is no charge for changing the Net Premium allocation instructions.

Partial Withdrawal Fee

Upon partial withdrawal from a Policy, we assess a charge equal to the lesser of $25 or 2% of the Accumulated Value withdrawn to compensate us for costs incurred in accomplishing the withdrawal. We deduct this fee from the amount withdrawn.

Surrender Charge

We apply a Surrender Charge during the first ten Policy Years. This charge is an amount per $1,000 of Specified Amount which declines to $0 in the eleventh year and varies based on the age, sex, underwriting class and Policy Year. We have listed below the maximum Surrender Charge per $1,000 of Specified Amount for select ages in various underwriting classes in the first Policy Year.

Issue Age	Male, Standard Tobacco	Female, Standard Tobacco
30	$9.70	$7.80

50	$28.53	$21.83

70	$48.78	$48.59

The maximum Surrender Charge for any Policy is $50.28 per $1,000 of Specified Amount. (See “APPENDIX B—Maximum Surrender Charges” in the Statement of Additional Information.) The Surrender Charge is level within each Policy Year. The Surrender Charge will be deducted from the amount surrendered.

Additional Charges

Federal Taxes. Currently, no charge is made to the Variable Account for federal income taxes that may be attributable to the Variable Account. We may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Account may also be made. (See “FEDERAL TAX MATTERS.”)

Investment Option Expenses. The value of net assets of the Variable Account will reflect the investment advisory fee and other expenses incurred by each Investment Option. The investment advisory fee and other expenses applicable to each Investment Option are listed on pages 10-12 and described in the prospectus for each Investment Option.

Illustrative Report Fee. Upon your request, we will provide you with one set of illustrations of Policy values free of charge. We reserve the right to assess a fee of $25 for each additional set of personalized illustrations you request in a Policy Year. However, we do not currently assess such a charge.

Compensation. For information concerning compensation paid for the sale of the Policies, see “DISTRIBUTION OF THE POLICIES.”

THE DECLARED INTEREST OPTION

You may allocate Net Premiums and transfer Accumulated Value to the Declared Interest Option, which is part of the General Account. We own the assets in the General Account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. To the extent

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that we are required to pay you amounts in addition to your Accumulated Value under any guarantees under the Policy, including the death benefit, such amounts will come from our General Account. Because those guarantees are backed by our General Account assets, you need to consider our financial strength in meeting the guarantees under the Policy. Thus, those guarantees are subject to the risk that we may default on the guarantees. You should be aware that our General Account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from assets in our General Account. The financial statements contained in the Statement of Additional Information include a further discussion of the risks inherent within the investments of the General Account.

Subject to applicable law, we have sole discretion over investment of the Declared Interest Option’s assets. We bear the full investment risk for all amounts allocated or transferred to the Declared Interest Option. We guarantee that the amounts allocated to the Declared Interest Option may be credited interest daily at a net effective annual interest rate of at least 4%. These amounts, after charges and deductions, are also guaranteed. We determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

The Declared Interest Option will not share in the investment performance of our General Account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the Declared Interest Option may be credited with different current interest rates. You assume the risk that interest credited to amounts in the Declared Interest Option may not exceed the minimum 4% guaranteed rate.

Because of exemptive and exclusionary provisions, we have not registered interests in the Declared Interest Option under the Securities Act of 1933 and we have not registered the Declared Interest Option as an investment company under the Investment Company Act of 1940. Accordingly, neither the Declared Interest Option nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Declared Interest Option. Disclosures regarding the Declared Interest Option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Please refer to the Policy and Statement of Additional Information for complete details regarding the Declared Interest Option.

Transfers, Partial Withdrawals, Surrenders and Policy Loans

You may transfer amounts between the Subaccounts and the Declared Interest Option. Only one transfer from the Declared Interest Option to the Variable Account is permitted in each Policy Year. We may impose a transfer charge in connection with such transfer (see “CHARGES AND DEDUCTIONS—Transfer Charge”). No more than 50% of the Net Accumulated Value in the Declared Interest Option may be transferred from the Declared Interest Option at any one time unless the balance in the Declared Interest Option immediately after the transfer would be less than $1,000. If the balance in the Declared Interest Option after a transfer would be less than $1,000, you may transfer the full Net Accumulated Value in the Declared Interest Option. We may refuse to process a transfer request from the Declared Interest Option that would reduce the Accumulated Value in the Declared Interest Option to an amount less than the amount of any outstanding loans under the Policy. A Policyowner may also make surrenders and obtain Policy Loans from the Declared Interest Option at any time.

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We may delay transfers, payment of partial withdrawals and surrenders from, and payments of Policy Loans allocated to, the Declared Interest Option for up to six months.

GENERAL PROVISIONS

Special Transfer Privilege

You may, while the Policy is in force, operate the Policy as a flexible premium fixed-benefit life insurance policy by requesting that we transfer all of the Accumulated Value in the Variable Account to the Declared Interest Option. You may exercise this special transfer privilege once each Policy Year. Once you exercise the special transfer privilege, we automatically will credit all future premium payments to the Declared Interest Option, until you request a change in allocation to convert the Policy back to a flexible premium variable life insurance policy. The Company will not impose any charge for transfers resulting from the exercise of the special transfer privilege.

Change of Provisions

We reserve the right to change the Policy, in the event of future changes in the federal tax law, to the extent required to maintain the Policy’s qualification as life insurance under federal tax law.

Except as provided in the foregoing paragraph, no one can change any part of the Policy except the Policyowner and the President, a Vice President, the Secretary, an Assistant Secretary or the Actuary of the Company. Both must agree to any change and such change must be in writing. No agent may change the Policy or waive any of its provisions.

Ownership

The Policy belongs to the Policyowner. The original Policyowner is the person named as owner in the application. Ownership of the Policy may change according to the ownership option selected as part of the original application or by a subsequent endorsement to the Policy. During the Insured’s lifetime, all rights granted by the Policy belong to the Policyowner, except as otherwise provided for in the Policy. Changing the Policyowner may have tax consequences.

Special ownership rules may apply if the Insured is under legal age (as defined by state law in the state in which the Policy is delivered) on the Policy Date.

The Beneficiary

The Policyowner designates the primary Beneficiaries and secondary Beneficiaries in the application. If changed, the primary Beneficiary or secondary Beneficiary is as shown in the latest change filed with the Company. One or more primary or secondary Beneficiaries may be named in the application. In such case, the proceeds will be paid in equal shares to the survivors in the appropriate beneficiary class, unless requested otherwise by the Policyowner.

Unless a payment option is chosen, we will pay the proceeds payable at the Insured’s death in a lump sum to the primary Beneficiary. If the primary Beneficiary dies before the Insured, we will pay the proceeds to the contingent Beneficiary. If no Beneficiary survives the Insured, we will pay the proceeds to the Policyowner or the Policyowner’s estate.

Change of Address

We confirm all Policyowner change of address requests by sending a confirmation to both the old and new addresses.

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DISTRIBUTION OF THE POLICIES

We have entered into a distribution agreement with our affiliate, COUNTRY Capital Management Company (“COUNTRY Capital”) for the distribution and sale of the Policies. COUNTRY Capital may sell the Policies through its registered representatives, or through other broker-dealers (“selling firms”) that have entered into a selling agreement with COUNTRY Capital.

COUNTRY Capital receives a 0.25% fee from the following Investment Options in the form of 12b-l fees based on Policy assets allocated to the Investment Option: Fidelity Variable Insurance Products Fund, VIP Mid Cap Portfolio; and Franklin Global Real Estate Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin U.S. Government Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund. 12b-l class shares of these Investment Options have adopted distribution plans pursuant to Rule 12b-l under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares.

We pay commissions to COUNTRY Capital for the sale of the Policies by its registered representatives as well as by selling firms. The maximum commissions payable for Policy sales by COUNTRY Capital will be 60% of premiums paid up to Target Premium and 3% of premiums paid in excess of Target Premium in the first Policy Year and 3% of premiums paid in each Policy Year after the first Policy Year. We also pay a persistency bonus based on premiums paid in the first Policy Year.

COUNTRY Capital passes through all commissions it receives to its registered representatives and to selling firms except in the infrequent event of a Policy unassigned to a Registered Representative, and does not retain any override as distributor for the Policies. However, under the distribution agreement with COUNTRY Capital, COUNTRY Capital is given an allowance by the Company for the following sales expenses: supervisor and registered representative manager compensation; registered representative training allowances; advertising expenses; and all other expenses of distributing the Policies.

Because registered representatives of COUNTRY Capital are also insurance agents of the Company, they and their managers may be eligible for various cash benefits, such as bonuses, insurance benefits and non-cash compensation programs that the Company offers. These programs include conferences, seminars, meals, payment for travel, lodging, prizes and awards, which may include entertainment, subject to applicable regulatory requirements. Sales of the Policies may help registered representatives qualify for such benefits. COUNTRY Capital’s registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Policies, which may include payments made for the recruitment and training of personnel, and similar services.

A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Policy. Sales charges deducted from premium payments, as well as proceeds from the Surrender Charge on the Policies are retained by us and used to defray the expenses we incur in paying for distribution-related services under the distribution agreement, such as the payment of commissions. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policies. Commissions paid on the Policies, including other incentives or payments, are not charged directly to the owners of the Variable Account.

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See “DISTRIBUTION OF THE POLICIES” in the Statement of Additional Information for more information concerning compensation paid for the sale of the Policies.

Under the Public Disclosure Program, FINRA provides certain information regarding the disciplinary history of FINRA member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. FINRA’s toll-free Public Disclosure Hotline telephone number is 1-800-289-9999 and their Web site address is www.finra.org. An investor brochure that includes information describing the Public Disclosure Program is available from FINRA.

FEDERAL TAX MATTERS

Introduction

The following summary provides a general description of the Federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

Tax Status of the Policy

In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy should generally satisfy the applicable requirements. There is less guidance, however, with respect to a Policy with a spouse or child term rider attached, and it is not clear whether such a Policy will in all cases satisfy the applicable requirements, particularly if you pay the full amount of premiums permitted under the Policy. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to modify the Policy as necessary in order to do so.

In some circumstances, Policyowners who retain excessive control over the investment of the underlying Variable Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Policyowner should not be treated as the owner of the Variable Account assets. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modifications be necessary to prevent Policyowners from being treated as the owners of the underlying Variable Account assets.

In addition, the Code requires that the investments of the Subaccounts be “adequately diversified” in order for the Policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the Subaccounts, through the funds, will satisfy these diversification requirements. The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

Tax Treatment of Policy Benefits

In General. The Company believes that the death benefit under a Policy should generally be excludible from the gross income of the beneficiary. Federal, state and local estate, inheritance, transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the

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circumstances of each Policyowner or beneficiary. A tax adviser should be consulted on these consequences.

Generally, a Policyowner will not be deemed to be in constructive receipt of the Accumulated Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a modified endowment contract (“MEC”).

Modified Endowment Contracts. Under the Internal Revenue Code, certain life insurance contracts are classified as “Modified Endowment Contracts,” with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a MEC. In general, a Policy will be classified as a MEC if the amount of premiums paid into the Policy causes the Policy to fail the “7-pay test.” A Policy will generally fail the 7-pay test if, at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy during the first seven years (for example, as a result of a partial withdrawal), the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount. If at any time there is a “material change” in the Policy’s benefits or other terms at any time, the Policy may have to be re-tested as if it were a newly issued Policy. A material change may occur, for example, when there is an increase in the death benefit due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy Years. In addition, a Policy will also be treated as a MEC if it is received in exchange for another life insurance contract that is a MEC at the time of the exchange. To prevent your Policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Policyowner should consult a tax adviser to determine whether a transaction will cause the Policy to be classified as a MEC.

Distributions Other Than Death Benefits from Modified Endowment Contracts. Policies classified as MECs are subject to the following tax rules:

(1)	All distributions other than death benefits from a MEC, including distributions upon surrender and withdrawals, will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policyowner’s investment in the Policy only after all gain has been distributed.

(2)	Loans taken from or secured by a Policy classified as a MEC are treated as distributions and taxed accordingly.

(3)	A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policyowner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policyowner or the joint lives (or joint life expectancies) of the Policyowner and the Policyowner’s beneficiary or designated beneficiary.

(4)	If a Policy becomes a MEC, distributions that occur during the Policy Year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts. Distributions other than death benefits from a Policy that is not classified as a MEC, including

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surrenders and partial withdrawals, are generally treated first as a recovery of the Policyowner’s investment in the Policy, and only after the recovery of all investment in the Policy, as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a MEC will generally not be treated as taxable distributions. However, the tax treatment of a loan taken out of a Policy where there is no spread (difference between the interest rate charged to you and the interest rate credited to amounts securing the loan), as the case may be on loans for Policies in force ten years or more, or where the spread is minimal, is unclear. You should consult your tax adviser about any such loan.

Finally, neither distributions from, nor loans from or secured by, a Policy that is not a MEC are subject to the 10 percent additional income tax.

Investment in the Policy. Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

Policy Loans. In general, interest on a Policy Loan will not be deductible. If a loan from a Policy is outstanding when the Policy is cancelled or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the Policy and will be taxed accordingly. Before taking out a Policy Loan, you should consult your tax adviser as to the tax consequences.

Multiple Policies. All MECs that are issued by the Company (or its affiliates) to the same Policyowner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the Policyowner’s income when a taxable distribution occurs.

Accelerated Benefits. COUNTRY believes that for federal income tax purposes, an accelerated benefit payment received under an accelerated benefit endorsement should be fully excludable from the gross income of the beneficiary, except in certain business contexts. However, you should consult a qualified tax adviser about the consequences of adding this Endorsement to a Policy or requesting an accelerated benefit payment under this Endorsement.

Continuation of Policy Beyond Age 100. The tax consequences of continuing the Policy beyond the Insured’s 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the Insured’s 100th year.

Exchanges. The Company believes that an exchange of a fixed-benefit policy issued by the Company for a Policy generally should be treated as a non-taxable exchange of life insurance policies within the meaning of section 1035 of the Code. However, in certain circumstances, the exchanging owner may receive a cash distribution that might have to be recognized as income to the extent there was gain in the fixed-benefit policy. Moreover, to the extent a fixed-benefit policy with an outstanding loan is exchanged for an unencumbered Policy, the exchanging owner could recognize income at the time of the exchange up to an amount of such loan (including any due and unpaid interest on such loan). An exchanging Policyowner should consult a tax adviser as to whether an exchange of a fixed-benefit policy for the Policy will have adverse tax consequences.

Other Policyowner Tax Matters. Businesses can use the Policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years,

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moreover, Congress has adopted additional rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

Employer-owned Life Insurance Contracts. Pursuant to section 101(j) of the Code, unless certain eligibility, notice and consent requirements are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contract. It is the employer’s responsibility (i) to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j) and (ii) to satisfy certain annual tax reporting requirements in respect of employer-owned life insurance contracts that are also imposed under the Code. These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

Non-Individual Policyowners and Business Beneficiaries of Policies. If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity’s interest deduction under Code Section 264, even where such entity’s indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, the Policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a beneficiary of a Policy.

Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Policyowner is subject to that tax.

Estate, Gift and Generation-Skipping Transfer Taxes. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the Insured dies, the death proceeds will generally be includable in the Policyowner’s estate for purposes of federal estate tax if the Insured owned the Policy. If the Policyowner was not the Insured, the fair market value of the Policy would be included in the Policyowner’s estate upon the Policyowner’s death. The Policy would not be includable in the Insured’s estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of a life insurance Policy is transferred to, or a death benefit is paid to, an

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individual two or more generations younger than the Policyowner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Estate, Gift and Generation-Skipping Transfer Taxes in 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Withholding. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Life Insurance Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rican branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance Policy purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

Taxation of the Company

At the present time, the Company makes no charge for any Federal, state or local taxes (other than the charge for state premium taxes) that may be attributable to the Variable Account or to the policies. The Company reserves the right to charge the Subaccounts of the Variable Account for any future taxes or economic burden the Company may incur.

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ADDITIONAL INFORMATION

Voting Rights

To the extent required by law, the Company will vote the Fund shares held in the Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and, as a result, we determine that it is permitted to vote the Fund shares in its own right, we may elect to do so.

The number of votes which a Policyowner has the right to instruct are calculated separately for each Subaccount and are determined by dividing the Policy’s Accumulated Value in a Subaccount by the net asset value per share of the corresponding Investment Option in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Investment Option which you have the right to instruct will be determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at such meeting of the Fund. Voting instructions will be solicited prior to such meeting in accordance with procedures established by each Fund.

The Company will vote Fund shares attributable to Policies as to which no timely instructions are received (as well as any Fund shares held in the Variable Account which are not attributable to Policies) in proportion to the voting instructions which are received with respect to all Policies participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast on a matter. Proportional voting may result in a small number of owners determining the outcome of a vote.

Fund shares may also be held by separate accounts of other affiliated and unaffiliated insurance companies. The Company expects that those shares will be voted in accordance with instructions of the owners of insurance policies and contracts issued by those other insurance companies. Voting instructions given by owners of other insurance policies will dilute the effect of voting instructions of Policyowners.

Postponement of Payments

The Company will usually mail the proceeds of complete surrenders, partial withdrawals and Policy Loans within seven days after we receive your signed request at our Variable Product Service Center. We will usually mail death proceeds within seven days after receipt of Due Proof of Death. However, we may postpone payment of any amount upon complete surrender or partial withdrawal, payment of any Policy Loan and payment of death proceeds whenever:

•	the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;

•	the Securities and Exchange Commission by order permits postponement for the protection of Policyowners; or

•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of the securities is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Variable Account.

We also may postpone transfers under these circumstances.

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Payments under the Policy which are derived from any amount paid to the Company by check or draft may be postponed until such time as the Company is satisfied that the check or draft has cleared the bank upon which it is drawn.

If mandated under applicable law, the Company may be required to block a Policyowner’s account and thereby refuse to pay any request for transfer, partial withdrawal, complete surrender, loan or death proceeds until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your account to government regulators.

Legal Proceedings

The Company, like other insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits naming us as a defendant or involving the Variable Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, the ability of COUNTRY Capital to perform its contract with the Variable Account or the ability of the Company to meet its obligations under the Policies.

FINANCIAL STATEMENTS

The statutory-basis financial statements of COUNTRY Investors Life Assurance Company as of December 31, 2009 and 2008 and for the years then ended have been audited by Ernst & Young LLP. These financial statements, along with the related independent registered public accounting firm report, are contained in the Statement of Additional Information. Likewise, the audited statements of assets and liabilities of the Variable Account as of December 31, 2009, and the related statements of operations and changes in net assets for the periods ended December 31, 2009 as disclosed in the financial statements, as well as the related independent registered public accounting firm report issued by Ernst & Young LLP, are contained in the Statement of Additional Information.

The Company’s financial statements should be considered only as bearing on the Company’s ability to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (the “SAI”) contains more detailed information about the Policies than is contained in this Prospectus. The SAI is incorporated by reference into this Prospectus and is legally part of this Prospectus. The table of contents for the SAI appears on the last page of this Prospectus. For a free copy of the SAI, please call us toll-free at 1-888-349-4658, or write us at 1701 N. Towanda Avenue, Bloomington, Illinois 61701. We will mail the SAI to you by first-class mail within 3 business days of our receipt of your request.

You may also call us toll-free or write to us if you wish to receive a free personalized illustration of your Policy’s death benefit, Accumulated Value and Net Cash Surrender Value, to request additional information and to ask questions about your Policy.

The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information

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about us and the Policy. Information about us and the Policy (including the SAI) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090.

Investment Company Act of 1940, File Number 811-21394

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GLOSSARY

Accumulated Value: The total amount invested under the Policy. It is the sum of the values of the Policy in each Subaccount of the Variable Account plus the value of the Policy in the Declared Interest Option.

Attained Age: The Insured’s age on his or her last birthday on the Policy Date plus the number of Policy Years since the Policy Date.

Beneficiary: The person or entity the Policyowner named in the application, or by later designation, to receive the death proceeds upon the Insured’s death.

Business Day: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (generally, 3:00 p.m. central time).

Cash Surrender Value: The Accumulated Value minus the Surrender Charge.

Company, we, us, our: COUNTRY Investors Life Assurance Company.

Declared Interest Option: A part of the Company’s General Account. Policyowners may allocate Net Premiums and transfer Accumulated Value to the Declared Interest Option. The Company credits Accumulated Value in the Declared Interest Option with interest at an annual rate guaranteed to be at least 4%.

Delivery Date: The date when the Company issues the Policy and mails it to the Policyowner.

Due Proof of Death: Proof of death that is satisfactory to the Company. Such proof may consist of the following:

(a) a certified copy of the death certificate;

(b) a certified copy of a court decree reciting a finding of death;

(c) the Beneficiary’s statement of election;

(d) a copy of the Beneficiary’s Form W-9; or

(e) any other proof satisfactory to the Company.

Fund: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end, diversified management investment company or unit investment trust in which the Variable Account invests.

General Account: The assets of the Company other than those allocated to the Variable Account or any other separate account.

Grace Period: The 61-day period (31-day period in certain states) beginning on the date we send notice to the Policyowner that Net Accumulated Value or Net Surrender Value is insufficient to cover the monthly deduction.

Insured: The person upon whose life the Company issues a Policy.

Investment Option: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

Monthly Deduction Day: The same date in each month as the Policy Date. The Company makes the monthly deduction on the Business Day immediately following the Monthly Deduction Day. (See “CHARGES AND DEDUCTIONS—Monthly Deduction.”)

Net Accumulated Value: The Accumulated Value of the Policy reduced by any outstanding Policy Debt and increased by any unearned loan interest.

Net Premium: The amount of premium remaining after we deduct the premium expense charge (see “CHARGES AND DEDUCTIONS—Premium Expense Charge”).

Net Cash Surrender Value: The Cash Surrender Value minus any Policy Debt plus any unearned loan interest.

Partial Withdrawal Fee: A fee we assess at the time of any partial withdrawal equal to the lesser of $25 or 2% of the Accumulated Value withdrawn.

Policy: The flexible premium variable life insurance policy we offer and describe in this Prospectus, the Policy application, any supplemental applications and any endorsements or additional benefit riders or agreements.

Policy Anniversary: The same date in each year as the Policy Date.

Policy Date: The date set forth on the Policy data page which we use to determine Policy Years, Policy Months and Policy Anniversaries. The Policy Date may, but will not always, coincide with the effective date of insurance coverage under the Policy. (See “THE POLICY—Purchasing the Policy.”)

Policy Debt: The sum of all outstanding Policy Loans and any due and unpaid Policy Loan interest.

Policy Loan: An amount the Policyowner borrows from the Company using the Policy as the sole security.

Policy Month: A one-month period beginning on a Monthly Deduction Day and ending on the day immediately preceding the next Monthly Deduction Day.

Policyowner, you, your: The person who owns a Policy. The Policyowner is named in the application.

Policy Year: A twelve-month period that starts on the Policy Date or on a Policy Anniversary.

Specified Amount: The minimum death benefit payable under a Policy so long as the Policy remains in force. The Specified Amount as of the Policy Date is set forth on the data page in each Policy.

Subaccount: A subdivision of the Variable Account which invests exclusively in shares of a designated Investment Option of a Fund.

Surrender Charge: A charge we assess at the time of any surrender during the first ten Policy Years.

Target Premium: A premium amount specified by the Company. We use this amount to calculate the premium expense charge. We also use the Target Premium to calculate registered representatives’ compensation.

Unit Value: The value determined by dividing each Subaccount’s net assets by the number of units outstanding at the time of calculation.

Valuation Period: The period of time over which we determine the change in the value of the Subaccounts. Each valuation period begins at the close of normal trading of the New York Stock Exchange (generally, 3:00 p.m. central time) on one Business Day and ends at the close of normal trading of the New York Stock Exchange on the next succeeding Business Day.

Variable Account: COUNTRY Investors Variable Life Account, a separate investment account the Company established to receive and invest the Net Premiums paid under the Policies.

Variable Product Service Center: The Company’s administrative office at 5400 University Avenue, West Des Moines, Iowa 50266, or P.O. Box 9239, Des Moines, Iowa 50306.

Written Notice: A written request or notice signed by the Policyowner on a form satisfactory to the Company which the Company receives at our Variable Product Service Center.

STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION
COUNTRY INVESTORS LIFE ASSURANCE COMPANY

Home Office:	Variable Product Service Center:
1701 N. Towanda Avenue	PO Box 9239
Bloomington, Illinois 61701	Des Moines, Iowa 50306
1-888-349-4658
COUNTRY INVESTORS VARIABLE LIFE ACCOUNT
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
This Statement of Additional Information contains additional information to the Prospectuses for two flexible premium variable life insurance policies (each a “Policy”) offered by COUNTRY Investors Life Assurance Company (the “Company”), the Original Policy and the New Policy. The Original Policy, whose guaranteed maximum cost of insurance rates are based on the 1980 Commissioners’ Standard Ordinary Non-Smoker and Smoker Mortality Table, is no longer offered for sale by the Company. The Company discontinued new sales of the Original Policy on or about December 1, 2008. The New Policy, whose guaranteed maximum cost of insurance rates are based on the 2001 Commissioners’ Standard Ordinary Non-Smoker and Smoker Mortality Table, is currently offered for sale by the Company. Sales of the New Policy commenced on or about December 1, 2008.
This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Policy dated May 1, 2010 and the prospectuses for the investment options.
Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing or calling us at our address or toll-free number shown above.
May 1, 2010

GENERAL INFORMATION ABOUT THE COMPANY

COUNTRY Investors Life Assurance Company
COUNTRY Investors Life Assurance Company was incorporated on October 13, 1981 as a stock life insurance company in the state of Illinois and is principally engaged in the offering of life insurance policies and annuity contracts. We are admitted to do business in 43 states: Alabama, Alaska, Arizona, Arkansas, Colorado, Connecticut, Delaware, Florida, Georgia, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Massachusetts, Michigan, Minnesota, Mississippi, Missouri, Montana, Nebraska, Nevada, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Oregon, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Texas, Virginia, Washington, West Virginia, Wisconsin and Wyoming.

State Regulation of the Company
The Company is subject to regulation by the Illinois Insurance Department. An annual statement is filed with the Illinois Insurance Department on or before March 1st of each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding year. Periodically, the Illinois Insurance Department examines the liabilities and reserves of the Company and the Variable Account and certifies their adequacy, and a full examination of operations is conducted periodically by the National Association of Insurance Commissioners.
In addition, the Company is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. Generally, the insurance department of any other state applies the laws of the state of domicile in determining permissible investments.

Safekeeping of the Variable Account’s Assets
The Company holds the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the General Account. We maintain records of all purchases and redemptions of shares by each Investment Option for each corresponding Subaccount. Additional protection for the assets of the Variable Account is afforded by a blanket fidelity bond issued by Federal Insurance Company in the amount of $10,000,000 covering all the officers and employees of the Company.

Material Irreconcilable Conflicts
The Funds currently sell shares: (1) to the Variable Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (2) to separate accounts to serve as the underlying investment for both variable life insurance policies and variable annuity contracts. We currently do not foresee any disadvantage to Policyowners arising from the sale of shares to support variable life insurance policies and variable annuity contracts, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to those events or conflicts. In addition, if we believe that a Fund’s response to any of those events or conflicts insufficiently protects Policyowners, we will take appropriate action on our own, including withdrawing the Variable Account’s investment in that Fund. (See the Fund prospectuses for more detail.)

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ADDITIONAL POLICY PROVISIONS

The Policy
We issue the Policy in consideration of the statements in the application and the payment of the initial premium. The Policy, the application, and any supplemental applications and endorsements make up the entire contract. In the absence of fraud, we will treat the statements made in an application or supplemental application as representations and not as warranties. We will not use any statement to void the Policy or in defense of a claim unless the statement is contained in the application or any supplemental application.

Assignment
The Policyowner may assign the Policy as collateral security. The Company assumes no responsibility for the validity or effect of any collateral assignment of the Policy. No assignment will bind us unless in writing and until we receive notice of the assignment at our Variable Product Service Center. The assignment is subject to any payment or action we may have taken before we received notice of the assignment at our Variable Product Service Center. Assigning the Policy may have federal income tax consequences.

Changing the Policyowner or Beneficiary
During the Insured’s lifetime, the Policyowner and the Beneficiary may be changed. To make a change, you must send a written request to us at our Variable Product Service Center. The request for the change must be in a form satisfactory to the Company and we must actually receive and record the request. The change will take effect as of the date you sign the request and will be subject to any payment made before we recorded the change. We may require return of the Policy for endorsement. Changing the Policyowner may have tax consequences.

Incontestability
The Policy is incontestable, except for fraudulent statements made in the application or supplemental applications, failure to pay premiums or violation of the provisions of the Aviation Exclusion provision, if applicable, after it has been in force during the lifetime of the Insured for two years from the Policy Date or date of reinstatement. Any increase in Specified Amount will be incontestable only after it has been in force during the lifetime of the Insured for two years from the effective date of the increase. Depending upon individual state replacement requirements, if we replace your Policy with another life insurance policy issued by us or one of our affiliates, we will credit the amount of time you held your Policy when calculating incontestability provisions under the new policy.

Misstatement of Age or Sex
If the Insured’s age or sex was misstated in the application, we will adjust each benefit and any amount to be paid under the Policy to reflect the correct age and sex.

Suicide Exclusion
If the Policy is in force and the Insured commits suicide, while sane or insane, within two years from the Policy Date, we will limit life insurance proceeds payable under the Policy to all premiums paid, reduced by any outstanding Policy Debt and any partial withdrawals, and increased by any unearned loan interest. If the Policy is in force and the Insured commits suicide, while sane or

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insane, within two years from the effective date of any increase in Specified Amount, we will not pay any increase in the death benefit resulting from the requested increase in Specified Amount. Instead, we will refund to the Policyowner an amount equal to the total cost of insurance applied to the increase. Depending upon individual state replacement requirements, if we replace your Policy with another life insurance policy issued by us or one of our affiliates, we will credit the amount of time you held your Policy when calculating benefits under the suicide provisions of the new policy.

Continuance of Insurance
The insurance under a Policy will continue until the earlier of:
•	the end of the Grace Period following the Monthly Deduction Day on which the Net Cash Surrender Value is less than the monthly deduction for the following Policy Month;

•	the date the Policyowner surrenders the Policy for its entire Net Cash Surrender Value; or

•	the death of the Insured.
Any rider to a Policy will terminate on the date specified in the rider.

Annual Report
At least once each year, we will send an annual report to each Policyowner. The report will show
•	the current death benefit,

•	the Accumulated Value in each Subaccount and in the Declared Interest Option,

•	outstanding Policy Debt, and

•	premiums paid, partial withdrawals made and charges assessed since the last report.
The report will also include any other information required by state law or regulation. Further, the Company will send the Policyowner the reports required by the Investment Company Act of 1940.

Policy Loans
Interest is payable in advance at the time you make any Policy Loan (for the remainder of the Policy Year) and on each Policy Anniversary thereafter (for the entire Policy Year) so long as there is Policy Debt outstanding. We will subtract interest payable at the time you make a Policy Loan from the loan proceeds. Thereafter, we will add interest not paid when due to the existing Policy Debt and it will bear interest at the same rate charged for Policy Loans. We will segregate the amount equal to unpaid interest within the Declared Interest Option in the same manner that amounts for Policy Loans are segregated within the Declared Interest Option. (See “POLICY BENEFITS—Loan Benefits—Allocation of Policy Loan” in the Prospectus.)
Because we charge interest in advance, we will add any interest that has not been earned to the death benefit payable at the Insured’s death and to the Accumulated Value upon complete surrender, and we will credit it to the Accumulated Value in the Declared Interest Option upon repayment of Policy Debt.

Voting Rights
The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of an Investment Option or to approve or disapprove an investment advisory contract for an Investment Option. In addition, the Company itself may disregard voting instructions in favor of changes initiated by a Policyowner in the investment policy

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or the investment adviser of an Investment Option if the Company reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities, or the Company determined that the change would have an adverse effect on the General Account in that the proposed investment policy for an Investment Option may result in overly speculative or unsound investments. In the event the Company does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to Policyowners.

Nonparticipation
The Policy does not participate in the Company’s profits or surplus earnings. No dividends are payable.

Ownership of Assets
The Company shall have the exclusive and absolute ownership and control over assets, including the assets of the Variable Account.

Written Notice
You should send any written notice to the Company at our Variable Product Service Center. The notice should include the Policy number and the Insured’s full name. Any notice we send to a Policyowner will be sent to the address shown in the application unless you filed an appropriate address change form with the Company.

Settlement Options
We may pay death proceeds and Accumulated Value upon surrender or partial withdrawal of a Policy, in whole or in part under a settlement option as described below. In any case, a supplemental agreement will be issued for the settlement option. Under a supplemental agreement, the effective date is the date on which death proceeds and Accumulated Value are applied to a settlement option. We also may make payments under any new settlement option available at the time proceeds become payable. In addition, we may pay proceeds in any other manner acceptable to us.
You may designate an option in your application or notify us in writing at our Variable Product Service Center. During the life of the Insured, you may select a settlement option; in addition, during that time you may change a previously selected option by sending Written Notice to us requesting the cancellation of the prior option and the designation of a new option. If you have not chosen an option prior to the Insured’s death, the Beneficiary may choose an option. The Beneficiary may change a settlement option by sending a written request to us, provided that a prior option chosen by you is not in effect.
If you have not elected a settlement option, we will pay the proceeds of the Policy in one sum. We may also pay the proceeds in one sum if,
(1)	the proceeds are less than $5,000;

(2)	periodic payments would be less than $100; or

(3)	the payee is an assignee, estate, trustee, partnership, corporation or association.
Amounts paid under a settlement option are paid pursuant to a payment contract and will not vary. Proceeds applied under a settlement option earn interest at a rate guaranteed to be no less than 1.5% compounded yearly. The Company may be crediting higher interest rates on the effective date, but is not obligated to declare that such additional interest be applied to such funds.

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If a payee dies, any remaining payments will be paid to a contingent payee. At the death of the last payee, the commuted value of any remaining payments will be paid to the last payee’s estate. A payee may not withdraw funds under a payment option unless the Company has agreed to such withdrawal in the payment contract.
Payments under Option 1 will begin at the end of the first interest period after the date proceeds are otherwise payable. Payments under Options 2, 3, 4 or 5 will begin as of the date of the Insured’s death or on surrender.
Option 1—Interest Payment Option. The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.
Option 2—Fixed Time Payment Option. The proceeds are paid in equal monthly installments for any period selected, up to 30 years.
Option 3—Lifetime Payment Option. The proceeds are paid in equal monthly installments during the payee’s lifetime. The three variations are:
(a)	Straight Life. No specific number of payments is guaranteed. Payments stop when the payee dies.

(b)	Life Income with Refund. Payments stop when they cumulatively equal the amount applied or when the payee dies, whichever is later.

(c)	Life Income with Period Certain. Payments stop at the end of the selected guaranteed period (10, 15 or 20 years) or when the payee dies, whichever is later.
Option 4—Fixed Amount Payment Option. The proceeds are paid in equal monthly installments for a specific amount and will continue until all the proceeds plus interest are exhausted.
Option 5—Joint Lifetime Payment Option. The proceeds are paid in equal monthly installments while two joint payees live. When one payee dies, future payments will be made to the survivor for their lifetime.
Alternate Payment Options. The Company may make available alternative payment options.
Even if the death benefit under the Policy is excludible from income, payments under a settlement option may not be excludible in full. This is because earnings on the death benefit after the Insured’s death are taxable and payments under a settlement option generally include such earnings.
A tax adviser should be consulted with respect to the tax consequences associated with a payment option.

Accelerated Payment of Death Proceeds
The Accelerated Payment of Death Benefit Endorsement provides for the payment of all or a portion of the accelerated death benefit immediately in the event that the Insured becomes terminally ill.
For this purpose, an Insured is terminally ill when a physician (as defined by the Endorsement) certifies that he or she has a life expectancy of 24 months or less.
There are several restrictions associated with the Endorsement. These include, but are not limited to, the restrictions described below.
1.	The Policy must be in force, but not as extended term insurance. The Policy must not have an assignee or an Irrevocable Beneficiary.

2.	Your written request for payment must be made on the form we prescribe.

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3.	A physician must certify that the Insured has a Terminal Illness. Clinical, radiological or laboratory evidence of the Terminal Illness may be required. We may require the certification be confirmed by examination and testing of the Insured by our medical representatives at our expense. We must receive the Insured’s written authorization to release medical records to Us.
Only one accelerated death benefit payment may be made under the Policy. The amount requested (as defined by the Endorsement) cannot exceed 50% of the death benefit and must be at least $5,000. The total amount requested under this Policy and all policies issued by us or any of our affiliates may not exceed $250,000 for an Insured. We will pay you the amount you request as an accelerated death benefit reduced by the amounts described below.
1.	We will discount the accelerated death benefit payable. The discount is equal to 12 months of interest at an interest rate declared by us as of the date of your request. The interest rate we declare will not exceed the greater of (a) the yield on the 90-day Treasury bill as of the date of your request, and (b) the maximum loan interest rate under the Policy.

2.	We will reduce the portion of the death benefit payable for any existing policy loan. The reduction is determined by multiplying the amount of any existing policy loan by reduction factor identified in the Endorsement.

3.	Any premiums due and unpaid will be deducted from the portion of the death benefit payable.

4.	We may assess a processing charge not to exceed $250.
If the Insured dies before approval of the accelerated death benefit payment, no benefit will be payable under the Endorsement. In this case, the death benefit will be paid as if no request had been received under the Endorsement.
After the accelerated death benefit has been paid, the Policy will remain in force. Premiums and charges will continue in accordance with the Policy. The death benefit, any Accumulated Value, policy loans and required premium payments will be reduced by the reduction factor.
Any reduction in Accumulated Value in connection with the payment of the accelerated death benefit will be allocated among the Declared Interest Option and the Subaccounts on a pro-rata basis.

Employment-Related Benefit Plans
The Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. The Policy described in the Prospectus and this Statement of Additional Information contains guaranteed cost of insurance rates and guaranteed purchase rates for certain payment options that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

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FINANCIAL STATEMENTS

The Company’s financial statements included in this Statement of Additional Information should be considered only as bearing on the Company’s ability to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Account.

THE DECLARED INTEREST OPTION

General Description
Our General Account supports the Declared Interest Option. The General Account consists of all assets we own other than those in the Variable Account and other separate accounts. Subject to applicable law, we have sole discretion over the investment of the General Account’s assets.
You may elect to allocate Net Premiums to the Declared Interest Option, the Variable Account, or both. You may also transfer Accumulated Value from the Subaccounts to the Declared Interest Option, or from the Declared Interest Option to the Subaccounts. Allocating or transferring funds to the Declared Interest Option does not entitle you to share in the investment experience of the General Account. Instead, we guarantee that Accumulated Value in the Declared Interest Option will accrue interest at a guaranteed minimum effective annual rate, independent of the actual investment performance of the General Account.

Declared Interest Option Accumulated Value for Original Policy
Net Premiums allocated to the Declared Interest Option are credited to the Policy. The Company bears the full investment risk for these amounts. We guarantee that interest credited to each Policyowner’s Accumulated Value in the Declared Interest Option will not be less than an effective annual rate of 4%. The Company may, in its sole discretion, credit a higher rate of interest, although it is not obligated to credit interest in excess of 4% per year, and might not do so. Any interest credited on the Policy’s Accumulated Value in the Declared Interest Option in excess of the guaranteed rate of 4% per year will be determined in the sole discretion of the Company and may be changed at any time by the Company, in its sole discretion. The Policyowner assumes the risk that the interest credited may not exceed the guaranteed minimum rate of 4% per year. The interest credited to the Policy’s Accumulated Value in the Declared Interest Option that equals Policy Debt may be greater than 4%, but will in no event be greater than that current effective loan interest rate minus no more than 4%. For Policies that have been in force ten years, we may allow a loan spread of 0% on the gain. The Accumulated Value in the Declared Interest Option will be calculated no less frequently than each Monthly Deduction Day.
The Company guarantees that the Accumulated Value in the Declared Interest Option will not be less than the amount of the Net Premiums allocated or Accumulated Value transferred to the Declared Interest Option, plus interest at the rate of 4% per year, plus any excess interest which we credit, less the sum of all Policy charges allocable to the Declared Interest Option and any amounts deducted from the Declared Interest Option in connection with partial withdrawals or transfers to the Variable Account.
Declared Interest Option Accumulated Value for New Policy
Net Premiums allocated to the Declared Interest Option are credited to the Policy. The Company bears the full investment risk for these amounts. We guarantee that interest credited to each Policyowner’s Accumulated Value in the Declared Interest Option will not be less than an effective annual rate of 3%. The Company may, in its sole discretion, credit a higher rate of interest, although it is not obligated to credit interest in excess of 3% per year, and might not do so. Any interest credited on the Policy’s Accumulated Value in the Declared Interest Option in excess of the guaranteed rate of 3% per year will be determined in the sole discretion of the Company and may be changed at any time by the Company, in its sole discretion. The Policyowner assumes the risk that the interest credited may not exceed the guaranteed minimum rate of 3% per year. The interest credited to the Policy’s Accumulated Value in the Declared Interest Option that equals Policy Debt may be greater than 3%, but will in no event be greater than the current effective loan interest rate minus no more than 3%. For Policies that have been in force ten years, we may allow a loan spread of 0% on the gain. The Accumulated Value in the Declared Interest Option will be calculated no less frequently than each Monthly Deduction Day.
The Company guarantees that the Accumulated Value in the Declared Interest Option will not be less than the amount of the Net Premiums allocated or Accumulated Value transferred to the Declared Interest Option, plus interest at the rate of 3% per year, plus any excess interest which we credit, less the sum of all Policy charges allocable to the Declared Interest Option and any amounts deducted from the Declared Interest Option in connection with partial withdrawals or transfers to the Variable Account.

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CALCULATION OF VALUES

Accumulated Value
The Policy provides for the accumulation of Accumulated Value. The Accumulated Value of the Policy is equal to the sum of the Accumulated Values in each Subaccount, plus the Accumulated Value in the Declared Interest Option, including amounts transferred to the Declared Interest Option to secure outstanding Policy Debt. We determine Accumulated Value on each Business Day, and there is no guaranteed minimum Accumulated Value.
•	Accumulated Value will reflect a number of factors, including
•	premiums paid,

•	partial withdrawals,

•	Policy Loans,

•	charges assessed in connection with the Policy,

•	interest earned on the Accumulated Value in the Declared Interest Option, and

•	investment performance of the Subaccounts to which the Accumulated Value is allocated.
As of the Policy Date, the Accumulated Value equals the initial Net Premium less the monthly deduction made on the Policy Date.

Unit Value
For each Subaccount, we initially set the Unit Value at $10 when the Subaccount first purchased shares of the designated Investment Option. We calculate the Unit Value for each subsequent valuation period by dividing (a) by (b) where:
(a)	is
(1)	the net assets of the Subaccount at the end of the preceding Valuation Period, PLUS

(2)	the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the Unit Value is being determined, MINUS

(3)	the capital losses, realized or unrealized, charged against those assets during the Valuation Period, MINUS

(4)	any amount charged against the Subaccount for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount.
(b)	is the number of units outstanding at the end of the preceding Valuation Period.
The Unit Value for a Valuation Period applies for each day in the period. We value the assets in the Variable Account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. We will not value the assets in the Variable Account on the days on which the New York Stock Exchange is closed for trading.

DISTRIBUTION OF THE POLICIES

COUNTRY Capital Management Company (“COUNTRY Capital”) is responsible for distributing the Policies pursuant to a distribution agreement with us. COUNTRY Capital serves as principal

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underwriter for the Policies. COUNTRY Capital, an Illinois corporation organized in Illinois and a wholly-owned subsidiary of COUNTRY Life Insurance Company, an affiliate of the Company, is located at 1705 N. Towanda Avenue, Bloomington, Illinois 61702. COUNTRY Capital is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the “1934 Act”), as well as with the securities commissions in the states in which it operates, and is a member of FINRA.
We have discontinued sales of the Original Policies and offer the New Policies to the public on a continuous basis, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under a Policy. Commissions paid on a Policy, including other incentives or payments, are not charged directly to the Policyowners or the Variable Account.
COUNTRY Capital may sell New Policies through its registered representatives, who must be appointed by the Company as insurance agents. COUNTRY Capital also may enter into selling agreements with other broker-dealers and compensate those broker-dealers up to the amounts disclosed in the Prospectus for their services.
COUNTRY Capital received sales compensation with respect to the Policies in the following amounts during the period indicated.

		Aggregate Amount of
		Commission Retained
	Aggregate Amount of	by COUNTRY Capital
	Commission Paid	After Payments to its
Fiscal Year	to COUNTRY Capital*	Registered Representatives

2007	$785,131	$238,412

2008	$411,845	$132,537

2009

* Includes sales compensation paid to registered representatives of COUNTRY Capital.
COUNTRY Capital passes through commissions it receives except in the infrequent event of a Policy unassigned to a Registered Representative and does not retain any override as distributor for the Policies. However, under the distribution agreement with COUNTRY Capital, COUNTRY Capital is reimbursed by us for the following sales expenses: supervisor and registered representative manager compensation; registered representative training allowances; advertising expenses; and all other expenses of distributing the Policies.
The following Investment Options have adopted Distribution Plans in connection with their 12b-1 shares and pay COUNTRY Capital for its costs in distributing those shares: Fidelity Variable Insurance Products Fund, VIP Mid Cap Portfolio; and Franklin Small Cap Value Securities Fund, Franklin U.S. Government Fund, and Mutual Shares Securities Fund. Each Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees out of fund assets to those who sell and distribute fund shares. The 12b-1 fees are in consideration of distribution services and expenses incurred in the performance of COUNTRY Capital’s obligations under an agreement with these Investment Options. Under each Distribution Plan, 0.25% is paid to COUNTRY Capital for its distribution-related services and expenses under the agreement. Each Investment Option’s investment adviser may, from time to time use its management fee revenue, as well as its past profits or its other resources as may be permitted by regulatory rules, to make payments for distribution services to COUNTRY Capital, which may in turn pay part or all of such compensation to a broker-dealer of record with whom it has entered into a selling agreement.

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ADMINISTRATIVE SERVICES AGREEMENT

EquiTrust Life Insurance Company (“EquiTrust Life”), at 5400 University Avenue, West Des Moines, Iowa 50266, and COUNTRY are parties to an administrative services agreement pursuant to which EquiTrust Life agrees to provide certain accounting, actuarial and other services to COUNTRY. For services performed by EquiTrust Life under the administrative services agreement during each of the fiscal years ended December 31, 2009, 2008, and 2007, EquiTrust Life billed COUNTRY $_____, $179,995 and $162,149 respectively.

COMPLIANCE AND ACCOUNTING AGREEMENT

EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”) are parties to a Compliance and Accounting Agreement pursuant to which EquiTrust Investment agrees to provide certain accounting, tax, compliance, and other services to the Company. For services performed by EquiTrust Investment under the agreement during fiscal years ended December 31, 2009, 2008, and 2007, EquiTrust Life billed the Company $______, $153,317, and $159,301 respectively.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to federal securities laws applicable to the issuance of the flexible premium variable life insurance policy described in the Prospectus and this Statement of Additional Information. All matters of Illinois law pertaining to the Policy, including the validity of the Policy and the Company’s right to issue the Policy under Illinois Insurance Law, have been passed upon by James M. Jacobs, General Counsel, Chief Legal Officer and Secretary of the Company.

EXPERTS

Actuarial matters included in this Prospectus have been examined by R. Dale Hall, FSA, MAAA, Vice President and Chief Actuary, as stated in the opinion filed as an exhibit to the registration statement.
The Company’s statutory-basis balance sheets as of December 31, 2009 and 2008 and the related statutory-basis statements of operations, surplus and cash flow for each of the three years in the period ended December 31, 2009, appearing herein, have been audited by Ernst & Young LLP, an independent registered public accounting firm, Sears Tower, 233 S. Wacker Drive, Chicago, Illinois 60606 as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
The Variable Account’s statements of assets and liabilities as of December 31, 2009 and the related statement of operations and changes in net assets for the periods disclosed in the financial statements, appearing herein, have been audited by Ernst & Young LLP, an independent registered public accounting firm, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in auditing and accounting.

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OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

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APPENDIX A

Death Benefit Options
Appendix A shows examples illustrating the two death benefit options. The specified amount factor is 2.50 for an Insured Attained Age 40 or below on the date of death. For Insureds with an Attained Age over 40 on the date of death, the factor declines with age as shown in the following table.
Option A Example. For purposes of this example, assume that the Insured’s Attained Age is between 0 and 40 and that there is no outstanding Policy Debt. Under Option A, a Policy with a Specified Amount of $50,000 will generally provide a death benefit of $50,000 plus Accumulated Value. Thus, for example, a Policy with an Accumulated Value of $5,000 will have a death benefit of $55,000 ($50,000 + $5,000); an Accumulated Value of $10,000 will provide a death benefit of $60,000 ($50,000 + $10,000). The death benefit, however, must be at least 2.50 multiplied by the Accumulated Value. As a result, if the Accumulated Value of the Policy exceeds $33,333, the death benefit will be greater than the Specified Amount plus Accumulated Value. Each additional dollar of Accumulated Value above $33,333 will increase the death benefit by $2.50. A Policy with a Specified Amount of $50,000 and an Accumulated Value of $40,000 will provide a death benefit of $100,000 ( $40,000 x 2.50); an Accumulated Value of $60,000 will provide a death benefit of $150,000 ( $60,000 x 2.50).
Similarly, any time Accumulated Value exceeds $33,333, each dollar taken out of Accumulated Value will reduce the death benefit by $2.50. If, for example, the Accumulated Value is reduced from $40,000 to $35,000 because of partial surrenders, charges, or negative investment performance, the death benefit will be reduced from $100,000 to $87,500. If at any time, however, Accumulated Value multiplied by the specified amount factor is less than the Specified Amount plus the Accumulated Value, then the death benefit will be the current Specified Amount plus Accumulated Value of the Policy.
The specified amount factor becomes lower as the Insured’s Attained Age increases. If the Attained Age of the Insured in the example above were, for example, 50 (rather than under 40), the specified amount factor would be 1.85. The amount of the death benefit would be the sum of the Accumulated Value plus $50,000 unless the Accumulated Value exceeded $58,824 (rather than $33,333), and each dollar then added to or taken from the Accumulated Value would change the death benefit by $1.85 (rather than $2.50).
Option B Example. For purposes of this example, assume that the Insured’s Attained Age is between 0 and 40 and that there is no outstanding Policy Debt. Under Option B, a Policy with a $50,000 Specified Amount will generally pay $50,000 in death benefits. However, because the death benefit must be equal to or be greater than 2.50 multiplied by the Accumulated Value, any time the Accumulated Value of the Policy exceeds $20,000, the death benefit will exceed the $50,000 Specified Amount. Each additional dollar added to Accumulated Value above $20,000 will increase the death benefit by $2.50. A Policy with a $50,000 Specified Amount and an Accumulated Value of $30,000 will provide death proceeds of $75,000 ($30,000 x 2.50); an Accumulated Value of $40,000 will provide a death benefit of $100,000 ($40,000 x 2.50); an Accumulated Value of $50,000 will provide a death benefit of $125,000 ($50,000 x 2.50).
Similarly, so long as Accumulated Value exceeds $20,000, each dollar taken out of Accumulated Value will reduce the death benefit by $2.50. If, for example, the Accumulated Value is reduced from $25,000 to $20,000 because of partial surrenders, charges, or negative investment performance, the death benefit will be reduced from $62,500 to $50,000. If at any time, however, the Accumulated Value multiplied by the specified amount factor is less than the Specified Amount, the death benefit will equal the current Specified Amount of the Policy.

A-1

The specified amount factor becomes lower as the Insured’s Attained Age increases. If the Attained Age of the Insured in the example above were, for example, 50 (rather than between 0 and 40), the specified amount factor would be 1.85. The death proceeds would not exceed the $50,000 Specified Amount unless the Accumulated Value exceeded approximately $27,028 (rather than $20,000), and each dollar then added to or taken from the Accumulated Value would change the life insurance proceeds by $1.85 (rather than $2.50).

Attained Age	Specified Amount Factor

40 or younger	2.50

41	2.43

42	2.36

43	2.29

44	2.22

45	2.15

46	2.09

47	2.03

48	1.97

49	1.91

50	1.85

51	1.78

52	1.71

53	1.64

54	1.57

55	1.50

56	1.46

57	1.42

58	1.38

59	1.34

60	1.30

61	1.28

62	1.26

63	1.24

64	1.22

65	1.20

66	1.19

67	1.18

68	1.17

69	1.16

70	1.15

71	1.13

72	1.11

73	1.09

74	1.07

75 to 90	1.05

91	1.04

92	1.03

93	1.02

94 to 99	1.01

100	1.00

A-2

APPENDIX B

Maximum Surrender Charges for New Policy
The chart below reflects the maximum surrender charge per $1,000 of Specified Amount for selected issue ages as Policy Years increase.
Male, Non Tobacco

Policy Year
Issue Age	1-5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20

10	$9.05	$8.54	$8.04	$7.48	$6.97	$6.42	$5.86	$5.30	$4.68	$4.07	$3.45	$2.79	$2.12	$1.45	$0.72	$0.00

20	10.15	9.60	9.02	8.44	7.87	7.25	6.59	5.94	5.28	4.59	3.85	3.12	2.39	1.61	0.80	0.00

30	17.92	16.87	15.83	14.75	13.68	12.56	11.40	10.24	9.03	7.83	6.58	5.34	4.06	2.73	1.36	0.00

40	26.37	24.82	23.24	21.62	20.00	18.31	16.58	14.82	13.05	11.22	9.42	7.55	5.72	3.84	1.94	0.00

50	34.21	32.04	29.82	27.60	25.33	23.05	20.75	18.43	16.13	13.83	11.52	9.22	6.92	4.62	2.32	0.00

60	47.53	44.26	40.98	37.70	34.42	31.12	27.81	24.53	21.31	18.12	14.96	11.85	8.77	5.74	2.82	0.00

70	48.26	44.20	40.18	36.28	32.46	28.78	25.23	21.83	18.55	15.40	12.39	9.54	6.88	4.39	2.10	0.00

80	45.37	40.61	36.14	31.98	28.15	24.62	21.34	18.27	15.38	12.70	10.23	7.91	5.73	3.63	1.71	0.00

Male, Tobacco

Policy Year
Issue Age	1-5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20

10	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

20	$11.89	$11.25	$10.57	$9.90	$9.19	$8.45	$7.71	$6.93	$6.15	$5.34	$4.49	$3.64	$2.75	$1.87	$0.95	$0.00

30	22.14	20.81	19.48	18.11	16.75	15.34	13.90	12.40	10.92	9.43	7.91	6.38	4.81	3.24	1.64	0.00

40	30.18	28.33	26.45	24.53	22.59	20.58	18.56	16.52	14.44	12.40	10.32	8.27	6.23	4.15	2.11	0.00

50	40.01	37.28	34.56	31.84	29.09	26.32	23.57	20.82	18.15	15.51	12.89	10.33	7.74	5.17	2.58	0.00

60	51.19	47.63	44.07	40.53	36.95	33.37	29.82	26.26	22.78	19.35	15.96	12.60	9.31	6.09	2.98	0.00

70	48.40	44.24	40.16	36.20	32.36	28.66	25.10	21.70	18.42	15.26	12.23	9.37	6.71	4.28	2.03	0.00

80	41.31	36.88	32.74	28.94	25.45	22.30	19.38	16.65	14.03	11.59	9.34	7.22	5.22	3.33	1.57	0.00

Female, Non-Tobacco

Policy Year
Issue Age	1-5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20

10	$5.71	$5.42	$5.10	$4.74	$4.41	$4.06	$3.69	$3.33	$2.97	$2.57	$2.16	$1.76	$1.32	$0.88	$0.44	$0.00

20	8.94	8.45	7.93	7.41	6.89	6.33	5.77	5.21	4.61	4.00	3.36	2.72	2.08	1.40	0.72	0.00

30	14.56	13.70	12.90	12.01	11.16	10.22	9.30	8.36	7.39	6.38	5.37	4.32	3.27	2.18	1.08	0.00

40	24.38	22.88	21.43	19.90	18.36	16.79	15.21	13.59	11.98	10.32	8.66	6.96	5.22	3.52	1.78	0.00

50	31.11	29.17	27.23	25.26	23.27	21.27	19.24	17.17	15.08	12.99	10.86	8.71	6.55	4.40	2.18	0.00

60	41.71	38.97	36.22	33.44	30.64	27.83	25.01	22.20	19.38	16.58	13.77	10.99	8.21	5.46	2.73	0.00

70	49.95	46.15	42.37	38.60	34.88	31.18	27.53	24.02	20.60	17.30	14.10	10.97	7.96	5.14	2.49	0.00

80	46.66	42.38	38.26	34.39	30.78	27.35	23.89	20.30	16.76	13.49	10.60	8.18	6.21	4.32	2.18	0.00

Female, Tobacco

Policy Year
Issue Age	1-5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20

10	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

20	$7.98	$7.54	$7.08	$6.59	$6.11	$5.62	$5.11	$4.59	$4.05	$3.51	$2.97	$2.40	$1.81	$1.21	$0.62	$0.00

30	15.38	14.48	13.55	12.63	11.71	10.73	9.74	8.71	7.70	6.65	5.56	4.48	3.37	2.25	1.14	0.00

40	28.09	26.31	24.50	22.66	20.81	18.93	17.08	15.20	13.28	11.40	9.52	7.60	5.71	3.80	1.91	0.00

50	37.05	34.62	32.17	29.72	27.27	24.82	22.34	19.89	17.41	14.93	12.45	9.94	7.46	4.95	2.47	0.00

60	51.02	47.45	43.86	40.29	36.70	33.16	29.64	26.14	22.71	19.33	16.00	12.71	9.47	6.25	3.10	0.00

70	49.67	45.58	41.56	37.60	33.68	29.83	26.09	22.57	19.21	16.02	12.99	10.05	7.21	4.62	2.23	0.00

80	47.78	43.61	39.64	35.98	32.61	29.44	26.10	22.38	18.56	14.88	11.60	8.92	6.84	4.87	2.48	0.00

B-1

Maximum Surrender Charges for Original Policy
The chart below reflects the maximum surrender charge per $1,000 of Specified Amount for selected issue ages as Policy Years increase.
Male, Non-Tobacco

Policy Year
Issue Age	1	2	3	4	5	6	7	8	9	10	11+

10	$3.60	$3.60	$3.60	$3.60	$3.60	$2.88	$2.88	$2.16	$1.44	$0.72	$0

20	4.09	4.09	4.09	4.09	4.09	3.27	3.27	2.45	1.64	0.82	0

30	6.54	6.54	6.54	6.54	6.54	5.23	5.23	3.92	2.62	1.31	0

40	11.03	11.03	11.03	11.03	11.03	8.82	8.82	6.62	4.41	2.21	0

50	18.39	18.39	18.39	18.39	18.39	14.71	14.71	11.03	7.36	3.68	0

60	29.98	29.98	29.98	29.98	29.98	23.98	23.98	17.99	11.99	6.00	0

70	48.23	48.23	48.23	48.23	48.23	38.58	38.58	28.94	19.29	9.65	0

80	46.05	46.05	46.05	46.05	46.05	36.84	36.84	27.63	18.42	9.21	0

Male, Tobacco

Policy Year
Issue Age	1	2	3	4	5	6	7	8	9	10	11+

10	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

20	$6.01	$6.01	$6.01	$6.01	$6.01	$4.81	$4.81	$3.61	$2.40	$1.20	$0

30	9.70	9.70	9.70	9.70	9.70	7.76	7.76	5.82	3.88	1.94	0

40	16.75	16.75	16.75	16.75	16.75	13.40	13.40	10.05	6.70	3.35	0

50	28.53	28.53	28.53	28.53	28.53	22.82	22.82	17.12	11.41	5.71	0

60	45.08	45.08	45.08	45.08	45.08	36.06	36.06	27.05	18.03	9.02	0

70	48.78	48.78	48.78	48.78	48.78	39.02	39.02	29.27	19.51	9.76	0

80	48.03	48.03	48.03	48.03	48.03	38.42	38.42	28.82	19.21	9.61	0

Female, Non-Tobacco

Policy Year
Issue Age	1	2	3	4	5	6	7	8	9	10	11+

10	$2.83	$2.83	$2.83	$2.83	$2.83	$2.26	$2.26	$1.70	$1.13	$0.57	$0

20	3.23	3.23	3.23	3.23	3.23	2.58	2.58	1.94	1.29	0.65	0

30	5.25	5.25	5.25	5.25	5.25	4.20	4.20	3.15	2.10	1.05	0

40	8.69	8.69	8.69	8.69	8.69	6.95	6.95	5.21	3.48	1.74	0

50	14.26	14.26	14.26	14.26	14.26	11.41	11.41	8.56	5.70	2.85	0

60	23.48	23.48	23.48	23.48	23.48	18.78	18.78	14.09	9.39	4.70	0

70	38.60	38.60	38.60	38.60	38.60	30.88	30.88	23.16	15.44	7.72	0

80	44.75	44.75	44.75	44.75	44.75	35.80	35.80	26.85	17.90	8.95	0

Female, Tobacco

Policy Year
Issue Age	1	2	3	4	5	6	7	8	9	10	11+

10	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

20	$4.68	$4.68	$4.68	$4.68	$4.68	$3.74	$3.74	$2.81	$1.87	$0.94	$0

30	7.80	7.80	7.80	7.80	7.80	6.24	6.24	4.68	3.12	1.56	0

40	13.20	13.20	13.20	13.20	13.20	10.56	10.56	7.92	5.28	2.64	0

50	21.83	21.83	21.83	21.83	21.83	17.46	17.46	13.10	8.73	4.37	0

60	35.23	35.23	35.23	35.23	35.23	28.18	28.18	21.14	14.09	7.05	0

70	48.59	48.59	48.59	48.59	48.59	38.87	38.87	29.15	19.44	9.72	0

80	45.52	45.52	45.52	45.52	45.52	36.42	36.42	27.31	18.21	9.10	0

B-2

PART C
OTHER INFORMATION
Item 26. Exhibits
a.	Certified Resolution of the Board of Directors of the Company establishing the Variable Account.(2)

b.	None.

c.	Form of Distribution Agreement.(3)

d.	(1) Policy Form.(4)
(2)	Disability Waiver of Monthly Deduction Rider.(2)

(3)	Spouse Insurance Rider.(4)

(4)	Children’s Insurance Rider.(2)

(5)	Guaranteed Insurance Option Rider.(2)

(6)	Waiver of Specified Premium Rider(8)

(7)	Overloan Protection Rider(8)
e.	Policy Application.(4)

f.	(1) Certificate of Incorporation of the Company.(1)
(2)	By-Laws of the Company.(1)
g.	Reinsurance Agreement between COUNTRY Investors Life Assurance Company and EquiTrust Life Insurance Company.(5)

h.	(1) Participation Agreement relating to Equitrust Variable Insurance Series Fund.(5)
(a)	Amended Participation Agreement.(6)
(2)	Participation Agreement relating to Dreyfus Variable Investment Fund.(5)
(a)	Supplemental Agreement.(6)
(3)	Participation Agreement relating to T. Rowe Price Equity Series, Inc. Fund and T. Rowe Price International Series, Inc.(5)

(4)	Participation Agreement relating to American Century Funds.(5)

(5)	Participation Agreement relating to Fidelity Variable Insurance Products Funds.(5)

(6)	Participation Agreement relating to Franklin Templeton Funds.(5)
(a)	Amendment to Participation Agreement (5)
(7)	Participation Agreement relating to JP Morgan Series Trust II.(5)
(a)	Amendment to Fund Participation Agreement.(6)
(8)	Participation Agreement relating to COUNTRY Mutual Funds Trust.(5)

(9)	Form of Participation Agreement relating to DWS Variable Series I and DWS Variable Series II(8)
i.	(1) Variable Products Compliance and Accounting Agreement.(5)
(2)	Administrative Service Agreement.(5)
j.	(1) T. Rowe Price Shareholder Information Agreement (Rule 22c-2).(6)
(2)	American Century Shareholder Information Agreement (Rule 22c-2).(6)

(3)	Fidelity Shareholder Information Agreement (Rule 22c-2).(6)

(4)	Franklin Shareholder Information Agreement (Rule 22c-2).(6)

(5)	Summit Shareholder Information Agreement (Rule 22c-2).(6)

(6)	COUNTRY Shareholder Information Agreement (Rule 22c-2).(6)

(7)	Investment Advisory Agreement between COUNTRY Investors Life Assurance Company and Country Trust Bank.(7)

k.	Opinion and Consent of James M. Jacobs, Esquire.(11)

l.	None.

m.	None.

n.	(1) Consent of Ernst & Young LLP.(11)

(2)	Consent of Sutherland Asbill & Brennan LLP.(11)

(3)	Opinion and Consent of R. Dale Hall, FSA, MAAA, Vice President and Chief Actuary.(11)

(4)	Power of Attorney.(10)

o.	None.

p.	None.

q.	Memorandum describing the Company’s issuance, transfer and redemption procedures for the Policy.(9)

(1)	Incorporated herein by reference to the Initial Filing to the Registration Statement on Form N-4 (File No. 333-104424) filed with the Securities and Exchange Commission on April 10, 2003.

(2)	Incorporated herein by reference to the Initial Filing of this Registration Statement on Form N-6 (File No. 333-106757) filed with the Securities and Exchange Commission on July 2, 2003.

(3)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-104424) filed with the Securities and Exchange Commission on September 3, 2003.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-106757) filed with the Securities and Exchange Commission on September 29, 2003.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File No. 333-106757) filed with the Securities and Exchange Commission on April 29, 2005.

(6)	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 (File No. 333-106757) filed with the Securities and Exchange Commission on April 30, 2007.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 (File No. 333-106757) filed with the Securities and Exchange Commission on April 30, 2008.

(8)	Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 (File No. 333-106757) filed with the Securities and Exchange Commission on July 29, 2008.

(9)	Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-6 (File No. 333-106757) filed with the Securities and Exchange Commission on April 29, 2009.

(10)	Filed herein.

(11)	To be filed by amendment.

Item 27. Directors and Officers of the Depositor

Name and Principal
Business Address*	Positions and Offices
James A. Anderson	Director
Wayne Anderson	Director
Darryl R. Brinkmann	Director
Charles M. Cawley	Director
Dale Hadden	Director
Scott Halpin	Director
Chris Hausman	Director
Michael J. Kenyon	Director
David L. Meiss	Director
Richard D. Ochs	Director
William H. Olthoff	Director
J.C. Pool	Director
Terry A. Pope	Director
Chad K. Schutz	Director

Name and Principal
Business Address*	Positions and Offices
James D. Schielein	Director
Randal K. Schleich	Director
Troy Uphoff	Director
Steven G. Hosselton	Director
Philip T. Nelson	President & Director
Richard Guebert Jr.	Vice President & Director
Alan K. Dodds	Vice President—Finance & Treasurer
James M. Jacobs	General Counsel, Secretary and Chief Legal Officer
John D. Blackburn	Chief Executive Officer
Barbara A. Baurer	Executive Vice President & Chief Operating Officer
David A. Magers	Executive Vice President & Chief Financial Officer
Deanna L. Frautschi	Executive Vice President—Human Resources & Communications
Doyle J. Williams	Executive Vice President & Chief Marketing Officer
Alan T. Reiss	Senior Vice President, Service Operations
Wade Harrison	Senior Vice President, Life/Health Operations
Paul V. Bishop	Senior Vice President Sales
Richard J. Beninati	Regional Vice President Agency, Western
R. Dale Hall	Vice President and Chief Life/Health Actuary, Appointed Actuary & Illustration Actuary
Peter J. Borowski	Vice President & Corporate Controller
Steven R. Denault	Vice President, Human Resources
Keith Brannan	Vice President, Strategic Marketing & Financial Security Planning
Robert J. McDade	Vice President, Financial & Brokerage Solutions
Kevin Thompson	Regional Vice President Agency Central
Jon Voegele	Regional Vice President Agency, Illinois
Cherilyn Hardman-Sytar	Vice President, Marketing
Bruce Finks	Assistant Treasurer
Robert L. Sammer	Assistant Treasurer
Elaine Thacker	Assistant Secretary
Kathy Smith Whitman	Assistant Secretary
Thomas B. Harris	Vice President—Life and Health Administration
Jeffery S. Koerner	Vice President

Name and Principal
Business Address*	Positions and Offices
Brian Piercy	Assistant Secretary
James Keist	Assistant Secretary
Chad Carpenter	Assistant Secretary
Matthew J. Kopff	Associate Controller
Steve McCoin	Associate Controller
James Swanson, M.D.	Medical Director

*	The principal business address of all persons listed, unless otherwise indicated, is 1701 N. Towanda Avenue, Bloomington, Illinois 61701.

Item 28. Persons Controlled By Or Under Common Control With The Depositor Or Registrant
The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company.
SEE ORGANIZATION CHART ON FOLLOWING PAGE

1. Organized in Illinois as a mutual insurance company. Proxy control in Illinois Agricultural Association. (CMIC)
2. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company. (CCIC)
3. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company. (CPIC)
4. Organized in Delaware as a business corporation. 20.33% of voting securities owned by COUNTRY Mutual Insurance Company and 20.33% of voting securities owned by COUNTRY Life Insurance Company. (Riverglass)
5. Organized in Connecticut as a mutual insurance company. Board and management control by COUNTRY Mutual Insurance Company. (MMAC)
6. Organized in Delaware as a business trust. Investment advisory agreement with COUNTRY Fund Management, a department of COUNTRY Trust Bank. (CMFT)
7. Organized in Georgia as a mutual insurance company. Board and management control by COUNTRY Mutual Insurance Company. (CSMIC)
8. Organized in Georgia as a stock insurance company. 100% of voting securities owned by Cotton States Mutual Insurance Company. (Shield)
9. Organized in Massachusetts as a mutual insurance company. Board and management control and 81.9% of guaranty capital owned by COUNTRY Mutual Insurance Company. (HMIC)
10. Organized in Massachusetts as a stock business corporation. 100% of voting securities owned by Holyoke Mutual Insurance Company in Salem. (HOSIA)
11. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company. (MSIC)
12. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co. (CCSI)
13. Organized in Connecticut as a stock business corporation. 100% of voting securities owned by Middlesex Mutual Assurance Company. (Midfield)
14. Organized in Illinois as a stock insurance company. 100% of voting securities owned by Middlesex Mutual Assurance Company. (MSIPIC)
15. Organized in Illinois as a business corporation. 98.8% of voting securities owned by Illinois Agricultural Association. (IAHC)
16. Organized in Illinois as a stock insurance company. 99.99% of voting securities owned by Illinois Agricultural Holding Co. (CLIC)
17. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Life Insurance Company. (CILAC)
18. Organized in Illinois as a business corporation. 100% of voting securities owned by COUNTRY Life Insurance Company. (CCMC)
19. Organized as a Federal thrift. 100% of voting securities owned by COUNTRY Life Insurance Company. (CTB)
20. Organized in Georgia as a stock insurance company. 75% of voting securities owned by COUNTRY Life Insurance Company and 25% of voting securities owned by COUNTRY Mutual Insurance Company. (CSLIC)
21. Organized in Florida as a business corporation. 100% of voting securities owned by Cotton States Life Insurance Company. (CSMR)
22. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co. (AgriVisor)
23. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co. (IASC)
24. Organized as a an Illinois credit union. No corporate control. Board control in Illinois Agricultural Association and certain affiliated companies. (IAA CU)
25. Organized in Illinois as an agricultural cooperative. 48.3% of voting securities owned by Illinois Agricultural Association. (IAAA)
26. Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association. (IAA Foundation)
27. Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association. (ASA)
28. Organized in Illinois as an agricultural cooperative. 39.2% of voting securities owned by Illinois Agricultural Association. (PFD)
29. Organized in Illinois as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc. (M-PD)
30. Organized in Indiana as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc. (ESJD)
31. Organized in Illinois as a limited liability company. 90% of voting securities owned by Prairie Farms Dairy, Inc. and 10% of voting securities owned by East Side Jersey Dairy, Inc. (SBD)
32. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc. (PFD Supply)
33. Organized in Missouri as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc. (ICS)
34. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc. (GMS)
35. Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc. (Madison Farms)
36. Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc. (Roberts Dairy)
37. Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc. (Hiland)
38. Organized in Tennessee as a limited liability company. 60% of voting securities owned by Prairie Farms Dairy, Inc. and 40% of voting securities owned by Hiland Dairy Foods Company, LLC. (Turner)
39. Organized in Missouri as a business corporation. 100% of voting securities owned by Hiland Dairy Foods Company, LLC. (Belfonte)
40. Organized in Missouri as a limited liability company. 25% of voting securities owned by Hiland Dairy Foods Company, LLC. (SkyPark)
41. Organized in Delaware under the General Corporation Act. 28.2% of voting securities owned by Illinois Agricultural Association. (GMK)
42. Organized in Delaware under the General Corporation Act. 91.02% of voting securities owned by GROWMARK, Inc. (FS Risk)
43. Organized in Vermont as a business corporation. 100% of voting securities owned by FS Risk Management Services, Inc. (FS Preferred Ins. Co.)
44. Organized in Delaware under the General Corporation Act. 76.4% of voting securities owned by GROWMARK, Inc. (MID-CO)
45. Organized in Canada as a Partnership. 50% of voting securities owned by GROWMARK, Inc. (Great Lakes)
46. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc. (FS Financial)
47. Organized in Delaware as a limited liability company. 54% of voting securities owned by FS Financial Services Corporation. (Total Grain)
48. Organized in Delaware as a limited liability company. 55.81% of voting securities owned by FS Financial Services Corporation. (Western Grain)
49. Organized in Iowa as a limited liability company. 69.04% of voting securities owned by FS Financial Services Corporation. (Decision Comm.)
50. Organized in Delaware as a limited liability company. 51% of voting securities owned by FS Financial Services Corporation and 49% of voting securities owned by Illinois Agricultural Holding Company. (AgriVisor LLC)
51. Organized in Delaware as a limited liability company. 86% of voting securities owned by FS Financial Services Corporation. (Northern Grain)
52. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc. (FS Services)
53. Organized in Delaware as a limited liability company. 100% of voting securities owned by GROWMARK, Inc. (GMK FS)
54. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc. (Proj. Explr. Mark II)
55. Organized in Delaware as a limited liability company. 50% of voting securities owned by Project Explorer Mark II Corporation and 50% of voting securities owned by GROWMARK, Inc. (Malta Ind.)
56. Organized in Delaware as a limited liability company. 100% of voting securities owned by Malta Industries, LLC. (Malta Holdings)
57. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by Project Explorer Mark II Corporation. (Malta Texo)
58. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc. (FS Partners)
59. Organized in Nova Scotia as a limited liability company. 100% of voting securities owned by FS Partners, Inc. (3098584 NSCo.)
60. Organized in Illinois as a business corporation. 100% of voting securities owned by GROWMARK, Inc. (GROW-AG)
61. Organized in Delaware as a limited liability company. 100% of voting securities owned by GROWMARK, Inc. (Seedway)
62. Organized in Illinois as a limited liability company. 100% of voting securities owned by GROWMARK, Inc. (Newtech)
63. Organized in Idaho as a limited liability company. 25% of voting securities owned by GROWMARK, Inc. (Allied Seed)
64. Organized in Iowa as a limited liability company. 100% of voting securities owned by GROWMARK, Inc. (Star Energy)
65. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc. (1105433 Ontario)
66. Organized in Ontario under the Business Corporations Act. 50% of voting securities owned by 1105433 Ontario, Inc. (UPI)
67. Organized in Canada. 100% of voting securities owned by UPI, Inc. (UPI Holdings)
68. Organized in Canada as a limited liability partnership. 99.999% of voting securities owned by UPI, Inc. (UPI Energy)
69. Organized in Canada. 100% of voting securities owned by UPI, Inc. (Case ‘N Drum)
70. Organized in Canada. 100% of voting securities owned by UPI, Inc. (Dykstra)
71. Organized in Iowa under the Business Corporation Act. 93.9% of voting securities owned by GROWMARK, Inc. (AgVantage)
72. Organized in Iowa under the Business Corporation Act. 94.92% of voting securities owned by GROWMARK, Inc. (New Century)
73. Organized in Florida as a limited liability company. 50% of voting securities owned by GROWMARK, Inc. (CSE GMK)
74. Organized in Delaware under the General Corporation Act.. 100% of voting securities owned by GROWMARK, Inc. (Norfolk FS)
75. Organized in Canada under the Business Corporations Act. 100% of voting securities owned by Norfolk FS Partners, Inc. (3105194 NSCo.)
76. Organized in Canada under the Business Corporations Act. 60% of voting securities owned by 3105194 Nova Scotia Company. (Norflok FS)

* Organized in Illinois as a not-for-profit corporation. No voting securities. No person controls it.
*** GROWMARK, Inc. owns voting stock in approximately 38 of its Illinois and Iowa member companies.

Item 29. Indemnification
Each person who is or who shall hereafter become a director, officer or employee of the Company, and his administrators, executors, and heirs shall be indemnified by the Company, to the extent not prohibited by applicable law, against all judgments, decrees, orders and findings rendered or entered against him and all costs and expenses reasonably incurred by or imposed upon him, in connection with or resulting from any action, suit or proceeding, administrative or otherwise or threat thereof, to which he is or may be made a party by reason of his being or having been a director, officer or employee (whether or not he shall be a director, officer or employee at the time) excepting judgments, decrees, orders, findings, costs and expenses incurred or imposed in relation to matters as to which a recovery shall be had against him by reason of his having been finally adjudged in such action, suit or proceeding, administrative or otherwise liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves the director, officer or employee of liability to the company or its stockholders for willful misfeasance, bad faith, gross negligence and reckless disregard of the duties involved in the conduct of his office, or in the event of a settlement, each director, officer and employee and his administrators, executors, or heirs may be indemnified by the company against payments made including reasonable costs and expenses provided that such indemnification shall be conditioned upon the prior determination by a resolution of two-thirds (2/3) of those members of the Board of Directors of the Company who are not involved in the action, suit or proceeding that the director, officer or employee has no liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, and provided further that if a majority of the members of the Board of Directors of the company are involved in the action, suit or proceeding, such determination shall have been made by a written opinion of independent counsel. Amounts paid in settlement shall not exceed costs, fees and expenses which would have been reasonably incurred if the action, suit or proceeding had been litigated to a conclusion. The foregoing rights and indemnification shall not be exclusive of any other rights to which the officers, directors, and employees may be entitled according to law.
The Company may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the company against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Company would have the power to indemnify him against such liability.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
(a) COUNTRY Capital Management Company is the registrant’s principal underwriter and also serves as the principal underwriter to: COUNTRY Investors Variable Annuity Account, COUNTRY VP Growth Fund and COUNTRY VP Bond Fund.

(b) Officers and Managers of COUNTRY Capital Management Company

Name and Principal
Business Address*	Positions and Offices
Terry A. Pope	Director
Richard D. Ochs	Director
Michael J. Kenyon	Director
Philip T. Nelson	Chairman & Director
Richard Guebert Jr.	Vice President & Director
Alan K. Dodds	Vice President—Finance & Treasurer
James M. Jacobs	General Counsel, Secretary and Chief Legal Officer
David A. Magers	Executive Vice President
Doyle J. Williams	Chief Executive Officer & Chief Marketing Officer
Deanna L. Frautschi	Executive Vice President—Human Resources & Communications
Robert J. McDade	FINRA Executive Representative and Chief Compliance Officer (as Broker-Dealer)
Jeffrey S. Koerner	Assistant Secretary
Thomas B. Harris	Assistant Secretary
John R. Novack	Assistant Secretary
Virginia M. Smith	Assistant Secretary
Kathy Smith Whitman	Assistant Secretary
Peter J. Borowski	Vice President & Corporate Controller & Chief Financial Officer
Steven E. McCoin	Assistant Controller

*	The principal business address of all of the persons listed above is 1705 N. Towanda Avenue, Bloomington, Illinois 61702.

(c)	Compensation from the Registrant

(3)
	(2)	Compensation on
(1)	Net Underwriting	Events Occasioning	(4)	(5)
Name of Principal	Discounts and	the Deduction of a	Brokerage	Other
Underwriter	Commissions	Deferred Sales Load	Commissions	Compensation
COUNTRY Capital Management Company	$—	NA	NA	NA

Item 31. Location of Books and Records
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 1701 N. Towanda Avenue or 1705 N. Towanda Avenue, Bloomington, Illinois 61701, or 5400 University Avenue, West Des Moines, Iowa 50266.

Item 32. Management Services
VARIABLE PRODUCTS COMPLIANCE AND ACCOUNTING AGREEMENT. Under this agreement, EquiTrust Investment Management Services, Inc. (“EquiTrust”) agrees to provide the Company with certain compliance and accounting functions with respect to the variable annuity contracts and variable universal life insurance policies issued by the Company. These functions include: preparing Forms N-4 and N-6, N-SAR and 24F-2; providing requested information for SEC examinations; calculating daily unit values and preparing trial balances, financial reports and audit schedules. EquiTrust is not an affiliated person of the Company. EquiTrust is compensated quarterly for its services based on a schedule of fees attached to the agreement.
Item 33. Fee Representation
COUNTRY Investors Life Assurance Company represents that the aggregate charges under the Policies are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COUNTRY Investors Variable Life Account has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Bloomington, State of Illinois, on the 26th day of February, 2010.

Country Investors Life Assurance Company
By:	/s/ Philip T. Nelson
Philip T. Nelson
President COUNTRY Investors Life Assurance Company

Country Investors Variable Life Account
By:	/s/ Philip T. Nelson
Philip T. Nelson
President COUNTRY Investors Variable Life Account
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.

Signature	Title	Date
/s/ Philip T. Nelson Philip T. Nelson	President and Director [Principal Executive Officer]	February 26, 2010

/s/ David A. Magers David A. Magers	Executive Vice President and Chief Financial Officer [Principal Financial Officer] [Principal Accounting Officer]	February 26, 2010

* James A. Anderson	Director	February 26, 2010

* Wayne Anderson	Director	February 26, 2010

* Darryl R. Brinkman	Director	February 26, 2010

* Charles M. Cawley	Director	February 26, 2010

* Dale Hadden	Director	February 26, 2010

* Chris Hausman	Director	February 26, 2010

Signature	Title	Date

* Scott Halpin	Director	February 26, 2010

* David L. Meiss	Director	February 26, 2010

* Michael J. Kenyon	Director	February 26, 2010

* Richard D. Ochs	Director	February 26, 2010

* William H. Olthoff	Director	February 26, 2010

* James D. Schielein	Director	February 26, 2010

* Randal K. Schleich	Director	February 26, 2010

* J.C. Pool	Director	February 26, 2010

* Terry A. Pope	Director	February 26, 2010

* Chad K. Schutz	Director	February 26, 2010

* Troy Uphoff	Director	February 26, 2010

* Steven G. Hosselton	Director	February 26, 2010

* Richard Guebert Jr.	Vice President and Director	February 26, 2010

*By:	/s/ James M. Jacobs
James M. Jacobs
Attorney-In-Fact Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Description

(n)(4)	Powers of Attorney